SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

         Pre-Effective Amendment No. ______                           [ ]

         Post-Effective Amendment No.  3     (File No. 333-74865)     [X]
                                     -----    ------------------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  5       (File No. 811-7195)                   [X]
                      ----

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                  55474
(Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code        (612) 671-3678

       Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
  [X] on May 1, 2001  pursuant to paragraph  (b) of Rule 485
  [ ] 60 days after filing  pursuant to paragraph (a)(1) of Rule 485
  [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[AMERICAN EXPRESS LOGO-Registered Trademark-]                   AMERICAN EXPRESS
                                                                       SIGNATURE
                                                            VARIABLE ANNUITY-SM-


ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY



PROSPECTUS


MAY 1, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

-   American Express-Registered Trademark- Variable Portfolio Funds      -   J. P. Morgan Series Trust II

-   AIM Variable Insurance Funds                                         -   Lazard Retirement Series, Inc.

-   Alliance Variable Products Series Fund                               -   MFS-Registered Trademark- Variable Insurance Trust-SM-


-   Baron Capital Funds Trust                                            -   Putnam Variable Trust - IB Shares

-   Credit Suisse Warburg Pincus Trust                                   -   Royce Capital Fund


-   Fidelity Variable Insurance Products - Service Class                 -   Third Avenue Variable Series Trust


-   Franklin-Registered Trademark- Templeton-Registered Trademark-       -   Wanger Advisors Trust
    Variable Insurance Products Trust (FTVIPT) - Class 2


-   Goldman Sachs Variable Insurance Trust (VIT)

-   Janus Aspen Series: Service Shares

Please read the prospectuses carefully and keep them for future reference.

This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS

KEY TERMS .............................................................3

THE CONTRACT IN BRIEF .................................................4

EXPENSE SUMMARY .......................................................5

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ..........................13

FINANCIAL STATEMENTS .................................................17

PERFORMANCE INFORMATION ..............................................18

THE VARIABLE ACCOUNT AND THE FUNDS ...................................19

THE FIXED ACCOUNTS ...................................................26

BUYING YOUR CONTRACT .................................................29

CHARGES ..............................................................31

VALUING YOUR INVESTMENT ..............................................35

MAKING THE MOST OF YOUR CONTRACT .....................................37

WITHDRAWALS ..........................................................41

TSA -- SPECIAL WITHDRAWAL PROVISIONS .................................41

CHANGING OWNERSHIP ...................................................41

BENEFITS IN CASE OF DEATH ............................................42


OPTIONAL BENEFITS ....................................................47


THE ANNUITY PAYOUT PERIOD ............................................52

TAXES ................................................................54

VOTING RIGHTS ........................................................56

SUBSTITUTION OF INVESTMENTS ..........................................56

ABOUT THE SERVICE PROVIDERS ..........................................57

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE ................58

DIRECTORS AND EXECUTIVE OFFICERS .....................................61

EXPERTS ..............................................................62

AMERICAN ENTERPRISE LIFE INSURANCE  COMPANY FINANCIAL INFORMATION ....63

TABLE OF CONTENTS OF THE  STATEMENT OF ADDITIONAL INFORMATION ........76


--------------------------------------------------------------------------------
2 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FIXED ACCOUNTS: The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.


All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

--------------------------------------------------------------------------------
                                                      PROSPECTUS-- MAY 1, 2001 3

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 19)

- the fixed accounts, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. (p. 26)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 29)

-  Minimum initial purchase payment:


     $5,000 for contracts issued in South Carolina, Texas, and Washington. $2,000 for contracts issued in all other states.

-  Minimum additional purchase payment:

     $50 for Systematic Investment Plans.
     $100 for any other type of payment.


-  Maximum total purchase payments (without prior approval):

     $1,000,000 for issue ages up to 85.
     $100,000 for issue ages 86 to 90.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 39)


WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 41)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 41)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 42)


OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 47)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. 52)


--------------------------------------------------------------------------------
4 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 54)


CHARGES: We assess certain charges in connection with your contract (p. 31):

-  $30 annual contract administrative charge;


- 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);


- 1.25% mortality and expense risk fee (if you allocate money to one or more subaccounts);


- if you select the Guaranteed Minimum Income Benefit Rider* (GMIB), an annual fee (currently 0.35%) based on the adjusted contract value;

- if you select the 8% Performance Credit Rider* (PCR), an annual fee of 0.25% of the contract value;


-  withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-  the operating expenses of the funds in which the subaccounts invest.


* You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.


EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)

                     YEARS FROM PURCHASE                           WITHDRAWAL CHARGE
                       PAYMENT RECEIPT                                PERCENTAGE
                             1                                            7%

                             2                                            7

                             3                                            6

                             4                                            6

                             5                                            5

                             6                                            4

                             7                                            2

                             Thereafter                                   0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                           $30*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:              0.35%


(As a percentage of the adjusted contract value at the contract anniversary charged annually. This is an optional expense.)


8% PERFORMANCE CREDIT RIDER (PCR) FEE:                           0.25%



(As a percentage of the contract value at the contract anniversary charged annually. This is an optional expense.)


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value)


   VARIABLE ACCOUNT ADMINISTRATIVE CHARGE:                   0.15%
   MORTALITY AND EXPENSE RISK FEE:                           1.25
                                                             ----
   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES:                   1.40%



--------------------------------------------------------------------------------
                                                      PROSPECTUS-- MAY 1, 2001 5

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                            MANAGEMENT     12b-1          OTHER
                                                                               FEES         FEES         EXPENSES       TOTAL

AXP-Registered Trademark- Variable Portfolio -

      Blue Chip Advantage Fund                                                 .56%          .13%           .26%        .95%(1)

      Bond Fund                                                                .60           .13            .06         .79(2)

      Capital Resource Fund                                                    .60           .13            .04         .77(2)

      Cash Management Fund                                                     .51           .13            .04         .68(2)

      Diversified Equity Income Fund                                           .56           .13            .26         .95(1)

      Extra Income Fund                                                        .62           .13            .07         .82(2)

      Federal Income Fund                                                      .61           .13            .13         .87(1)

      Growth Fund                                                              .64           .13            .18         .95(1)

      Managed Fund                                                             .59           .13            .03         .75(2)

      New Dimensions Fund-Registered Trademark-                                .60           .13            .05         .78(2)

      Small Cap Advantage Fund                                                 .75           .13            .31        1.19(1)

AIM V.I.

      Capital Appreciation Fund                                                .61         --               .21         .82(3)

      Capital Development Fund                                                 .75         --               .63        1.38(3),(4)

      Value Fund                                                               .61         --               .23         .84(3)

Alliance VP

      Premier Growth Portfolio (Class B)                                      1.00           .25            .05        1.30(5)

      Technology Portfolio (Class B)                                           .99           .25            .07        1.31(5)

      U.S. Government/High Grade Securities Portfolio (Class B)                .60           .25            .35        1.20(5)

Baron Capital Funds Trust

      Capital Asset Fund - Insurance Shares                                   1.00           .25            .25        1.50(6)

Credit Suisse Warburg Pincus Trust -

      Emerging Growth Portfolio (previously Warburg Pincus Trust - Emerging
      Growth Portfolio)                                                        .90         --               .35        1.25(7)

Fidelity VIP

      III Growth & Income Portfolio (Service Class)                            .48           .10            .11         .69(8)

      III Mid Cap Portfolio (Service Class)                                    .57           .10            .17         .84(8)

      Overseas Portfolio (Service Class)                                       .72           .10            .17         .99(8)

Franklin Templeton VIP Trust

      Franklin Real Estate Fund - Class 2                                      .58           .25            .02         .85(9),(10)

      Mutual Shares Securities Fund - Class 2                                  .60           .25            .20        1.05(10)

      Templeton International Smaller Companies Fund - Class 2                 .85           .25            .26        1.36(10)

Goldman Sachs VIT

      Capital Growth Fund                                                      .75         --               .25        1.00(11)

      CORE-SM- U.S. Equity Fund                                                .70         --               .20         .90(11)

      Global Income Fund                                                       .90         --               .25        1.15(11)

      International Equity Fund                                               1.00         --               .35        1.35(11)

      Internet Tollkeeper Fund-SM-                                            1.00         --               .25        1.25(11)

Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares                              .65           .25            .02         .92(12)

      Global Technology Portfolio: Service Shares                              .65           .25            .04         .94(12)

      Growth Portfolio: Service Shares                                         .65           .25            .02         .92(12)

      International Growth Portfolio: Service Shares                           .65           .25            .06         .96(12)

J.P. Morgan

      U.S. Disciplined Equity Portfolio                                        .35         --               .50         .85(3)

--------------------------------------------------------------------------------
6 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)

                                                                            MANAGEMENT     12b-1          OTHER
                                                                               FEES         FEES         EXPENSES       TOTAL
Lazard Retirement Series

      Equity Portfolio                                                         .75%          .25%           .25%       1.25%(13)

      International Equity Portfolio                                           .75           .25            .25        1.25(13)

MFS-Registered Trademark-

      New Discovery Series - Initial Class                                     .90         --               .16        1.06(14),(15)

      Research Series - Initial Class                                          .75         --               .10         .85(14)

      Utilities Series - Initial Class                                         .75         --               .16         .91(14)

Putnam Variable Trust

      Putnam VT Growth and Income Fund - Class IB Shares                       .46           .25            .04         .75(16)

      Putnam VT International Growth Fund - Class IB Shares                    .76           .25            .18        1.19(16)

      Putnam VT International New Opportunities Fund - Class IB Shares        1.00           .25            .21        1.46(16)

Royce Capital Fund

      Micro-Cap Portfolio                                                     1.25         --               .10        1.35(17)

      Small-Cap Portfolio (previously Royce Premier Portfolio)                1.00         --               .35        1.35(17)

Third Avenue

      Value Portfolio                                                          .90         --               .40        1.30(18)

Wanger

      International Small Cap                                                 1.20         --               .21        1.41(3),(19)

      U.S. Small Cap                                                           .95         --               .05        1.00(3),(19)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(3) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(4)  Expenses have been restated to reflect current fees.

(5) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 2000. Absent fee waivers and expense reimbursements "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" would be 1.00%, 0.25%, 0.08% and 1.33% for Alliance VP Technology Portfolio.

(6) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period Dec. 31, 2000 would have been 1.66%.

(7) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio (0.90%, 0%, 0.40% and 1.30%).

(8) There were no reimbursement or expense reductions for the period ended Dec. 31, 2000. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(9)  The Fund administration fee is paid indirectly through the management fee.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 1.09% and 1.84% for Capital Growth Fund, 0.70%, 0.17%, and 0.87% for CORE-SM- U.S. Equity Fund, 0.90%, 2.05%
     and 2.95% for Global Income Fund, 1.00%, 0.99% and 1.99% for International Equity Fund and 1.00%, 4.62% and 5.62% for Internet Tollkeeper Fund-SM-. CORE-SM- and Internet Tollkeeper Fund-SM- are service marks of Goldman, Sachs & Co.

(12) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio, Growth Portfolio and International Growth Portfolio. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of expense offset arrangements.

(13) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 4.07% and 5.07% for Equity Portfolio and 1.32% and 2.32% for International Equity Portfolio.

(14) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.05% for New Discovery Series, 0.84% for Research Series, and 0.90% for Utilities Series.

(15) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year 0.15% for the New Discovery Series. Without this agreement, "Other Expenses" and "Total" would have been 0.19% and 1.09%. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

--------------------------------------------------------------------------------
                                                      PROSPECTUS-- MAY 1, 2001 7

(16) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(17) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2001 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other Expenses" and "Total" would be 0.33% and 1.58% for Royce Micro-Cap Portfolio and 2.89% and 3.89% for Royce Small-Cap Portfolio.

(18) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 1.62% and 2.52% for Third Avenue Value Portfolio.

(19) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

--------------------------------------------------------------------------------
8 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

EXAMPLES:*



You would pay the following expenses on a $1,000 investment if you selected the Guaranteed Minimum Income Benefit Rider and assuming a 5% annual return and ...


                                                                                          FULL WITHDRAWAL AT THE
                                                                                          END OF EACH TIME PERIOD
                                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
AXP-Registered Trademark- Variable Portfolio -

       Blue Chip Advantage Fund                                             $ 97.99      $145.84      $196.26      $309.34

       Bond Fund                                                              96.35       140.94       188.14       293.41

       Capital Resource Fund                                                  96.15       140.33       187.13       291.41

       Cash Management Fund                                                   95.23       137.57       182.53       282.32

       Diversified Equity Income Fund                                         97.99       145.84       196.26       309.34

       Extra Income Fund                                                      96.66       141.86       189.67       296.42

       Federal Income Fund                                                    97.17       143.39       192.21       301.41

       Growth Fund                                                            97.99       145.84       196.26       309.34

       Managed Fund                                                           95.94       139.72       186.11       289.39

       New Dimensions Fund-Registered Trademark-                              96.25       140.64       187.64       292.41

       Small Cap Advantage Fund                                              100.45       153.16       208.33       332.76

AIM V.I.

       Capital Appreciation Fund                                              96.66       141.86       189.67       296.42

       Capital Development Fund                                              102.40       158.92       217.80       350.91

       Value Fund                                                             96.87       142.47       190.69       298.42

Alliance VP

       Premier Growth Portfolio (Class B)                                    101.58       156.50       213.83       343.31

       Technology Portfolio (Class B)                                        101.68       156.80       214.32       344.26

       U.S. Government/High Grade Securities Portfolio (Class B)             100.56       153.46       208.83       333.72

Baron Capital Funds Trust

       Capital Asset Fund - Insurance Shares                                 103.63       162.55       223.75       362.19

Credit Suisse Warburg Pincus Trust -

       Emerging Growth Portfolio

       (previously Warburg Pincus Trust - Emerging Growth Portfolio)         101.07       154.98       211.33       338.53

Fidelity VIP

       III Growth & Income Portfolio (Service Class)                          95.33       137.87       183.04       283.33

       III Mid Cap Portfolio (Service Class)                                  96.87       142.47       190.69       298.42

       Overseas Portfolio (Service Class)                                     98.40       147.06       198.28       313.28

Franklin Templeton VIP Trust

       Franklin Real Estate Fund - Class 2                                    96.97       142.78       191.19       299.42

       Mutual Shares Securities Fund - Class 2                                99.02       148.89       201.31       319.17

       Templeton International Smaller Companies Fund - Class 2              102.20       158.32       216.81       349.01

Goldman Sachs VIT

       Capital Growth Fund                                                    98.51       147.37       198.79       314.27

       CORE-SM- U.S. Equity Fund                                              97.48       144.31       193.73       304.39

       Global Income Fund                                                    100.04       151.94       206.33       328.90

       International Equity Fund                                             102.09       158.01       216.31       348.06

       Internet Tollkeeper Fund-SM-                                          101.07       154.98       211.33       338.53

                                                                                       NO WITHDRAWAL OR SELECTION
                                                                                   OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                        END OF EACH TIME PERIOD
                                                                            1 YEAR      3 YEARS       5 YEARS      10 YEARS
AXP-Registered Trademark- Variable Portfolio -

       Blue Chip Advantage Fund                                             $27.99     $  85.84       $146.26      $309.34

       Bond Fund                                                             26.35        80.94        138.14       293.41

       Capital Resource Fund                                                 26.15        80.33        137.13       291.41

       Cash Management Fund                                                  25.23        77.57        132.53       282.32

       Diversified Equity Income Fund                                        27.99        85.84        146.26       309.34

       Extra Income Fund                                                     26.66        81.86        139.67       296.42

       Federal Income Fund                                                   27.17        83.39        142.21       301.41

       Growth Fund                                                           27.99        85.84        146.26       309.34

       Managed Fund                                                          25.94        79.72        136.11       289.39

       New Dimensions Fund-Registered Trademark-                             26.25        80.64        137.64       292.41

       Small Cap Advantage Fund                                              30.45        93.16        158.33       332.76

AIM V.I.

       Capital Appreciation Fund                                             26.66        81.86        139.67       296.42

       Capital Development Fund                                              32.40        98.82        167.80       350.91

       Value Fund                                                            26.87        82.47        140.69       298.42

Alliance VP

       Premier Growth Portfolio (Class B)                                    31.58        96.50        163.83       343.31

       Technology Portfolio (Class B)                                        31.68        96.80        164.32       344.26

       U.S. Government/High Grade Securities Portfolio (Class B)             30.56        93.46        158.83       333.72

Baron Capital Funds Trust

       Capital Asset Fund - Insurance Shares                                 33.63       102.55        173.75       362.19

Credit Suisse Warburg Pincus Trust -

       Emerging Growth Portfolio

       (previously Warburg Pincus Trust - Emerging Growth Portfolio)         31.07        94.98        161.33       338.53

Fidelity VIP

       III Growth & Income Portfolio (Service Class)                         25.33        77.87        133.04       283.33

       III Mid Cap Portfolio (Service Class)                                 26.87        82.47        140.69       298.42

       Overseas Portfolio (Service Class)                                    28.40        87.06        148.28       313.28

Franklin Templeton VIP Trust

       Franklin Real Estate Fund - Class 2                                   26.97        82.78        141.19       299.42

       Mutual Shares Securities Fund - Class 2                               29.02        88.89        151.31       319.17

       Templeton International Smaller Companies Fund - Class 2              32.20        98.32        166.81       349.01

Goldman Sachs VIT

       Capital Growth Fund                                                   28.51        87.37        148.79       314.27

       CORE-SM- U.S. Equity Fund                                             27.48        84.31        143.73       304.39

       Global Income Fund                                                    30.04        91.94        156.33       328.90

       International Equity Fund                                             32.09        98.01        166.31       348.06

       Internet Tollkeeper Fund-SM-                                          31.07        94.98        161.33       338.53

--------------------------------------------------------------------------------
                                                      PROSPECTUS-- MAY 1, 2001 9

You would pay the following expenses on a $1,000 investment if you selected the Guaranteed Minimum Income Benefit Rider and assuming a 5% annual return and ...


                                                                                          FULL WITHDRAWAL AT THE
                                                                                          END OF EACH TIME PERIOD
                                                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
Janus Aspen Series

       Aggressive Growth Portfolio: Service Shares                          $ 97.69      $144.92      $194.74      $306.37

       Global Technology Portfolio: Service Shares                            97.89       145.53       195.76       308.35

       Growth Portfolio: Service Shares                                       97.69       144.92       194.74       306.37

       International Growth Portfolio: Service Shares                         98.10       146.15       196.77       310.33

J.P. Morgan

       U.S. Disciplined Equity Portfolio                                      96.97       142.78       191.19       299.42

Lazard Retirement Series

       Equity Portfolio                                                      101.07       154.98       211.33       338.53

       International Equity Portfolio                                        101.07       154.98       211.33       338.53

MFS-Registered Trademark-

       New Discovery Series - Initial Class                                   99.12       149.20       201.81       320.14

       Research Series - Initial Class                                        96.97       142.78       191.19       299.42

       Utilities Series - Initial Class                                       97.58       144.62       194.24       305.38

Putnam Variable Trust

       Putnam VT Growth and Income Fund - Class IB Shares                     95.94       139.72       186.11       289.39

       Putnam VT International Growth Fund - Class IB Shares                 100.45       153.16       208.33       332.76

       Putnam VT International New Opportunities Fund -

       Class IB Shares                                                       103.22       161.34       221.77       358.44

Royce Capital Fund

       Micro-Cap Portfolio                                                   102.09       158.01       216.31       348.06

       Small-Cap Portfolio (previously Royce Premier Portfolio)              102.09       158.01       216.31       348.06

Third Avenue

       Value Portfolio                                                       101.58       156.50       213.83       343.31

Wanger

       International Small Cap                                               102.71       159.83       219.29       353.74

       U.S. Small Cap                                                         98.51       147.37       198.79       314.27

                                                                                       NO WITHDRAWAL OR SELECTION
                                                                                   OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                        END OF EACH TIME PERIOD
                                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
Janus Aspen Series

       Aggressive Growth Portfolio: Service Shares                          $ 27.69       $84.92       $144.74      $306.37

       Global Technology Portfolio: Service Shares                            27.89        85.53        145.76       308.35

       Growth Portfolio: Service Shares                                       27.69        84.92        144.74       306.37

       International Growth Portfolio: Service Shares                         28.10        86.15        146.77       310.33

J.P. Morgan

       U.S. Disciplined Equity Portfolio                                      26.97        82.78        141.19       299.42

Lazard Retirement Series

       Equity Portfolio                                                       31.07        94.98        161.33       338.53

       International Equity Portfolio                                         31.07        94.98        161.33       338.53

MFS-Registered Trademark-

       New Discovery Series - Initial Class                                   29.12        89.20        151.81       320.14

       Research Series - Initial Class                                        26.97        82.78        141.19       299.42

       Utilities Series - Initial Class                                       27.58        84.62        144.24       305.38

Putnam Variable Trust

       Putnam VT Growth and Income Fund - Class IB Shares                     25.94        79.72        136.11       289.39

       Putnam VT International Growth Fund - Class IB Shares                  30.45        93.16        158.33       332.76

       Putnam VT International New Opportunities Fund -

       Class IB Shares                                                        33.22       101.34        171.77       358.44

Royce Capital Fund

       Micro-Cap Portfolio                                                    32.09        98.01        166.31       348.06

       Small-Cap Portfolio (previously Royce Premier Portfolio)               32.09        98.01        166.31       348.06

Third Avenue

       Value Portfolio                                                        31.58        96.50        163.83       343.31

Wanger

       International Small Cap                                                32.71        99.83        169.29       353.74

       U.S. Small Cap                                                         28.51        87.37        148.79       314.27


--------------------------------------------------------------------------------
10 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment without any optional riders and assuming a 5% annual return and ...


                                                                                          FULL WITHDRAWAL AT THE
                                                                                          END OF EACH TIME PERIOD
                                                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
AXP-Registered Trademark- Variable Portfolio -

       Blue Chip Advantage Fund                                             $ 94.41      $135.11      $178.43      $274.17

       Bond Fund                                                              92.77       130.17       170.20       257.68

       Capital Resource Fund                                                  92.56       129.55       169.16       255.60

       Cash Management Fund                                                   91.64       126.77       164.50       246.19

       Diversified Equity Income Fund                                         94.41       135.11       178.43       274.17

       Extra Income Fund                                                      93.07       131.10       171.75       260.79

       Federal Income Fund                                                    93.59       132.64       174.32       265.96

       Growth Fund                                                            94.41       135.11       178.43       274.17

       Managed Fund                                                           92.36       128.94       168.13       253.52

       New Dimensions Fund-Registered Trademark-                              92.66       129.86       169.68       256.64

       Small Cap Advantage Fund                                               96.87       142.47       190.69       298.42

AIM V.I.

       Capital Appreciation Fund                                              93.07       131.10       171.75       260.79

       Capital Development Fund                                               98.81       148.28       200.30       317.21

       Value Fund                                                             93.28       131.72       172.78       262.86

Alliance VP

       Premier Growth Portfolio (Class B)                                     97.99       145.84       196.26       309.34

       Technology Portfolio (Class B)                                         98.10       146.15       196.77       310.33

       U.S. Government/High Grade Securities Portfolio (Class B)              96.97       142.78       191.19       299.42

Baron Capital Funds Trust

       Capital Asset Fund - Insurance Shares                                 100.04       151.94       206.33       328.90

Credit Suisse Warburg Pincus Trust -

       Emerging Growth Portfolio

       (previously Warburg Pincus Trust - Emerging Growth Portfolio)          97.48       144.31       193.73       304.39

Fidelity VIP

       III Growth & Income Portfolio (Service Class)                          91.74       127.08       165.02       247.24

       III Mid Cap Portfolio (Service Class)                                  93.28       131.72       172.78       262.86

       Overseas Portfolio (Service Class)                                     94.82       136.34       180.49       278.25

Franklin Templeton VIP Trust

       Franklin Real Estate Fund - Class 2                                    93.38       132.02       173.29       263.89

       Mutual Shares Securities Fund - Class 2                                95.43       138.18       183.55       284.34

       Templeton International Smaller Companies Fund - Class 2               98.61       147.67       199.29       315.25

Goldman Sachs VIT

       Capital Growth Fund                                                    94.92       136.64       181.00       279.27

       CORE-SM- U.S. Equity Fund                                              93.89       133.57       175.87       269.04

       Global Income Fund                                                     96.46       141.25       188.65       294.42

       International Equity Fund                                              98.51       147.37       198.79       314.27

       Internet Tollkeeper Fund-SM-                                           97.48       144.31       193.73       304.39

Janus Aspen Series

       Aggressive Growth Portfolio: Service Shares                            94.10       134.18       176.89       271.10

       Global Technology Portfolio: Service Shares                            94.30       134.80       177.92       273.15

       Growth Portfolio: Service Shares                                       94.10       134.18       176.89       271.10

       International Growth Portfolio: Service Shares                         94.51       135.41       178.95       275.19

                                                                                       NO WITHDRAWAL OR SELECTION
                                                                                   OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                        END OF EACH TIME PERIOD
                                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
AXP-Registered Trademark- Variable Portfolio -

       Blue Chip Advantage Fund                                             $ 24.41       $75.11       $128.43      $274.17

       Bond Fund                                                              22.77        70.17        120.20       257.68

       Capital Resource Fund                                                  22.56        69.55        119.16       255.60

       Cash Management Fund                                                   21.64        66.77        114.50       246.19

       Diversified Equity Income Fund                                         24.41        75.11        128.43       274.17

       Extra Income Fund                                                      23.07        71.10        121.75       260.79

       Federal Income Fund                                                    23.59        72.64        124.32       265.96

       Growth Fund                                                            24.41        75.11        128.43       274.17

       Managed Fund                                                           22.36        68.94        118.13       253.52

       New Dimensions Fund-Registered Trademark-                              22.66        69.86        119.68       256.64

       Small Cap Advantage Fund                                               26.87        82.47        140.69       298.42

AIM V.I.

       Capital Appreciation Fund                                              23.07        71.10        121.75       260.79

       Capital Development Fund                                               28.81        88.28        150.30       317.21

       Value Fund                                                             23.28        71.72        122.78       262.86

Alliance VP

       Premier Growth Portfolio (Class B)                                     27.99        85.84        146.26       309.34

       Technology Portfolio (Class B)                                         28.10        86.15        146.77       310.33

       U.S. Government/High Grade Securities Portfolio (Class B)              26.97        82.78        141.19       299.42

Baron Capital Funds Trust

       Capital Asset Fund - Insurance Shares                                  30.04        91.94        156.33       328.90

Credit Suisse Warburg Pincus Trust -

       Emerging Growth Portfolio

       (previously Warburg Pincus Trust - Emerging Growth Portfolio)          27.48        84.31        143.73       304.39

Fidelity VIP

       III Growth & Income Portfolio (Service Class)                          21.74        67.08        115.02       247.24

       III Mid Cap Portfolio (Service Class)                                  23.28        71.72        122.78       262.86

       Overseas Portfolio (Service Class)                                     24.82        76.34        130.49       278.25

Franklin Templeton VIP Trust

       Franklin Real Estate Fund - Class 2                                    23.38        72.02        123.29       263.89

       Mutual Shares Securities Fund - Class 2                                25.43        78.18        133.55       284.34

       Templeton International Smaller Companies Fund - Class 2               28.61        87.67        149.29       315.25

Goldman Sachs VIT

       Capital Growth Fund                                                    24.92        76.64        131.00       279.27

       CORE-SM- U.S. Equity Fund                                              23.89        73.57        125.87       269.04

       Global Income Fund                                                     26.46        81.25        138.65       294.42

       International Equity Fund                                              28.51        87.37        148.79       314.27

       Internet Tollkeeper Fund-SM-                                           27.48        84.31        143.73       304.39

Janus Aspen Series

       Aggressive Growth Portfolio: Service Shares                            24.10        74.18        126.89       271.10

       Global Technology Portfolio: Service Shares                            24.30        74.80        127.92       273.15

       Growth Portfolio: Service Shares                                       24.10        74.18        126.89       271.10

       International Growth Portfolio: Service Shares                         24.51        75.41        128.95       275.19

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 11

You would pay the following expenses on a $1,000 investment without any optional riders and assuming a 5% annual return and ...


                                                                                          FULL WITHDRAWAL AT THE
                                                                                          END OF EACH TIME PERIOD
                                                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
J.P. Morgan

       U.S. Disciplined Equity Portfolio                                     $93.38      $132.02      $173.29      $263.89

Lazard Retirement Series

       Equity Portfolio                                                       97.48       144.31       193.73       304.39

       International Equity Portfolio                                         97.48       144.31       193.73       304.39

MFS-Registered Trademark-

       New Discovery Series - Initial Class                                   95.53       138.49       184.07       285.35

       Research Series - Initial Class                                        93.38       132.02       173.29       263.89

       Utilities Series - Initial Class                                       94.00       133.87       176.38       270.07

Putnam Variable Trust

       Putnam VT Growth and Income Fund - Class IB Shares                     92.36       128.94       168.13       253.52

       Putnam VT International Growth Fund - Class IB Shares                  96.87       142.47       190.69       298.42

       Putnam VT International New Opportunities Fund -

       Class IB Shares                                                        99.63       150.72       204.32       325.02

Royce Capital Fund

       Micro-Cap Portfolio                                                    98.51       147.37       198.79       314.27

       Small-Cap Portfolio (previously Royce Premier Portfolio)               98.51       147.37       198.79       314.27

Third Avenue

       Value Portfolio                                                        97.99       145.84       196.26       309.34

Wanger

       International Small Cap                                                99.12       149.20       201.81       320.14

       U.S. Small Cap                                                         94.92       136.64       181.00       279.27

                                                                                       NO WITHDRAWAL OR SELECTION
                                                                                   OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                        END OF EACH TIME PERIOD
                                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
J.P. Morgan

       U.S. Disciplined Equity Portfolio                                    $ 23.38       $72.02       $123.29      $263.89

Lazard Retirement Series

       Equity Portfolio                                                       27.48        84.31        143.73       304.39

       International Equity Portfolio                                         27.48        84.31        143.73       304.39

MFS-Registered Trademark-

       New Discovery Series - Initial Class                                   25.53        78.49        134.07       285.35

       Research Series - Initial Class                                        23.38        72.02        123.29       263.89

       Utilities Series - Initial Class                                       24.00        73.87        126.38       270.07

Putnam Variable Trust

       Putnam VT Growth and Income Fund - Class IB Shares                     22.36        68.94        118.13       253.52

       Putnam VT International Growth Fund - Class IB Shares                  26.87        82.47        140.69       298.42

       Putnam VT International New Opportunities Fund -

       Class IB Shares                                                        29.63        90.72        154.32       325.02

Royce Capital Fund

       Micro-Cap Portfolio                                                    28.51        87.37        148.79       314.27

       Small-Cap Portfolio (previously Royce Premier Portfolio)               28.51        87.37        148.79       314.27

Third Avenue

       Value Portfolio                                                        27.99        85.84        146.26       309.34

Wanger

       International Small Cap                                                29.12        89.20        151.81       320.14

       U.S. Small Cap                                                         24.92        76.64        131.00       279.27





* In these examples, the $30 contract administrative charge is approximated as a 0.031% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in these tables. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.


YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
12 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.



YEAR ENDED DEC. 31,                                                        2000       1999       1998       1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVB(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $0.89        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      286        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESI(2) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period                             $1.33     $1.33      $1.33      $1.24     $1.17     $1.00

Accumulation unit value at end of period                                   $1.38     $1.33      $1.33      $1.33     $1.24     $1.17

Number of accumulation units outstanding at end of period (000 omitted)    9,498     8,127      5,689      2,544     1,377       414

Ratio of operating expense to average net assets                           1.40%     1.40%      1.40%      1.40%     1.50%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ECR(2) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period                             $2.33     $1.91      $1.56      $1.27     $1.20     $1.00

Accumulation unit value at end of period                                   $1.89     $2.33      $1.91      $1.56     $1.27     $1.20

Number of accumulation units outstanding at end of period (000 omitted)    6,358     5,864      5,163      3,813     2,350       818

Ratio of operating expense to average net assets                           1.40%     1.40%      1.40%      1.40%     1.50%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS(2) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                             $1.18     $1.15      $1.11      $1.07     $1.03     $1.00

Accumulation unit value at end of period                                   $1.24     $1.18      $1.15      $1.11     $1.07     $1.03

Number of accumulation units outstanding at end of period (000 omitted)    4,421       941        749        231       241       132

Ratio of operating expense to average net assets                           1.40%     1.40%      1.40%      1.40%     1.50%     1.50%

Simple yield(3)                                                            4.54%     4.52%      3.24%      3.71%     3.26%     3.53%

Compound yield(3)                                                          4.64%     4.62%      3.29%      3.78%     3.32%     3.59%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVD(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $1.00        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)       16        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIA(4) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period                             $1.00     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $0.90     $1.00         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      556         8         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVF(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $1.06        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)       76        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVG(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - GROWTH FUND)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $0.74        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      200        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMG(2) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - MANAGED FUND)

Accumulation unit value at beginning of period                             $2.07     $1.83      $1.60      $1.36     $1.18     $1.00

Accumulation unit value at end of period                                   $1.99     $2.07      $1.83      $1.60     $1.36     $1.18

Number of accumulation units outstanding at end of period (000 omitted)    6,779     5,985      4,684      2,944     1,546       589

Ratio of operating expense to average net assets                           1.40%     1.40%      1.40%      1.40%     1.50%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGD(5) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-REGISTERED TRADEMARK-)

Accumulation unit value at beginning of period                             $1.72     $1.32      $1.05      $1.00        --        --

Accumulation unit value at end of period                                   $1.54     $1.72      $1.32      $1.05        --        --

Number of accumulation units outstanding at end of period (000 omitted)    3,717     2,141      1,108         69        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%      1.40%      1.40%        --        --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 13

YEAR ENDED DEC. 31,                                                        2000       1999       1998       1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVS(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $0.99        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)       20        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ECA(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)

Accumulation unit value at beginning of period                             $1.43     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.26     $1.43         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    3,037        57         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ECD(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)

Accumulation unit value at beginning of period                             $1.26     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.36     $1.26         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      480         1         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVA(7) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)

Accumulation unit value at beginning of period                             $1.72     $1.34      $1.03      $1.00        --        --

Accumulation unit value at end of period                                   $1.45     $1.72      $1.34      $1.03        --        --

Number of accumulation units outstanding at end of period (000 omitted)   11,388     5,638      1,779         66        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%      1.40%      1.40%        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPP(6) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                             $1.17     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $0.96     $1.17         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    3,368        56         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ETC(6) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                             $1.40     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.08     $1.40         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    2,278       105         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EHG(6) (INVESTING IN SHARES OF ALLIANCE VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                             $1.00     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.09     $1.00         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      743         7         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EAS(6) (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES)

Accumulation unit value at beginning of period                             $1.19     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.14     $1.19         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    1,639        31         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EEG(6) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO(8))

Accumulation unit value at beginning of period                             $1.31     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.28     $1.31         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      795         6         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EFG(6) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                             $1.05     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.00     $1.05         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    1,383        71         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EFM(6) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                             $1.24     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.64     $1.24         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    2,714        44         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2000       1999       1998       1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EFO(6) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                             $1.23     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $0.98     $1.23         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      516        33         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ERE(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)

Accumulation unit value at beginning of period                             $0.97     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.25     $0.97         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      202         1         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMU(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                             $1.05     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.17     $1.05         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      170        31         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIS(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)

Accumulation unit value at beginning of period                             $1.02     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.00     $1.02         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      106         1         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT JCG(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND)

Accumulation unit value at beginning of period                             $1.16     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.05     $1.16         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      613       226         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT JUS(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)

Accumulation unit value at beginning of period                             $1.12     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.00     $1.12         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    1,247       480         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT JGL(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT GLOBAL INCOME FUND)

Accumulation unit value at beginning of period                             $0.97     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.04     $0.97         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      398        34         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT JIF(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)

Accumulation unit value at beginning of period                             $1.27     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.08     $1.27         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      195        30         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIT(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND-SM-)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $0.67        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      319        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EJA(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $0.70        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    1,737        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EJT(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $0.68        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      898        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 15

YEAR ENDED DEC. 31,                                                        2000       1999       1998       1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EJG(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $0.82        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    2,472        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EJI(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $0.80        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    1,304        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EDE(6) (INVESTING IN SHARES OF J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                             $1.07     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $0.94     $1.07         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      673        51         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ERQ(6) (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                             $1.01     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.00     $1.01         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      154         1         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ERI(6) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                             $1.07     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $0.96     $1.07         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)       62         1         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT END(6) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period                             $1.47     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.42     $1.47         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    2,229        64         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ERS(6) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- RESEARCH SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period                             $1.16     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.09     $1.16         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    1,902       242         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EUT(6) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- UTILITIES SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period                             $1.20     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.27     $1.20         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    1,939        30         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPG(9) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                             $1.18     $1.18      $1.00         --        --        --

Accumulation unit value at end of period                                   $1.26     $1.18      $1.18         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    6,616     4,302        239         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%      1.40%         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPL(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                             $1.33     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.19     $1.33         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)    2,192       347         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPN(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                             $1.53     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $0.93     $1.53         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      847        35         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2000       1999       1998       1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMC(6) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)

Accumulation unit value at beginning of period                             $1.15     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.34     $1.15         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      239        37         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPR(6) (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO(10))

Accumulation unit value at beginning of period                             $1.05     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.38     $1.05         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      188         1         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ETV(1) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)

Accumulation unit value at beginning of period                             $1.00        --         --         --        --        --

Accumulation unit value at end of period                                   $1.29        --         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)       63        --         --         --        --        --

Ratio of operating expense to average net assets                           1.40%        --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIC(6) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)

Accumulation unit value at beginning of period                             $1.51     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.07     $1.51         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      431        28         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EUC(6) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)

Accumulation unit value at beginning of period                             $1.15     $1.00         --         --        --        --

Accumulation unit value at end of period                                   $1.04     $1.15         --         --        --        --

Number of accumulation units outstanding at end of period (000 omitted)      231        19         --         --        --        --

Ratio of operating expense to average net assets                           1.40%     1.40%         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------

(1)  Operations commenced on May 2, 2000.

(2)  Operations commenced on Feb. 21, 1995.

(3) Net of annual contract administrative charge and mortality and expense risk fee.

(4)  Operations commenced on Aug. 26, 1999.

(5)  Operations commenced on Oct. 29, 1997.

(6)  Operations commenced on Sept. 22, 1999.

(7)  Operations commenced on Oct. 30, 1997.

(8)  Previously named Warburg Pincus Trust - Emerging Growth Portfolio.

(9)  Operations commenced on Oct. 5, 1998.

(10) Previously named Royce Premier Portfolio.

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts in the SAI. You can find our audited financial statements later in this prospectus.



--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 17

PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.


Total return figures do not reflect any contract value credits on PCR credits.


Total return figures reflect deduction of all applicable charges, including:


-  contract administrative charge,

-  variable account administrative charge,


-  the Guaranteed Minimum Income Benefit Rider* fee,


-  the 8% Performance Credit Rider fee*,


-  mortality and expense risk fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).


* You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is age 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), the Guaranteed Minimum Income Benefit Rider fee and the 8% Performance Credit Rider fee. We may show total return quotations by means of schedules, charts or graphs.


AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
18 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

------------- ----------------------------- ---------------------------------------- -----------------------------
SUBACCOUNT    INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISOR OR MANAGER
------------- ----------------------------- ---------------------------------------- -----------------------------



EVB           AXP-Registered Trademark-     Objective: long-term total return        IDS Life, investment
              Variable Portfolio -  Blue    exceeding that of the U.S. stock         manager; American Express
              Chip Advantage Fund           market. Invests primarily in common      Financial Corporation
                                            stocks of companies included in the      (AEFC), investment advisor.
                                            unmanaged S&P 500 Index.
------------- ----------------------------- ---------------------------------------- -----------------------------
ESI           AXP-Registered Trademark-     Objective: high level of current         IDS Life, investment
              Variable Portfolio - Bond     income while conserving the value of     manager; American Express
              Fund                          the investment and continuing a high     Financial Corporation
                                            level of income for the longest time     (AEFC), investment advisor.
                                            period. Invests primarily in bonds and
                                            other debt obligations.
------------- ----------------------------- ---------------------------------------- -----------------------------
ECR           AXP-Registered Trademark-     Objective: capital appreciation.         IDS Life, investment
              Variable Portfolio -          Invests primarily in U.S. common         manager; AEFC, investment
              Capital Resource Fund         stocks and other securities              advisor.
                                            convertible into common stocks.
------------- ----------------------------- ---------------------------------------- -----------------------------
EMS           AXP-Registered Trademark-     Objective: maximum current income        IDS Life, investment
              Variable Portfolio -  Cash    consistent with liquidity and            manager; AEFC, investment
              Management Fund               stability of principal. Invests in       advisor.
                                            money market securities.
------------- ----------------------------- ---------------------------------------- -----------------------------
EVD           AXP-Registered Trademark-     Objective: a high level of current       IDS Life, investment
              Variable Portfolio -          income and, as a secondary goal,         manager; AEFC, investment
              Diversified Equity Income     steady growth of capital. Invests        advisor.
              Fund                          primarily in dividend-paying common
                                            and preferred stocks.
------------- ----------------------------- ---------------------------------------- -----------------------------
EIA           AXP-Registered Trademark-     Objective: high current income, with     IDS Life, investment
              Variable Portfolio - Extra    capital growth as a secondary            manager; AEFC, investment
              Income Fund                   objective. Invests primarily in          advisor.
                                            high-yielding, high-risk corporate
                                            bonds issued by U.S. and foreign
                                            companies and governments.
------------- ----------------------------- ---------------------------------------- -----------------------------
EVF           AXP-Registered Trademark-     Objective: a high level of current       IDS Life, investment
              Variable Portfolio -          income and safety of principal           manager; AEFC, investment
              Federal Income Fund           consistent with an investment in U.S.    advisor.
                                            government and government agency
                                            securities. Invests primarily in debt
                                            obligations issued or guaranteed as to
                                            principal and interest by the U.S.
                                            government, its agencies or
                                            instrumentalities.
------------- ----------------------------- ---------------------------------------- -----------------------------
EVG           AXP-Registered Trademark-     Objective: long-term capital growth.     IDS Life, investment
              Variable Portfolio - Growth   Invests primarily in common stocks and   manager; AEFC, investment
              Fund                          securities convertible into common       advisor.
                                            stocks that appear to offer growth
                                            opportunities.
------------- ----------------------------- ---------------------------------------- -----------------------------
EMG           AXP-Registered Trademark-     Objective: maximum total investment      IDS Life, investment
              Variable Portfolio -          return through a combination of          manager; AEFC, investment
              Managed Fund                  capital growth and current income.       advisor.
                                            Invests primarily in a combination
                                            of common and preferred stocks,
                                            convertible securities, bonds and
                                            other debt securities.
------------- ----------------------------- ---------------------------------------- -----------------------------
EGD           AXP-Registered Trademark-     Objective: long-term growth of           IDS Life, investment
              Variable Portfolio -  New     capital. Invests primarily in common     manager; AEFC, investment
              Dimensions Fund-Registered    stocks of U.S. and foreign companies     advisor.
              Trademark-                    showing potential for significant
                                            growth.
------------- ----------------------------- ---------------------------------------- -----------------------------


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 19

------------- ----------------------------- ---------------------------------------- -----------------------------
SUBACCOUNT    INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISOR OR MANAGER
------------- ----------------------------- ---------------------------------------- -----------------------------


EVS           AXP-Registered Trademark-     Objective: long-term capital growth.     IDS Life, investment
              Variable Portfolio - Small    Invests primarily in equity stocks of    manager; AEFC, investment
              Cap Advantage Fund            small companies that are often           advisor; Kenwood Capital
                                            included in the S&P SmallCap 600 Index   Management LLC,
                                            or the Russell 2000 Index.               sub-investment advisor.
------------- ----------------------------- ---------------------------------------- -----------------------------
ECA           AIM V.I. Capital              Objective: growth of capital. Invests    A I M Advisors, Inc.
              Appreciation Fund             mainly in common stocks of companies
                                            likely to benefit from new or
                                            innovative products, services or
                                            processes as well as those with
                                            above-average growth and excellent
                                            prospects for future growth.
------------- ----------------------------- ---------------------------------------- -----------------------------
ECD           AIM V.I. Capital              Objective: long term growth of           A I M Advisors, Inc.
              Development Fund              capital. Invests primarily in
                                            securities (including common stocks,
                                            convertible securities and bonds) of
                                            small- and medium-sized companies.
------------- ----------------------------- ---------------------------------------- -----------------------------
EVA           AIM V.I. Value Fund           Objective: long-term growth of capital   A I M Advisors, Inc.
                                            with income as a secondary objective.
                                            Invests primarily in equity securities
                                            judged to be undervalued relative to
                                            the investment advisor's appraisal of
                                            the current or projected earnings of
                                            the companies issuing the securities,
                                            or relative to current market values
                                            of assets owned by the companies
                                            issuing the securities, or relative to
                                            the equity market generally.
------------- ----------------------------- ---------------------------------------- -----------------------------
EPP           Alliance VP Premier Growth    Objective: long-term growth of capital   Alliance Capital
              Portfolio (Class B)           by pursuing aggressive investment        Management, L.P.
                                            policies. Invests primarily in equity
                                            securities of a limited number of
                                            large, carefully selected,
                                            high-quality U.S. companies that are
                                            judged likely to achieve superior
                                            earnings growth.
------------- ----------------------------- ---------------------------------------- -----------------------------
ETC           Alliance VP Technology        Objective: growth of capital. Current    Alliance Capital
              Portfolio (Class B)           income is only an incidental             Management, L.P.
                                            consideration. Invests primarily in
                                            securities of companies expected to
                                            benefit from technological advances
                                            and improvements.
------------- ----------------------------- ---------------------------------------- -----------------------------
EHG           Alliance VP U.S.              Objective: high level of current         Alliance Capital
              Government/High Grade         income consistent with preservation of   Management, L.P.
              Securities Portfolio          capital. Invests primarily in (1) U.S.
              (Class B)                     Government securities and (2) other
                                            high-grade debt securities or, if
                                            unrated, of equivalent quality.
------------- ----------------------------- ---------------------------------------- -----------------------------
EAS           Baron Capital Asset Fund -    Objective: capital appreciation.         BAMCO, Inc.
              Insurance Shares              Invests primarily in securities of
                                            small and medium sized companies
                                            with undervalued assets or favorable
                                            growth prospects.
------------- ----------------------------- ---------------------------------------- -----------------------------
EEG           Credit Suisse Warburg         Objective: maximum capital               Credit Suisse Asset
              Pincus Trust - Emerging       appreciation. Invests in U.S. equity     Management, LLC
              Growth Portfolio              securities of emerging-growth
              (previously Warburg Pincus    companies with growth characteristics
              Trust - Emerging Growth       such as positive earnings and
              Portfolio)                    potential for accelerated growth.
------------- ----------------------------- ---------------------------------------- -----------------------------



--------------------------------------------------------------------------------
20 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

------------- ----------------------------- ---------------------------------------- -----------------------------
SUBACCOUNT    INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISOR OR MANAGER
------------- ----------------------------- ---------------------------------------- -----------------------------

EFG           Fidelity VIP III Growth &     Objective: high total return through a   Fidelity Management &
              Income Portfolio (Service     combination of current income and        Research Company (FMR),
              Class)                        capital appreciation. Invests            investment manager; FMR
                                            primarily in common stocks with a        U.K. and FMR Far East,
                                            focus on those that pay current          sub-investment advisors.
                                            dividends and show potential for
                                            capital appreciation.
------------- ----------------------------- ---------------------------------------- -----------------------------
EFM           Fidelity VIP III Mid Cap      Objective: long-term growth of           FMR, investment manager;
              Portfolio (Service Class)     capital. Invests primarily in medium     FMR U.K. and FMR Far East,
                                            market capitalization common stocks.     sub-investment advisors.
------------- ----------------------------- ---------------------------------------- -----------------------------
EFO           Fidelity VIP Overseas         Objective: long-term growth of           FMR, investment manager;
              Portfolio (Service Class)     capital. Invests primarily in common     FMR U.K., FMR Far East,
                                            stocks of foreign securities.            Fidelity International
                                                                                     Investment Advisors (FIIA)
                                                                                     and FIIA U.K.,
                                                                                     sub-investment advisors.
------------- ----------------------------- ---------------------------------------- -----------------------------
ERE           FTVIPT Franklin Real Estate   Objective: capital appreciation with a   Franklin Advisers, Inc.
              Fund - Class 2                secondary goal to earn current income.
                                            Invests primarily in securities of
                                            companies operating in the real
                                            estate industry, primarily equity
                                            real estate investment trusts
                                            (REITS).
------------- ----------------------------- ---------------------------------------- -----------------------------
EMU           FTVIPT Mutual Shares          Objective: capital appreciation with     Franklin Mutual Advisers,
              Securities Fund - Class 2     income as a secondary goal. Invests      LLC
                                            primarily in equity securities of
                                            companies that the manager believes
                                            are available at market prices less
                                            than their actual value based on
                                            certain recognized or objective
                                            criteria (intrinsic value).
------------- ----------------------------- ---------------------------------------- -----------------------------
EIS           FTVIPT Templeton              Objective: long-term capital             Templeton Investment
              International Smaller         appreciation. Invests primarily in       Counsel, LLC
              Companies Fund - Class 2      equity securities of smaller companies
                                            located outside the U.S., including
                                            those in emerging markets.
------------- ----------------------------- ---------------------------------------- -----------------------------
JCG           Goldman Sachs VIT Capital     Objective: seeks long-term growth of     Goldman Sachs Asset
              Growth Fund                   capital by investing in a diversified    Management
                                            portfolio of equity securities that
                                            are considered by the investment
                                            adviser to have long-term capital
                                            appreciation potential.
------------- ----------------------------- ---------------------------------------- -----------------------------
JUS           Goldman Sachs VIT CORE-SM-    Objective: seeks long-term growth of     Goldman Sachs Asset
              U.S. Equity Fund              capital and dividend income. Invests     Management
                                            primarily in a broadly diversified
                                            portfolio of large-cap and blue chip
                                            equity securities representing all
                                            major sectors of the U.S. economy.
------------- ----------------------------- ---------------------------------------- -----------------------------
JGL           Goldman Sachs VIT Global      Objective: seeks high total return,      Goldman Sachs Asset
              Income Fund                   emphasizing current income, and, to a    Management International
                                            lesser extent, providing opportunities
                                            for capital appreciation. Invests
                                            primarily in a portfolio of high
                                            quality fixed-income securities of
                                            U.S. and foreign issuers and enters
                                            into transactions in foreign
                                            currencies.
------------- ----------------------------- ---------------------------------------- -----------------------------


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 21

------------- ----------------------------- ---------------------------------------- -----------------------------
SUBACCOUNT    INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISOR OR MANAGER
------------- ----------------------------- ---------------------------------------- -----------------------------

JIF           Goldman Sachs VIT             Objective: seeks long-term capital       Goldman Sachs Asset
              International Equity Fund     appreciation. Invests primarily in       Management International
                                            equity securities of companies that
                                            are organized outside the U.S., or
                                            whose securities are principally
                                            traded outside the U.S.
------------- ----------------------------- ---------------------------------------- -----------------------------
EIT           Goldman Sachs VIT Internet    Objective: seeks long-term growth of     Goldman Sachs Asset
              Tollkeeper Fund-SM-           capital. Invests primarily in equity     Management
                                            securities of companies the
                                            investment adviser believes will
                                            benefit from the growth of the
                                            Internet by providing access,
                                            infrastructure, content and services
                                            to Internet companies and customers.
------------- ----------------------------- ---------------------------------------- -----------------------------
EJA           Janus Aspen Series            Objective: long-term growth of           Janus Capital
              Aggressive Growth             capital. Non-diversified mutual fund
              Portfolio: Service Shares     that primarily invests in common
                                            stocks selected for their growth
                                            potential and normally invests at
                                            least 50% of its equity assets in
                                            medium-sized companies.
------------- ----------------------------- ---------------------------------------- -----------------------------
EJT           Janus Aspen Series Global     Objective: long-term growth of           Janus Capital
              Technology Portfolio:         capital. Non-diversified mutual fund
              Service Shares                that invests primarily in equity
                                            securities of U.S. and foreign
                                            companies selected for their growth
                                            potential. Normally invests at least
                                            65% of assets in securities of
                                            companies that the manager believes
                                            will benefit significantly from
                                            advancements or improvements in
                                            technology.
------------- ----------------------------- ---------------------------------------- -----------------------------
EJG           Janus Aspen Series Growth     Objective: long-term growth of capital   Janus Capital
              Portfolio: Service Shares     in a manner consistent with the
                                            preservation of capital. Invests
                                            primarily in common stocks selected
                                            for their growth potential.
------------- ----------------------------- ---------------------------------------- -----------------------------
EJI           Janus Aspen Series            Objective: long-term growth of           Janus Capital
              International Growth          capital. Invests at least 65% of its
              Portfolio: Service Shares     total assets in securities of issuers
                                            from at least five different
                                            countries, excluding the U.S. It may
                                            at times invest all of its assets in
                                            fewer than five countries or even a
                                            single country.
------------- ----------------------------- ---------------------------------------- -----------------------------
EDE           J.P. Morgan U.S.              Objective: seeks to provide a high       J.P. Morgan
              Disciplined Equity Portfolio  total return from a portfolio of selected equity securities. The
                                            portfolio invests primarily in large
                                            and medium capitalization U.S.
                                            companies. The portfolio is designed
                                            for investors who want an actively
                                            managed portfolio of selected equity
                                            securities that seeks to outperform
                                            the S&P 500 Index.
------------- ----------------------------- ---------------------------------------- -----------------------------


--------------------------------------------------------------------------------
22 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

------------- ----------------------------- ---------------------------------------- -----------------------------
SUBACCOUNT    INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISOR OR MANAGER
------------- ----------------------------- ---------------------------------------- -----------------------------

ERQ           Lazard Retirement  Equity     Objective: long-term capital             Lazard Asset Management
              Portfolio                     appreciation. Invests primarily in
                                            equity securities, principally
                                            common stocks, of relatively large
                                            U.S. companies with market
                                            capitalizations in the range of the
                                            S&P 500-Registered Trademark- Index
                                            that the Investment Manager believes
                                            are undervalued based on their
                                            earnings, cash flow or asset values.
------------- ----------------------------- ---------------------------------------- -----------------------------
ERI           Lazard Retirement             Objective: long-term capital             Lazard Asset Management
              International Equity          appreciation. Invests primarily in
              Portfolio                     equity securities, principally common
                                            stocks, of relatively large non-U.S.
                                            companies with market
                                            capitalizations in the range of the
                                            Morgan Stanley Capital International
                                            (MSCI) Europe, Australia and Far
                                            East (EAFE-Registered Trademark-)
                                            Index that the Investment Manager
                                            believes are undervalued based on
                                            their earnings, cash flow or asset
                                            values.
------------- ----------------------------- ---------------------------------------- -----------------------------
END           MFS-Registered Trademark-     Objective: capital appreciation.         MFS Investment
              New Discovery Series -        Invests primarily in equity securities   Management-Registered
              Initial Class                 of emerging growth companies.            Trademark-
------------- ----------------------------- ---------------------------------------- -----------------------------
ERS           MFS-Registered Trademark-     Objective: long-term growth of capital   MFS Investment
              Research Series - Initial     and future income. Invests primarily     Management-Registered
              Class                         in common stocks and related             Trademark-
                                            securities that have favorable
                                            prospects for long-term growth,
                                            attractive valuations based on
                                            current and expected earnings or
                                            cash flow, dominant or growing
                                            market share, and superior
                                            management.
------------- ----------------------------- ---------------------------------------- -----------------------------
EUT           MFS-Registered Trademark-     Objective: capital growth and current    MFS Investment
              Utilities Series -  Initial   income. Invests primarily in equity      Management-Registered
              Class                         and debt securities of domestic and      Trademark-
                                            foreign companies in the utilities
                                            industry.
------------- ----------------------------- ---------------------------------------- -----------------------------
EPG           Putnam VT Growth and Income   Objective: capital growth and current    Putnam Investment
              Fund - Class IB Shares        income. Invests mainly in common         Management, LLC
                                            stocks of U.S. companies with a focus
                                            on value stocks that offer the
                                            potential for capital growth, current
                                            income or both.
------------- ----------------------------- ---------------------------------------- -----------------------------
EPL           Putnam VT International       Objective: capital appreciation.         Putnam Investment
              Growth Fund - Class IB        Invests mainly in stocks outside the     Management, LLC
              Shares                        United States that reflect a value
                                            lower than that which Putnam
                                            Management places on the company or
                                            whose earnings they believe are
                                            likely to grow over time.
------------- ----------------------------- ---------------------------------------- -----------------------------
EPN           Putnam VT International New   Objective: long-term capital             Putnam Investment
              Opportunities Fund - Class    appreciation by investing in common      Management, LLC
              IB Shares                     stocks of companies outside the U.S.
                                            that Putnam Investment Management,
                                            LLC (Putnam Management) believes are
                                            fast growing and whose earnings are
                                            likely to increase overtime.
------------- ----------------------------- ---------------------------------------- -----------------------------



--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 23

------------- ----------------------------- ---------------------------------------- -----------------------------
SUBACCOUNT    INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISOR OR MANAGER
------------- ----------------------------- ---------------------------------------- -----------------------------

EMC           Royce Micro-Cap Portfolio     Objective: long-term growth of           Royce & Associates, Inc.
                                            capital. Invests primarily in a
                                            broadly diversified portfolio of
                                            equity securities issued by micro-cap
                                            companies (companies with stock market
                                            capitalizations below $300 million).
------------- ----------------------------- ---------------------------------------- -----------------------------
EPR           Royce Small-Cap Portfolio     Objective: long-term growth of capital   Royce & Associates, Inc.
              (previously Royce Premier     with current income as a secondary
              Portfolio)                    objective. Invests primarily in a
                                            limited number of equity securities
                                            issued by small companies with stock
                                            market capitalization between $300
                                            million and $1.5 billion.
------------- ----------------------------- ---------------------------------------- -----------------------------
ETV           Third Avenue Value Portfolio  Objective: long-term capital             EQSF Advisers, Inc.
                                            appreciation. Invests primarily in
                                            common stocks of well financed, well
                                            managed companies at a substantial
                                            discount to what the Adviser believes
                                            is their true value.
------------- ----------------------------- ---------------------------------------- -----------------------------
EIC           Wanger International  Small   Objective: long-term growth of           Liberty Wanger Asset
              Cap                           capital. Invests primarily in stocks     Management, L.P.
                                            of small- and medium-size non-U.S.
                                            companies with capitalizations of less
                                            than $2 billion.
------------- ----------------------------- ---------------------------------------- -----------------------------
EUC           Wanger U.S. Small Cap         Objective: long-term growth of           Liberty Wanger Asset
                                            capital. Invests primarily in stocks     Management, L.P.
                                            of small- and medium-size U.S.
                                            companies with capitalizations of less
                                            than $2 billion.
------------- ----------------------------- ---------------------------------------- -----------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

--------------------------------------------------------------------------------
24 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 25

THE FIXED ACCOUNTS

GUARANTEE PERIOD ACCOUNTS (GPAS)


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns available on investments backing these annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.


We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Duff and Phelp's -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

--------------------------------------------------------------------------------
26 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

MARKET VALUE ADJUSTMENT (MVA)


We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA for the same time as the Guarantee Period remaining on your GPA:

                    IF YOUR GPA RATE IS:              THE MVA IS:

             Less than the new GPA rate + 0.10%         Negative

             Equal to the new GPA rate + 0.10%          Zero

             Greater than the new GPA rate + 0.10%      Positive

GENERAL EXAMPLES:

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS:

The precise MVA formula we apply is as follows:

                                    1 + i     to the power of n/12
   EARLY WITHDRAWAL AMOUNT x [( ------------ )                        - 1] = MVA
                                1 + j + .001

   Where  i = rate earned in the GPA from which amounts are being transferred or withdrawn.

          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

          n = number of months remaining in the current Guarantee Period
              (rounded up).

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 27

EXAMPLES:

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

                     1.045      to the power of 84/12
   $1,000 x [( -------------- )                                   - 1] = -$39.28
               1 + .05 + .001


In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

                     1.045      to the power of 84/12
   $1,000 x [( -------------- )                                    - 1] = $27.21
               1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for the annual contract administrative charge, to amounts we pay as death claims or to automatic transfers from the two-year Guarantee Period Account. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

--------------------------------------------------------------------------------
28 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

- one of three death benefit options if both you and the annuitant are 79 or younger(1):

   -- Option A - Return of purchase payment death benefit;

   -- Option B - Maximum anniversary value death benefit, or

   -- Option C - 5% Accumulation death benefit rider(2);

-  the optional Guaranteed Minimum Income Benefit Rider(3);

-  the optional 8% Performance Credit Rider(3);

- the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest(4);

-  how you want to make purchase payments;

-  the date you want to start receiving annuity payouts (the retirement date);
   and

-  a beneficiary.

(1) If either you or the annuitant are 80 or older at contract issue, death benefit Option A will apply.

(2)  May not be available in all states.

(3) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.

(4)  Some states may restrict the amount you can allocate to the fixed accounts.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of at least $5,000 in Texas, Washington or South Carolina or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:


-  no earlier than the 30th day after the contract's effective date; and


- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you are taking the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 29

BENEFICIARY

If death benefits become payable before the retirement date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM INITIAL PURCHASE PAYMENT:



   $5,000 for contracts issued in South Carolina, Texas, and Washington.

   $2,000 for contracts issued in all other states.


MINIMUM ADDITIONAL PURCHASE PAYMENTS:

   $50 for SIPs.

   $100 for any other type of payment.

MAXIMUM TOTAL PURCHASE PAYMENTS* (WITHOUT PRIOR APPROVAL):

   $1,000,000 for issue ages up to 85

   $100,000 for issue ages 86 to 90

* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

--------------------------------------------------------------------------------
30 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed accounts.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it.* If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%.

We calculate the fee as follows: 0.35% x (CV + ST - FAV)

   CV  = contract value on the contract anniversary.

   ST = transfers from the subaccounts to the fixed accounts made six months before the contract anniversary.

   FAV = the value of your fixed accounts.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the fixed accounts.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 31

EXAMPLE:

- You purchase the contract with a payment of $50,000 on Jan. 1, 2001 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2001 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2002 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-  The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:

     Contract value on the contract anniversary:                      $73,250.00

     plus transfers from the subaccounts to the fixed accounts
       in the six months before the contract anniversary:             +15,000.00

     minus the value of the fixed accounts on the contract
       anniversary:                                                   -15,250.00
                                                                      ----------

                                                                      $73,000.00

The GMIB fee charged to you: 0.35% x $73,000 =                        $   255.50


8% PERFORMANCE CREDIT RIDER (PCR) FEE


We charge a fee of 0.25% of your contract value for this optional feature only if you select it.* If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

* You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.


WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

3. Next, we withdraw purchase payments we received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments that are all within the withdrawal charge period shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.


We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

--------------------------------------------------------------------------------
32 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

                     YEARS FROM PURCHASE                 WITHDRAWAL CHARGE
                       PAYMENT RECEIPT                      PERCENTAGE
                             1                                  7%

                             2                                  7

                             3                                  6

                             4                                  6

                             5                                  5

                             6                                  4

                             7                                  2

                             Thereafter                         0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

        AMOUNT REQUESTED                $1,000
   -------------------------    OR      ------   =  $1,075.26
   (1.00 - WITHDRAWAL CHARGE)            .93

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WITHDRAWAL CHARGE CALCULATION EXAMPLE


The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-  We received these payments:


   -- $10,000 July 1, 2001;

   -- $8,000 Dec. 31, 2006;

   -- $6,000 Feb. 20, 2009; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and made no other withdrawals during that contract year; and

-  The prior anniversary July 1, 2011 contract value was $38,488.


WITHDRAWAL CHARGE     EXPLANATION

    $  0              $3,848.80 is 10% of the prior anniversary's contract
                      value withdrawn without withdrawal charge; and


       0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and


       0 $10,000 July 1, 2001 payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

     400 $8,000 Dec. 31, 2006 payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and

     360              $6,000 Feb. 20, 2009 payment is in its third year from
                      receipt, withdrawn with a 6% withdrawal charge.
    ----
    $760



--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 33

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-  withdrawals of any contract earnings;


- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;


- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-  contracts settled using an annuity payout plan;

-  death benefits;


- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and


- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.


--------------------------------------------------------------------------------
34 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;

-  plus any contract value credits allocated to the fixed accounts;

-  plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated contract administrative charge;

- minus any prorated portion of the Guaranteed Minimum Income Benefit Rider fee (if applicable); and

- minus any prorated portion of the 8% Performance Credit Rider fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any contract value credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or the 8% Performance Credit Rider fee, or the Guaranteed Minimum Income Benefit Rider fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 35

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any contract value credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;

-  prorated portions of the contract administrative charge;

- prorated portions of the Guaranteed Minimum Income Benefit Rider fee (if selected); and/or

-  prorated portions of the 8% Performance Credit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS



You are eligible to receive a contract value credit if you select death benefit Option A -- Return of purchase payment. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are "eligible purchase payments." Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.

ELIGIBLE PURCHASE PAYMENTS: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e. that are eight or more years old).

ANNUAL CONTRACT VALUE CREDIT FORMULA: 0.50% X (CV X (EPP / TPP))

   CV = contract value at the time of the calculation.

   EPP = eligible purchase payments at the time of the calculation.

   TPP = total purchase payments at the time of the calculation.

If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

EXAMPLE:

- You purchase a contract on Jan. 1, 2001 with a payment of $100,000 and you select death benefit Option A -- Return of purchase payment.

-  You make an additional payment on Jan. 1, 2005 of $60,000.

- Your contract value on Jan. 1, 2009 grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on Jan. 1, 2009 is the original $100,000 payment; the additional $60,000 payment made on Jan. 1, 2005 is still subject to a withdrawal charge. We calculate the contract value credit as follows:

      0.50% x ($250,000 x ($100,000 / $160,000) = $781.25

      After application of the contract value credit, your contract value on Jan. 1, 2009 would be $250,781.25.


--------------------------------------------------------------------------------
36 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Accounts to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

By investing an equal number                                                                          NUMBER
of dollars each month ...                                     AMOUNT           ACCUMULATION          OF UNITS
                                            MONTH            INVESTED           UNIT VALUE           PURCHASED
                                             Jan               $100                $20                  5.00

                                             Feb                100                 18                  5.56

you automatically buy                        Mar                100                 17                  5.88
more units when the
per unit market price is low ...   --->      Apr                100                 15                  6.67

                                             May                100                 16                  6.25

                                             Jun                100                 18                  5.56

                                             Jul                100                 17                  5.88

and fewer units                              Aug                100                 19                  5.26
when the per unit
market price is high.              --->      Sept               100                 21                  4.76

                                             Oct                100                 20                  5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 37

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                  IF YOUR NET CONTRACT VALUE(1) IS ...      WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:
                             $10,000 - $49,999                          Tier 1 DCA account

                             $50,000 or more                            Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month period.

We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year Guarantee Period Account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account come from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your sales representative.


--------------------------------------------------------------------------------
38 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.


- You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.


- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the one-year fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

- Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 39

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:           $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:           Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:           $100 monthly

                                    $250 quarterly, semiannually or annually

3 BY PHONE:


Call between 8 a.m. and 7 p.m. Central time:


(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:           $500 or entire account balance

MAXIMUM AMOUNT

Transfers:            Contract value or entire account balance

Withdrawals:          $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


--------------------------------------------------------------------------------
40 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-  payable to owner;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you separated from the service of the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")


If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 41

BENEFITS IN CASE OF DEATH


There are three death benefit options under this contract:

-  Option A -- Return of purchase payment death benefit;

-  Option B -- Maximum anniversary value death benefit; and

-  Option C -- 5% Accumulation death benefit rider.

If either you or the annuitant are 80 or older at contract issue, death benefit Option A will apply. If both you and the annuitant 79 or younger at contract issue, you can elect either death benefit Option A, Option B or Option C (if its available in your state) on your application. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There are no additional charges for any of the death benefit options. However, if you select death benefit Option A you may be eligible for contract value credits (see "Valuing Your Investments -- Contract Value Credits").

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

OPTION A -- RETURN OF PURCHASE PAYMENT DEATH BENEFIT

Death benefit Option A is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

                                                                      (PW x DB)
ADJUSTED PARTIAL WITHDRAWALS FOR DEATH BENEFIT OPTION A OR OPTION B = --------
                                                                         CV


   PW = the partial withdrawal including any applicable withdrawal charge or MVA.
   DB = the death benefit on the date of (but prior to) the partial withdrawal. CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE:

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

-  On Jan. 1, 2002 you make an additional purchase payment of $5,000.

- On March 1, 2002 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-  On March 1, 2003 the contract value falls to $23,000.

We calculate the Option A death benefit on March 1, 2003 as follows:

Contract value at death:                                                           $23,000
                                                                                ==========
Purchase payments minus adjusted partial withdrawals:

     Total purchase payments:                                                   $25,000.00

     minus adjusted partial withdrawals calculated as:

        (1,500 x 25,000) / 22,000 =                                              -1,704.54
                                                                                ----------

     for a death benefit of:                                                    $23,295.45
                                                                                ==========

Option A death benefit, calculated as the greatest of these two values:         $23,295.45


--------------------------------------------------------------------------------
42 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

OPTION B-- MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT



Death benefit Option B is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option B does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option B is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add death benefit Option B to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C.

Death benefit Option B provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE:

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

- On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $29,000.

- On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate death benefit Option B on March 1, 2002 as follows:

Contract value at death:                                                        $20,500.00
                                                                                ==========
Purchase payments minus adjusted partial withdrawals:

     Total purchase payments                                                    $20,000.00

     minus adjusted partial withdrawals, calculated as:

        ($1,500 x $20,000) / $22,000 =                                           -1,363.64
                                                                                ----------

     for a death benefit of:                                                    $18,636.36
                                                                                ==========

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

     Greatest of your contract anniversary contract values                      $29,000.00

     plus purchase payments made since that anniversary                              +0.00

     minus adjusted partial withdrawals, calculated as:

        ($1,500 x $29,000) / $22,000 =                                           -1,977.27
                                                                                ----------

     for a death benefit of:                                                    $27,022.73
                                                                                ==========

The Option B death benefit, calculated as the greatest of these three
values, which is the MAV:                                                       $27,022.73



--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 43

OPTION C-- 5% ACCUMULATION DEATH BENEFIT RIDER



Death benefit Option C is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option C does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option C is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add death benefit Option C to you contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C.

Death benefit Option C provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your fixed accounts plus the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 5%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = (PWT x VAF) / SV

   PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.

   VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

   SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.


--------------------------------------------------------------------------------
44 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

EXAMPLE:

- You purchase the contract with a payment of $25,000 on Jan. 1, 2001 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2002 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

- On March 1, 2002, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

The death benefit on March 1, 2002 is calculated as follows:

Contract value at death:                                                        $22,800.00
                                                                                ==========
Purchase payments minus adjusted partial withdrawals:

     Total purchase payments:                                                   $25,000.00

     minus adjusted partial withdrawals, calculated as:

        ($1,500 x $25,000) / $24,300 =                                           -1,543.21
                                                                                ----------

     for a death benefit of:                                                    $23,456.79
                                                                                ==========

The 5% rising floor:

     The variable account floor on Jan. 1, 2002,
       calculated as: 1.05 x $20,000 =                                          $21,000.00

     plus amounts allocated to the subaccounts since that anniversary:               +0.00

     minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:

        ($1,500 x $21,000) / $19,000 =                                          -$1,657.89
                                                                                ----------

     variable account floor benefit:                                            $19,342.11

     plus the one-year fixed account value:                                      +5,300.00
                                                                                ----------

     5% rising floor (value of the fixed accounts plus the
       variable account floor):                                                 $24,642.11
                                                                                ==========

Option C death benefit, calculated as the greatest of these  three values,
which is the 5% rising floor:                                                   $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 45

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-  payouts begin no later than one year following the year of your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

--------------------------------------------------------------------------------
46 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

OPTIONAL BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-  you must hold the GMIB for 7 years,

-  the GMIB terminates after the annuitantis 86th birthday,

-  you can only exercise the GMIB within 30 days after a contract anniversary,

- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and

-  the additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge (see "Charges). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either death benefit Option B or Option C at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP-Registered Trademark- Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

-  the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity -- no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity-- no refund

-  you may change the annuitant for the payouts.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts based on the guaranteed annuity purchase rates stated in Table B of the contract but using a 2.5% guaranteed annual effective interest rate which is lower than the 3% rate used in Table B of the contract. Therefore, your payout rates under the GMIB will be lower than the payout rates stated in Table B. This 2.5% Table is not stated in your contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that are more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 47

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 6% rising floor.

6% RISING FLOOR: We calculate this in the same manner as the 5% rising floor but we use a 6% accumulation rate. This is the sum of the value of your fixed accounts plus the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 6%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment, we calculate the market value adjustment to the contract value and the fixed account value of the 6% rising floor as:

   (PMT x CVG) / ECV

     PMT = each purchase payment made in the five years before you exercise the GMIB.

     CVG = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

   PMT x (1.06)To The Power of CY

     CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB:

- You may terminate the rider within 30 days after the first contract anniversary after the GMIB rider effective date.

- You may terminate the rider any time after the seventh contract anniversary after the GMIB rider effective date.

-  The rider will terminate on the date:

   -- you make a full withdrawal from the contract;

   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

EXAMPLE:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and you allocate all of your purchase payment to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

--------------------------------------------------------------------------------
48 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                  GMIB
ANNIVERSARY                      CONTRACT VALUE        PURCHASE PAYMENTS      6% RISING FLOOR         BENEFIT BASE
 1                                  $107,000              $100,000               $106,000

 2                                   125,000               100,000                112,360

 3                                   132,000               100,000                119,102

 4                                   150,000               100,000                126,248

 5                                    85,000               100,000                133,823

 6                                   120,000               100,000                141,852

 7                                   138,000               100,000                150,363               $150,363

 8                                   152,000               100,000                159,388                159,388

 9                                   139,000               100,000                168,948                168,948

10                                   126,000               100,000                179,085                179,085

11                                   138,000               100,000                189,830                189,830

12                                   147,000               100,000                201,220                201,220

13                                   215,000               100,000                213,293                215,000

14                                   234,000               100,000                226,090                234,000

15                                   240,000               100,000                239,655                240,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                       MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                     PLAN A -                 PLAN B -             PLAN D - JOINT AND
ANNIVERSARY                       GMIB                    LIFE ANNUITY--          LIFE ANNUITY WITH        LAST SURVIVOR LIFE
AT EXERCISE                   BENEFIT BASE                  NO REFUND             TEN YEARS CERTAIN        ANNUITY-- NO REFUND
10                     $179,085 (6% Rising Floor)           $   881.10               $   857.82                $   694.85
15                      240,000 (Contract Value)              1,363.20                 1,298.40                  1,041.60

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                     PLAN A -                 PLAN B -             PLAN D - JOINT AND
ANNIVERSARY                                               LIFE ANNUITY--          LIFE ANNUITY WITH        LAST SURVIVOR LIFE
AT EXERCISE                  CONTRACT VALUE                 NO REFUND             TEN YEARS CERTAIN        ANNUITY-- NO REFUND
10                              $126,000                    $   656.46               $   638.82                $   522.90
15                               240,000                      1,430.40                 1,363.20                  1,106.40

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 49

8% PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the aggregate amount in your fixed accounts and amounts you allocate to subaccounts investing in the AXP-Registered Trademark- Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments minus adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments minus adjusted partial withdrawals at an annual effective rate of 8%.

TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS = (PW X TV) / CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.

   TV = the target value on the date of (but prior to) the partial withdrawal.

   CV = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to 3% of your purchase payments minus the PCR adjusted partial withdrawals minus purchase payments made in the last five years.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to 5% of your purchase payments minus the PCR adjusted partial withdrawals minus purchase payments made in the last five years.

The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the seventh and tenth year rider anniversaries).

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

--------------------------------------------------------------------------------
50 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

TERMINATING THE PCR:

- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

-  The PCR will terminate on the date:

   -- you make a full withdrawal from the contract,

   -- that a death benefit is payable, or

   -- you choose to begin taking annuity payouts.

EXAMPLE:

-  You purchase the contract with a payment of $104,000 on Jan. 1, 2001.

-  There are no additional purchase payments and no partial withdrawals.

-  On Jan. 1, 2008, the contract value is $150,000.

- We determine the target value on Jan. 1, 2008 as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

     $104,000 x (1.08)To The Power of 7 = $104,000 x 1.71382 = $178,237.72.

   Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

     0.03 x $104,000 = $3,120.

   After application of the PCR credit, your total contract value on Jan. 1, 2008 would be $153,120.

-  On Jan. 1, 2011, the contract value is $220,000.

- We determine the target value on Jan. 1, 2011 as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

     $104,000 x (1.08)To The Power of 10 = $104,000 x 2.158924 = $224,528.20

   Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

     0.05 x $104,000 = $5,200.

   After application of the PCR credit, your total contract value on Jan. 1, 2011 would be $225,200.

- The PCR calculation period automatically restarts on Jan. 1, 2011 with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on Jan. 1, 2018.



--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 51

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


--------------------------------------------------------------------------------
52 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")





ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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                                                     PROSPECTUS-- MAY 1, 2001 53

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed accounts and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When you use our contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.


CONTRACT VALUE CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.


WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities); or

- after you separate from service after you attain age 55 for Tax-Sheltered Annuities under 403(b) of the Code.


For a qualified annuity, other exceptions may apply if you make premature withdrawals.


--------------------------------------------------------------------------------
54 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM TSAS: If you receive directly all or part of the contract value from your TSA, mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make the payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or the life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more; or

-  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to a mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION

We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 55

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:


-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.


As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:


-  laws or regulations change;


-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.


We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

--------------------------------------------------------------------------------
56 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on Oct. 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On Oct. 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 57

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


YEARS ENDED DEC. 31, (THOUSANDS)              2000           1999           1998            1997            1996
-------------------------------------------------------------------------------------------------------------------
Net investment income                      $  299,759     $  322,746     $  340,219      $  332,268      $  271,719
Net loss on investments                           469          6,565         (4,788)           (509)         (5,258)
Other                                          12,248          8,338          7,662           6,329           5,753
Total revenues                             $  312,476     $  337,649     $  343,093      $  338,088      $  272,214
Income before income taxes                 $   38,452     $   50,662     $   36,421      $   44,958      $   35,735
Net income                                 $   24,365     $   33,987     $   22,026      $   28,313      $   22,823
Total assets                               $4,652,221     $4,603,343     $4,885,621      $4,973,413      $4,425,837
-------------------------------------------------------------------------------------------------------------------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS


2000 COMPARED TO 1999:

Net income decreased 29% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was primarily the result of lower net investment income of $300 million in 2000, compared with $323 million in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Policyholder and contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity withdrawal charges. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $0.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedowns of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.


1999 COMPARED TO 1998:


Net income increased 54% to $34 million in 1999, compared to $22 million in 1998. Earnings growth resulted primarily net realized gains of $6.6 million in 1999, compared to net realized losses of $4.8 in 1998.


Income before income taxes totaled $51 million in 1999, compared with $36 million in 1998.

Total investment contract deposits received decreased to $336 million in 1999, compared with $348 million in 1998. This decrease is primarily due to a decrease in sales of variable annuities in 1999.


Total revenues decreased to $338 million in 1999, compared with $343 million in 1998. The decrease is primarily due to decreased net investment income which was partially offset by an increase in realized gain on investments. Net investment income, the largest component of revenues, decreased 5% from the prior year, reflecting decreases in investments owned and investment yields.

Contractholder charges decreased 5% to $6.1 million in 1999, compared with $6.4 million in 1998, reflecting a decrease in fixed annuities inforce. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 77% to $2.3 million in 1999, compared with $1.3 million in 1998, this reflects the increase in separate account assets.


Net realized gain on investments was $6.6 million in 1999, compared to a net realized loss on investments of $4.8 million in 1998. The net realized gains were primarily due to the sale of available for sale fixed maturity investments at a gain as well as a decrease in the allowance for mortgage loan losses based on management's regular evaluation of allowance adequacy.

--------------------------------------------------------------------------------
58 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

Total benefits and expenses decreased slightly to $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $209 million, reflecting a decrease in fixed annuities in force and lower interest rates. Amortization of deferred policy acquisition costs decreased to $43 million, compared to $54 million in 1998. This decrease was due primarily to decreased aggregate amounts in force, as well as the impact of changing prospective assumptions in 1998 based on actual lapse experience on certain fixed annuities.


Other operating expenses increased 46% to $35 million in 1999, compared to $24 million in 1998. This increase primarily reflects technology costs related to growth initiatives.


RISK MANAGEMENT

The sensitivity analysis of the test of market risk discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market changes, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effects of hypothetical interest rate change based on numerous assumptions, including relative levels of market interest rates as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market changes actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.


American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.


Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.


The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2000, would be appoximately $4.6 million.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses, policy loans, and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2000. At Dec. 31, 2000, outstanding reverse repurchase agreements totaled $25 million.

At Dec. 31, 2000, investments in fixed maturities comprised 80% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 30% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2000, approximately 15% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At Dec. 31, 2000, net unrealized depreciation on fixed maturities held to maturity included $10.7 million of gross unrealized appreciation and $17.8 million of gross unrealized depreciation. Net unrealized depreciation on fixed maturities available for sale included $30.2 million of gross unrealized appreciation and $125.6 million of gross unrealized depreciation.

At Dec. 31, 2000, American Enterprise Life had an allowance for losses for mortgage loans totaling $3.3 million.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 59

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2000, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.


RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS


Of our total investments of $3,735,994 at Dec. 31, 2000, 27% was invested in mortgage-backed securities, 54% in corporate and other bonds, 19% in primary mortgage loans on real estate and less than 1% in other investments.


COMPETITION


We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. BEST'S INSURANCE REPORTS, Life-Health edition 2000, assigned us one of its highest classifications, A+ (Superior).


EMPLOYEES


As of Dec. 31, 2000, we had no employees.


PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

--------------------------------------------------------------------------------
60 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

DIRECTORS AND EXECUTIVE OFFICERS*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS



GUMER C. ALVERO

Born in 1967

Director, chairman of the board and executive vice president - Annuities since January 2001; vice president - Variable Annuities, AEFC, since April 1998; executive assistant to president/CEO, AEFC, from April 1996 to April 1998.

CAROL A. HOLTON

Born in 1952

Director, president and chief executive officer since January 2001; vice president - Third Party Distribution, AEFC, since April 1998; director - Distributor Services, AEFC, from September 1997 to April 1998; director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.


PAUL S. MANNWEILER**

Born in 1949

Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.


TERESA J. RASMUSSEN

Born in 1956

Director, vice president, general counsel and secretary since December 2000; vice president and assistant general counsel, AEFC, since August 2000; assistant vice president, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS


LORRAINE R. HART


Born in 1951

Vice president - Investments since 1992; vice president - Insurance Investments, AEFC since 1998; and vice president - Investments, American Express Certificate Company since 1994.

STUART A. SEDLACEK

Born in 1957

Executive vice president since 1998; executive vice president - Assured Assets, 1994 to 1998; senior vice president and chief financial officer, AEFC, since 1998; vice president, AEFC, from September 1988 to 1998.


PHILIP C. WENTZEL

Born in 1961


Vice president and controller since 1998; director of financial reporting and analyses, AEFC, from 1992 to 1997.

DAVID L. YOWAN

Born in 1957

Vice president and treasurer since March 2001; senior vice president and assistant treasurer of American Express Company since January 1999; vice president and corporate treasurer, AEFC, since April 2001; senior portfolio and risk management officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

* The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.


** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 61

EXECUTIVE COMPENSATION

Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.


NAME OF INDIVIDUAL OR NUMBER IN GROUP                            POSITION HELD                           CASH COMPENSATION

Five most highly compensated executive officers as a group:                                                 $ 8,138,209

Stephen W. Roszell                                               President and Chief Executive Officer

Richard W. Kling                                                 Chairman of the Board

Lorraine R. Hart                                                 Vice President - Investments

David M. Kuplic                                                  Assistant Vice President - Investments

Stuart A. Sedlacek                                               Executive Vice President

All executive officers as a group (11)                                                                      $11,289,475


SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2000 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/S/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Balance sheets
December 31, ($ thousands, except share amounts)         2000           1999

Assets

Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $927,031;
            1999, $984,103)                             $  934,091   $1,006,349
         Available for sale, at fair value
            (amortized cost: 2000, $2,163,906;
            1999, $2,411,799)                            2,068,487    2,304,487
                                                         ---------    ---------
                                                         3,002,578    3,310,836
     Mortgage loans on real estate                         724,009      785,253
     Other investments                                       9,407       11,470
                                                             -----       ------
            Total investments                            3,735,994    4,107,559
Cash and cash equivalents                                   34,852           --
Amounts due from brokers                                     1,316           --
Accounts receivable                                            867          316
Accrued investment income                                   54,941       56,676
Deferred policy acquisition costs                          198,622      180,288
Deferred income taxes                                       26,350       37,501
Other assets                                                 9,969            9
Separate account assets                                    589,310      220,994
                                                           -------      -------
            Total assets                                $4,652,221   $4,603,343
                                                        ==========   ==========

Liabilities and stockholder's equi1ty
Liabilities:
     Future policy benefits for:
         Fixed annuities                                $3,584,784   $3,921,513
         Universal life-type insurance                          10           --
     Policy claims and other policyholders' funds            9,295       12,097
     Amounts due to brokers                                 24,387       25,215
     Other liabilities                                       6,326       17,436
     Separate account liabilities                          589,310      220,994
                                                           -------      -------
            Total liabilities                            4,214,112    4,197,255
Commitments and contingencies
Stockholder's equity:
     Capital stock, $100 par value per share;
         100,000 shares authorized, 20,000 shares
         issued and outstanding                              2,000        2,000
     Additional paid-in capital                            282,872      282,872
     Accumulated other comprehensive loss:
         Net unrealized securities losses                  (62,097)     (69,753)
     Retained earnings                                     215,334      190,969
                                                           -------      -------
            Total stockholder's equity                     438,109      406,088
                                                           -------      -------
Total liabilities and stockholder's equity              $4,652,221   $4,603,343
                                                        ==========   ==========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of income

Years ended December 31, ($ thousands)                2000      1999      1998

Revenues:
Net investment income                              $299,759  $322,746  $340,219
Policyholder and contractholder charges               6,865     6,069     6,387
Mortality and expense risk fees                       5,383     2,269     1,275
Net realized gain (loss) on investments                 469     6,565    (4,788)
                                                        ---     -----    ------
     Total revenues                                 312,476   337,649   343,093
                                                    -------   -------   -------

Benefits and expenses:
Interest credited on investment contracts           191,040   208,583   228,533
Amortization of deferred policy acquisition costs    47,676    43,257    53,663
Other operating expenses                             35,308    35,147    24,476
                                                     ------    ------    ------
     Total benefits and expenses                    274,024   286,987   306,672
                                                    -------   -------   -------
Income before income taxes                           38,452    50,662    36,421
Income taxes                                         14,087    16,675    14,395
                                                     ------    ------    ------
Net income                                         $ 24,365  $ 33,987  $ 22,026
                                                   ========  ========  ========


See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------


Statements of stockholder's equity

                                                                                                      Accumulated
                                                                                                        Other
                                                           Total                      Additional    Comprehensive
                                                       Stockholder's     Capital        Paid-In     (Loss) Income,     Retained
Three years ended December 31, ($ thousands)              Equity          Stock        Capital        Net of Tax       Earnings

Balance, January 1, 1998                                $ 469,344         $2,000       $282,872    $    49,516         $134,956
Comprehensive income:
     Net income                                            22,026             --             --             --           22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)            --             --         (6,314)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of ($588)                               1,093             --             --          1,093               --
                                                            -----          -----          -----          -----            -----
Other comprehensive loss                                   (5,221)            --             --         (5,221)              --
                                                           ------          -----          -----         ------            -----
Comprehensive income:                                      16,805
                                                           ------

Balance, December 31, 1998                                486,149          2,000        282,872         44,295          156,982
Comprehensive loss:
     Net income                                            33,987             --             --             --           33,987
     Unrealized holding losses arising
         during the year, net of taxes of $59,231        (110,001)            --             --       (110,001)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $2,179                              (4,047)            --             --         (4,047)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive loss                                 (114,048)            --             --       (114,048)              --
                                                         --------          -----          -----       --------            -----
Comprehensive loss                                        (80,061)
                                                          -------

Balance, December 31, 1999                                406,088          2,000        282,872        (69,753)         190,969
Comprehensive income:
     Net income                                            24,365             --             --             --           24,365
     Unrealized holding gains arising
         during the year, net of taxes of $(4,812)          8,937             --             --          8,937               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $690                                (1,281)            --             --         (1,281)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive income                                  7,656             --             --          7,656               --
                                                            -----          -----          -----          -----            -----
Comprehensive income                                       32,021
                                                           ------
Balance, December 31, 2000                              $ 438,109         $2,000       $282,872    $   (62,097)        $215,334
                                                        =========         ======       ========    ===========         ========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows

Years ended December 31, ($ thousands)                                                2000                1999                1998

Cash flows from operating activities:
Net income                                                                       $  24,365           $  33,987           $  22,026
Adjustments to reconcile net income
to net cash (used in) provided by operating activities:
     Change in accrued investment income                                             1,735               5,064              (2,152)
     Change in accounts receivable                                                    (551)               (102)                349
     Change in deferred policy acquisition costs, net                              (18,334)             16,191              28,022
     Change in other assets                                                         (9,960)                 34                  74
     Change in policy claims and other policyholders' funds                         (2,802)              4,708              (3,939)
     Deferred income tax provision (benefit)                                         7,029                 711              (9,591)
     Change in other liabilities                                                   (11,110)             (7,064)              7,595
     Amortization of premium, net                                                    2,682               2,315                 122
     Net realized (gain) loss on investments                                          (469)             (6,565)              4,788
     Other, net                                                                       (233)             (1,562)              2,544
                                                                                      ----              ------               -----
         Net cash (used in) provided by operating activities                        (7,648)             47,717              49,838

Cash flows from investing activities:
Fixed maturities held to maturity:
     Maturities                                                                     65,716              65,705              73,601
     Sales                                                                           5,128               8,466              31,117
Fixed maturities available for sale:
     Purchases                                                                    (101,665)           (593,888)           (298,885)
     Maturities                                                                    171,297             248,317             335,357
     Sales                                                                         176,296             469,126              48,492
Other investments:
     Purchases                                                                      (1,388)            (28,520)           (161,252)
     Sales                                                                          65,978              57,548              78,681
Change in amounts due from brokers                                                  (1,316)                 --                  --
Change in amounts due to brokers                                                      (828)            (29,132)             19,412
                                                                                      ----             -------              ------
         Net cash provided by investing activities                                 379,218             197,622             126,523

Cash flows from financing activities:
Activity related to universal life type insurance and investment contracts:
     Considerations received                                                       398,462             299,899             302,158
     Surrenders and other benefits                                                (926,220)           (753,821)           (707,052)
     Interest credited to account balances                                         191,040             208,583             228,533
                                                                                   -------             -------             -------
         Net cash used in financing activities                                    (336,718)           (245,339)           (176,361)
                                                                                  --------            --------            --------
Net increase in cash and cash equivalents                                           34,852                  --                  --
Cash and cash equivalents at beginning of year                                          --                  --                  --
                                                                                      ----                ----                ----
Cash and cash equivalents at end of year                                         $  34,852           $      --           $      --
                                                                                 =========           =========           =========
See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life are offered as well. The Company distributes its products through financial institutions and unbranded independent financial advisors.

Basis of presentation
The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less a reserve for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                    2000        1999         1998
Cash paid during the year for:
Income taxes                     $14,861     $22,007      $19,035
Interest on borrowings             1,073       2,187        5,437

Recognition of profits on annuity contracts
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Policyholder and contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For variable universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net increase in amortization of $1.5 million. Net unlocking adjustments in 1999 were not significant. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $9,944 and $2,147, receivable from and payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sale.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                  Gross      Gross
                                    Amortized  unrealized  unrealized     Fair
Held to maturity                      cost        gains      losses       value
U.S. Government agency obligations   $  6,949    $    26    $     55  $    6,920
State and municipal obligations         2,101          1          --       2,102
Corporate bonds and obligations       773,630      9,876      17,470     766,036
Mortgage-backed securities            151,411        801         239     151,973
                                      -------        ---         ---     -------
                                     $934,091    $10,704    $ 17,764  $  927,031
                                     ========    =======    ========  ==========
Available for sale
U.S. Government agency obligations $    5,154    $   284    $     --  $    5,438
State and municipal obligations         2,250          5          --       2,255
Corporate bonds and obligations     1,319,781     19,103     123,865   1,215,019
Mortgage-backed securities            836,721     10,780       1,726     845,775
                                      -------     ------       -----     -------
                                   $2,163,906    $30,172    $125,591  $2,068,487
                                   ==========    =======    ========  ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                   Gross       Gross
                                    Amortized   unrealized  unrealized    Fair
Held to maturity                      cost         gains      losses      value
U.S. Government agency obligations $    7,514     $   23    $   431   $    7,106
State and municipal obligations         3,002         44         --        3,046
Corporate bonds and obligations       816,826      5,966     23,311      799,482
Mortgage-backed securities            179,007        296      4,834      174,469
                                      -------        ---      -----      -------
                                   $1,006,349     $6,329    $28,576   $  984,103
                                   ==========     ======    =======   ==========
Available for sale
U.S. Government agency obligations $    2,047     $   --    $     47  $    1,999
State and municipal obligations         2,250         --         190       2,060
Corporate bonds and obligations     1,419,150      7,445      90,703   1,335,892
Mortgage-backed securities            988,352      1,929      25,746     964,536
                                      -------      -----      ------     -------
                                   $2,411,799     $9,374    $116,686  $2,304,487
                                   ==========     ======    ========  ==========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     Amortized                    Fair
Held to maturity                       cost                       value
Due from one to five years            $405,375                  $402,691
Due from five to ten years             321,802                   317,320
Due in more than ten years              55,503                    55,047
Mortgage-backed securities             151,411                   151,973
                                       -------                   -------
                                      $934,091                  $927,031
                                      ========                  ========

                                    Amortized                     Fair
Available for sale                     cost                       value
Due from one to five years          $   61,851                $   67,514
Due from five to ten years             965,579                   878,853
Due in more than ten years             299,755                   276,345
Mortgage-backed securities             836,721                   845,775
                                       -------                   -------
                                    $2,163,906                $2,068,487
                                    ==========                ==========


During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $5,128, $8,466 and $31,117, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturities available for sale were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516 respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively.

At December 31, 2000, bonds carried at $3,259 were on deposit with various states as required by law.

At December 31, 2000, investments in fixed maturities comprised 80 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $463 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                             2000       1999
Aaa/AAA                       $  998,333   $1,168,144
Aaa/AA                             1,000           --
Aa/AA                             34,535       42,859
Aa/A                              59,569       52,416
A/A                              367,643      422,668
A/BBB                            121,028      189,072
Baa/BBB                          989,301      995,152
Baa/BB                            67,156       64,137
Below investment grade           459,432      483,700
                                 -------      -------
                              $3,097,997   $3,418,148
                              ==========   ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2000, approximately 92 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000             December 31, 1999
                          On balance    Commitments      On balance  Commitments
Region                       sheet      to purchase         sheet    to purchase
South Atlantic              $172,349       $--             $194,325      $   --
Middle Atlantic              106,376        --              118,699          --
East North Central           122,354        --              126,243          --
Mountain                     100,208        --              103,751          --
West North Central           110,669        --              125,891         513
New England                   39,877        --               43,345         802
Pacific                       38,559        --               41,396          --
West South Central            30,172        --               31,153          --
East South Central             6,749        --                7,100          --
                               -----     -----                -----       -----
                             727,313        --              791,903       1,315
Less allowance for losses      3,304        --                6,650          --
                               -----     -----                -----       -----
                            $724,009       $--             $785,253      $1,315
                            ========       ===             ========      ======

                              December 31, 2000            December 31, 1999
                          On balance   Commitments       On balance  Commitments
Property type                sheet     to purchase          sheet    to purchase
Department/retail stores    $214,927        $--            $232,449      $1,315
Apartments                   152,906         --             181,346          --
Office buildings             191,767         --             202,132          --
Industrial buildings          80,330         --              83,186          --
Hotels/Motels                 41,977         --              43,839          --
Medical buildings             29,173         --              32,284          --
Nursing/retirement homes       6,471         --               6,608          --
Mixed Use                      9,762         --              10,059          --
                               -----      -----              ------       -----
                             727,313         --             791,903       1,315
Less allowance for losses      3,304         --               6,650          --
                               -----      -----               -----       -----
                            $724,009        $--            $785,253      $1,315
                            ========        ===            ========      ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $9,014 and $5,200, respectively, with allowances of $500 and $1,250, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $4,684 and $5,399, respectively.

The  Company  recognized  $221,  $136 and $251 of  interest  income  related  to
impaired  loans  for  the  years  ended  December  31,  2000,   1999  and  1998,
respectively.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the allowance for investment losses related to all loans:

                                              2000        1999         1998
Balance, January 1                            $6,650     $8,500       $3,718
(Reduction) provision for investment losses   (3,346)    (1,850)       4,782
                                              ------     ------        -----
Balance, December 31                          $3,304     $6,650       $8,500
                                              ======     ======       ======

At December 31, 2000 the Company had no commitments to purchase investments.

Net investment income for the years ended December 31 is summarized as follows:

                                  2000          1999             1998
Interest on fixed maturities    $237,201      $265,199         $285,260
Interest on mortgage loans        59,686        63,721           65,351
Interest on cash equivalents       1,136           534              137
Other                              5,693        (1,755)          (2,493)
                                   -----        ------           ------
                                 303,716       327,699          348,255
Less investment expenses           3,957         4,953            8,036
                                   -----         -----            -----
                                $299,759      $322,746         $340,219
                                ========      ========         ========

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                  2000         1999           1998
Fixed maturities                $ (2,877)     $ 4,715        $    28
Mortgage loans                     3,346       (1,650)        (4,816)
                                   -----       ------         ------
                                $    469      $ 3,065        $(4,788)
                                ========      =======        =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                        2000          1999          1998
Fixed maturities available for sale    $11,894     $(175,458)     $(8,032)

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The  income  tax  expense  for the years  ended  December  31,  consists  of the following:
                                2000        1999           1998
Federal income taxes:
Current                        $ 6,170      $15,531       $23,227
Deferred                         7,029          711        (9,591)
                                 -----          ---        ------
                                13,199       16,242        13,636
State income taxes-- current       888          433           759
                                   ---          ---           ---
Income tax expense             $14,087      $16,675       $14,395
                               =======      =======       =======

Increases  (decreases) to the federal income tax provision  applicable to pretax income  based on the  statutory  rate,  for the years  ended  December  31,  are attributable to:
                                                           2000                   1999                   1998
                                                   Provision   Rate       Provision    Rate      Provision   Rate
Federal income taxes based on the statutory rate     $13,458   35.0%      $17,731     35.0%       $13,972   35.0%
Increases (decreases) are attributable to :
     Tax-excluded interest                                (4)    --           (14)      --            (35)  (0.1)
     State tax, net of federal benefit                   578    1.5           281      0.5            493    1.2
Other, net                                                55    0.1        (1,323)    (2.6)           (35)    --
                                                          --    ---        ------     ----            ---    ---
Total income taxes                                   $14,087   36.6%      $16,675     32.9%       $14,395   36.1%
                                                     =======   ====       =======     ====        =======   ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                         2000            1999
Policy reserves                                    $40,242          $46,243
Unrealized losses on investments                    31,441           39,678
Other                                                6,208            1,070
                                                     -----            -----
     Total deferred income tax assets               77,891           86,991
                                                    ------           ------
Deferred income tax liabilities:
Deferred policy acquisition costs                   51,541           49,490
                                                    ------           ------
     Total deferred income tax liabilities          51,541           49,490
                                                    ------           ------
     Net deferred income tax assets                $26,350          $37,501
                                                   =======          =======

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $31,152 and $58,223 as of December 31, 2000 and 1999, respectively. In addition, dividends in excess of $nil would require approval by the Insurance Department of the state of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                  2000          1999         1998
Statutory net (loss) income     $(11,928)    $ 15,241      $ 37,902
Statutory capital and surplus    315,930      343,094       330,588

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Indiana has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes these changes will not adversely impact the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,489 and $8,258 at December 31, 2000 and 1999, respectively. The interest rate swap is an off balance sheet transaction.

The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $45,191, $38,931 and $28,482 for the years ended December 31, 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

7. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company's holdings of derivative financial instruments are as follows:

                             Notional    Carrying        Fair       Total credit
December 31, 2000             amount      amount         value        exposure
Assets:
     Interest rate caps     $  500,000     $2,037      $    414       $    414
     Interest rate floors    2,000,000      6,489        13,185         13,185
Off balance sheet:
     Interest rate swaps     2,000,000         --       (51,369)       (51,369)
                             ---------     ------       -------        -------
                                           $8,526      $(37,770)      $(37,770)
                                           ======      ========       ========

                             Notional    Carrying       Fair       Total credit
December 31, 1999             amount      amount        value        exposure
Assets:
     Interest rate caps     $  900,000   $  3,212       $ 4,437         $ 4,437
     Interest rate floors    2,000,000      8,258         2,251           2,251
Off balance sheet:
     Interest rate swaps     2,000,000         --        18,274          18,274
                             ---------      -----        ------          ------
                                          $11,470       $24,962         $24,962
                                          =======       =======         =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2001 to 2006.

Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.


8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               December 31, 2000          December 31, 1999
                                              Carrying      Fair         Carrying        Fair
Financial Assets                               amount       value          amount       value
Investments:
Fixed maturities (Note 2):
     Held to maturity                       $  934,091   $  927,031     $1,006,349   $  984,103
     Available for sale                      2,068,487    2,068,487      2,304,487    2,304,487
Mortgage loans on real estate (Note 2)         724,009      740,992        785,253      770,095
Derivative financial instruments (Note 7)        8,526      (37,770)        11,470       24,962
Separate account assets (Note 1)               589,310      589,310        220,994      220,994
Cash and cash equivalents                       34,852       34,852             --           --

Financial Liabilities
Future policy benefits for fixed annuities  $3,567,085   $3,480,270     $3,905,849   $3,778,945
Separate account liabilities                   589,310      567,989        220,994      209,942
                                               -------      -------        -------      -------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $17,699 and $15,633, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999.

The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information .......................3

Calculating Annuity Payouts ..................14

Rating Agencies ..............................15

Principal Underwriter ........................15

Independent Auditors .........................16


Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                  AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(SM)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   May 1, 2001


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
1-800-333-3437

                                TABLE OF CONTENTS

Performance Information.....................................................p. 3

Calculating Annuity Payouts.................................................p.14

Rating Agencies.............................................................p.15

Principal Underwriter.......................................................p.15

Independent Auditors........................................................p.16

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average Annual Total Return For Annuities With Withdrawal and Selection of the Guaranteed Minimum Income
Benefit Rider For Periods Ending Dec. 31, 2000
                                                      Performance since
                                                  commencement of the subaccount                Performance since
                                                                                             commencement of the fund(a)
                                                                         Since                                          Since
 Subaccount    Investing In:                       1 Year   5  Years   Commencement   1 Year    5 Years   10 Years   Commencement
               AXP(R)VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund            --%     --%        -16.50%(c)    -17.59%    --%       --%         -5.37%
                 (5/00;9/99)(b)
ESI              Bond Fund (2/95;10/81)             -2.98    2.08         4.86         -2.98     2.08      6.40         8.49
ECR              Capital Resource Fund              -23.96   8.53        10.76        -23.96     8.53      11.24        11.92
                 (2/95;10/81)
EMS              Cash Management Fund (2/95;10/81)  -2.59    2.42         2.72         -2.59     2.42      2.82         4.65
EVD              Diversified Equity Income Fund      --       --        -6.41(c)       -8.70      --        --          -3.77
                 (5/00;9/99)
EIA              Extra Income Fund (8/99;5/96)      -16.51    --         -12.33       -16.51      --        --          -0.64
EVF              Federal Income Fund (5/00;9/99)     --       --        -0.77(c)       -0.17      --        --          -0.26
EVG              Growth Fund (5/00;9/99)             --       --        -30.28(c)     -25.68      --        --          -8.26
EMG              Managed Fund (2/95;4/86)           -10.05   10.04       11.84        -10.05     10.04     10.90        9.76
EGD              New Dimensions Fund(R)(10/97;       -16.27    --         12.83       -16.27      --        --          15.07
                 5/96)
EVS              Small Cap Advantage Fund            --       --        -7.46(c)       -4.11      --        --          6.45
                 (5/00;9/99)
               AIM V.I.
ECA              Capital Appreciation Fund          -17.95    --          6.84        -17.95     12.86      --          15.35
                 (8/99;5/93)
ECD              Capital Development Fund            0.54     --         23.69         0.54       --        --          6.54
                 (9/99;5/98)
EVA              Value Fund (10/97;5/93)            -21.38    --         10.49        -21.38     13.27      --          15.26
               ALLIANCE VP
EPP              Premier Growth Portfolio (Class    -23.33    --         -6.94        -23.33     19.17      --          18.22
                 B) (9/99;6/92)
ETC              Technology Portfolio (Class B)     -27.82    --          2.00        -27.82      --        --          19.07
                 (9/99;1/96)
EHG              U.S. Government/High Grade          2.00     --          1.13         2.00      2.69       --          4.05
                 Securities Portfolio (Class B)
                 (9/99;9/92)
               BARON CAPITAL FUNDS TRUST
EAS              Baron Capital Asset Fund -         -10.37    --          5.57        -10.37      --        --          24.65
                 Insurance Shares (9/99;10/98)
               CREDIT SUISSE WARBURG PINCUS TRUST
EEG              Emerging Growth Portfolio          -9.34     --         17.01         -9.34      --        --          15.09
                 (9/99;9/99)(d)
               FIDELITY VIP
EFG              III Growth & Income Portfolio      -11.33    --         -4.14        -11.33      --        --          11.80
                 (Service Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service     24.47     --         44.74         24.47      --        --          38.43
                 Class) (9/99;12/98)
EFO              Overseas Portfolio (Service        -25.51    --         -5.66        -25.51     7.72      7.34         6.42
                 Class) (9/99;1/87)
               FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund -        22.39     --         15.83         22.39     7.80      11.52        8.50
                 Class 2 (9/99;1/89)(e)
EMU              Mutual Shares Securities Fund -     4.30     --          9.32         4.30       --        --          8.62
                 Class 2 (9/99;11/96)(e)
EIS              Templeton International Smaller    -9.07     --         -3.97         -9.07      --        --          0.99
                 Companies Fund - Class 2
                 (9/99;5/96)(e)
               GOLDMAN SACHS VIT
JCG              Capital Growth Fund (9/99;4/98)    -15.25    --         -0.69        -15.25      --        --          7.27
JUS              CORE(SM) U.S. Equity Fund          -16.76    --         -5.07        -16.76      --        --          5.42
                 (9/99;2/98)(f)
JGL              Global Income Fund (9/99;1/98)      0.36     --          0.35         0.36       --        --          1.63
JIF              International Equity Fund          -20.03    --         -2.42        -20.03      --        --          7.66
                 (9/99;1/98)
EIT              Internet Tollkeeper Fund(SM)        --       --        -37.06(c)       --        --        --         -36.95(g)
                 (5/00;4/00)(f)

Average Annual Total Return For Annuities With Withdrawal and Selection of the Guaranteed Minimum Income
Benefit Rider For Periods Ending Dec. 31, 2000 (continued)

                                                     Performance since commencement          Performance since
                                                           of the subaccount               commencement of the fund(a)
                                                                           Since                                         Since
 Subaccount    Investing In:                       1 Year  5 years     Commencement  1 Year    5 Years   10 Years   Commencement

               JANUS ASPEN SERIES
EJA              Aggressive Growth Portfolio:        --%      --%       -32.62%(c)    -37.09%   17.34%     --%         20.09%
                 Service Shares (5/00;9/93)(b),(h)
EJT              Global Technology Portfolio:        --       --        -35.81(c)       --        --        --         -39.19(g)
                 Service Shares (5/00; 1/00)(h)
EJG              Growth Portfolio: Service Shares    --       --        -22.87(c)     -21.47     15.62      --          15.09
                 (5/00;9/93)(h)
EJI              International Growth Portfolio:     --       --        -26.78(c)     -22.74     20.57      --          18.40
                 Service Shares (5/00;5/94)(h)
               J.P. MORGAN
EDE              U.S. Disciplined Equity            -18.01    --         -8.73        -18.01     12.18      --          15.43
                 Portfolio (9/99;1/95)
               LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)       -8.04     --         -3.78         -8.04      --        --          2.76
ERI              International Equity Portfolio     -16.74    --         -7.14        -16.74      --        --          5.12
                 (9/99;9/98)
               MFS (R)
END              New Discovery Series - Initial     -9.76     --         29.66         -9.76      --        --          19.23
                 Class (9/99;5/98)
ERS              Research Series - Initial Class    -12.39    --          2.63        -12.39     13.89      --          14.80
                 (9/99;7/95)
EUT              Utilities Series - Initial Class   -1.46     --         15.74         -1.46     18.33      --          20.65
                 (9/99;1/95)
               PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund   -0.67     --          7.97         -0.67     11.13     12.46        12.41
                 - Class IB Shares (10/98;2/88)(i)
EPL              Putnam VT International Growth     -16.71    --         10.93        -16.71      --        --          15.82
                 Fund - Class IB Shares
                 (9/99;1/97)(i)
EPN              Putnam VT International New        -43.40    --         -7.83        -43.40      --        --          6.29
                 Opportunities Fund - Class IB
                 Shares (9/99;1/97)(i)
               ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)(j) 9.53     --         21.34         9.53       --        --          14.75
EPR              Small-Cap Portfolio (9/99;12/96)   24.11     --         27.28         24.11      --        --          13.55
               THIRD AVENUE
ETV              Value Portfolio (5/00;9/99)         --       --         20.94(c)      31.14      --        --          31.54
               WANGER
EIC              International Small Cap            -33.57    --          3.14        -33.57     17.26      --          21.22
                 (9/99;5/95)
EUC              U.S. Small Cap (9/99;5/95)         -15.42    --          6.59        -15.42     16.23      --          17.13

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since the commencement date of the subaccount.
(d) Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(j) Previously named Royce Premier Portfolio.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Guaranteed Minimum Income
Benefit Rider For Periods Ending Dec. 31, 2000
                                                   Performance since commencement               Performance since
                                                         of the subaccount                  commencement of the fund(a)
                                                                         Since                                           Since
  Subaccount    Investing In:                       1 Year  5 Years   Commencement   1 Year     5 Years    10 Years   Commencement

               AXP(R)VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund            --%     --%        -10.97%(c)    -12.14%    --%       --%         -0.57%
                 (5/00;9/99)(b)
ESI              Bond Fund (2/95;10/81)              3.57    2.98         5.40         3.57      2.98      6.40         8.49
ECR              Capital Resource Fund              -18.99   9.24        11.17        -18.99     9.24      11.24        11.92
                 (2/95;10/81)
EMS              Cash Management Fund (2/95;10/81)   3.99    3.32         3.31         3.99      3.32      2.82         4.65
EVD              Diversified Equity Income Fund      --       --         -0.12(c)      -2.58      --        --          1.18
                 (5/00;9/99)
EIA              Extra Income Fund (8/99;5/96)      -10.97    --         -8.05        -10.97      --        --          0.33
EVF              Federal Income Fund (5/00;9/99)     --       --         5.95(c)       6.59       --        --          4.89
EVG              Growth Fund (5/00;9/99)             --       --        -25.78(c)     -20.83      --        --          -3.70
EMG              Managed Fund (2/95;4/86)           -4.04    10.71       12.24         -4.04     10.71     10.90        9.76
EGD              New Dimensions Fund(R)(10/97;5/96)  -10.72    --         14.26        -10.72      --        --          15.71
EVS              Small Cap Advantage Fund            --       --        -1.25(c)       2.35       --        --          11.72
                 (5/00;9/99)
               AIM V.I.
ECA              Capital Appreciation Fund          -12.52    --         11.86        -12.52     13.47      --          15.35
                 (8/99;5/93)
ECD              Capital Development Fund            7.36     --         28.83         7.36       --        --          8.53
                 (9/99;5/98)
EVA              Value Fund (10/97;5/93)            -16.21    --         11.99        -16.21     13.87      --          15.26
               ALLIANCE VP
EPP              Premier Growth Portfolio (Class    -18.31    --         -2.17        -18.31     19.66      --          18.22
                 B) (9/99;6/92)
ETC              Technology Portfolio (Class B)     -23.14    --          7.09        -23.14      --        --          19.57
                 (9/99;1/96)
EHG              U.S. Government/High Grade          8.93     --          6.44         8.93      3.57       --          4.05
                 Securities Portfolio (Class B)
                 (9/99;9/92)
               CREDIT SUISSE WARBURG PINCUS TRUST
EEG              Emerging Growth Portfolio          -3.27     --         22.23         -3.27      --        --          20.21
                 (9/99;9/99)(d)
               BARON CAPITAL FUNDS TRUST
EAS              Baron Capital Asset Fund -         -4.38     --         10.94         -4.38      --        --          26.65
                 Insurance Shares (9/99;10/98)
               FIDELITY VIP
EFG              III Growth & Income Portfolio      -5.41     --          0.84         -5.41      --        --          12.69
                 (Service Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service     31.47     --         49.67         31.47      --        --          40.56
                 Class) (9/99;12/98)
EFO              Overseas Portfolio (Service        -20.65    --         -0.79        -20.65     8.45      7.34         6.42
                 Class) (9/99;1/87)
               FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund -        29.39     --         21.06         29.39     8.53      11.52        8.50
                 Class 2 (9/99;1/89)(e)
EMU              Mutual Shares Securities Fund -    11.30     --         14.64         11.30      --        --          9.53
                 Class 2 (9/99;11/96)(e)
EIS              Templeton International Smaller    -2.98     --          1.03         -2.98      --        --          1.99
                 Companies Fund - Class 2
                 (9/99;5/96)(e)
               GOLDMAN SACHS VIT
JCG              Capital Growth Fund (9/99;4/98)    -9.63     --          4.45         -9.63      --        --          9.23
JUS              CORE(SM) U.S. Equity Fund          -11.25    --         -0.17        -11.25      --        --          7.28
                 (9/99;2/98)(f)
JGL              Global Income Fund (9/99;1/98)      7.17     --          5.62         7.17       --        --          3.55
JIF              International Equity Fund          -14.77    --          2.66        -14.77      --        --          9.38
                 (9/99;1/98)
EIT              Internet Tollkeeper Fund(SM)        --       --        -33.07(c)      --        --        --         -32.95(g)
                 (5/00;4/00)(f)

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Guaranteed Minimum Income
Benefit Rider For Periods Ending Dec. 31, 2000 (continued)

                                                     Performance since commencement                Performance since
                                                           of the subaccount                   commencement of the fund(a)
                                                                          Since                                         Since
  Subaccount    Investing In:                       1 Year  5 years    Commencement    1 Year   5 Years   10 Years   Commencement

               JANUS ASPEN SERIES
EJA              Aggressive Growth Portfolio:        --%     --%        -28.30%(c)     -33.11%   17.87%      --         20.09%
                 Service Shares (5/00;9/93)(b),(h)
EJT              Global Technology Portfolio:        --       --        -31.73(c)       --        --        --         -35.37(g)
                 Service Shares (5/00; 1/00)(h)
EJG              Growth Portfolio: Service Shares    --       --        -17.81(c)     -16.31     16.17      --          15.09
                 (5/00;9/93)(h)
EJI              International Growth Portfolio:     --       --        -22.02(c)     -17.68     21.04      --          18.52
                 Service Shares (5/00;5/94)(h)
               J.P. MORGAN
EDE              U.S. Disciplined Equity            -12.59    --         -4.00        -12.59     12.81      --          15.75
                 Portfolio (9/99;1/95)
               LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)       -1.87     --          1.25         -1.87      --        --          4.77
ERI              International Equity Portfolio     -11.22    --         -2.28        -11.22      --        --          7.49
                 (9/99;9/98)
               MFS (R)
END              New Discovery Series - Initial     -3.72     --         34.73         -3.72      --        --          20.88
                 Class (9/99;5/98)
ERS              Research Series - Initial Class    -6.55     --          7.90         -6.55     14.48      --          15.20
                 (9/99;7/95)
EUT              Utilities Series - Initial Class    5.21     --         20.97         5.21      18.83      --          20.91
                 (9/99;1/95)
               PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund    6.05     --         10.37         6.05      11.77     12.46        12.41
                 - Class IB Shares (10/98;2/88)(i)
EPL              Putnam VT International Growth     -11.20    --         16.22        -11.20      --        --          16.77
                 Fund - Class IB Shares
                 (9/99;1/97)(i)
EPN              Putnam VT International New        -39.90    --         -3.15        -39.90      --        --          7.52
                 Opportunities Fund - Class IB
                 Shares (9/99;1/97)(i)
               ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)(j)16.53     --         26.50         16.53      --        --          15.56
EPR              Small-Cap Portfolio (9/99;12/96)   31.11     --         32.38         31.11      --        --          14.39
               THIRD AVENUE
ETV              Value Portfolio (5/00;9/99)         --       --         27.94(c)      38.14      --        --          36.58
               WANGER
EIC              International Small Cap            -29.32    --          8.38        -29.32     17.78      --          21.50
                 (9/99;5/95)
EUC              U.S. Small Cap (9/99;5/95)         -9.81     --         11.94         -9.81     16.77      --          17.47

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since the commencement date of the subaccount.
(d) Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(j) Previously named Royce Premier Portfolio.

Average Annual Total Return For Annuities With Withdrawal For Periods Ending Dec. 31, 2000

                                                     Performance since commencement                Performance since
                                                           of the subaccount                   commencement of the fund(a)
                                                                          Since                                         Since
 Subaccount    Investing In:                       1 Year   5 Years   Commencement   1 Year   5 Years   10 Years   Commencement

               AXP(R)VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund            --%     --%        -16.17%(c)    -17.27%    --%       --%         -5.04%
                 (5/00;9/99)(b)
ESI              Bond Fund (2/95;10/81)             -2.65    2.44         5.22         -2.65     2.44      6.75         8.84
ECR              Capital Resource Fund              -23.63   8.89        11.12        -23.63     8.89      11.59        12.27
                 (2/95;10/81)
EMS              Cash Management Fund (2/95;10/81)  -2.27    2.79         3.08         -2.27     2.79      3.17         5.00
EVD              Diversified Equity Income Fund      --       --         -6.09(c)      -8.38      --        --          -3.44
                 (5/00;9/99)
EIA              Extra Income Fund (8/99;5/96)      -16.18    --         -12.00       -16.18      --        --          -0.30
EVF              Federal Income Fund (5/00;9/99)     --       --         -0.44(c)      0.15       --        --          0.07
EVG              Growth Fund (5/00;9/99)             --       --        -29.95(c)     -25.35      --        --          -7.93
EMG              Managed Fund (2/95;4/86)           -9.73    10.39       12.20         -9.73     10.39     11.25        10.11
EGD              New Dimensions Fund(R)(10/97;5/96)  -15.95    --         13.19        -15.95      --        --          15.43
EVS              Small Cap Advantage Fund            --       --         -7.13(c)      -3.79      --        --          6.81
                 (5/00;9/99)
               AIM V.I.
ECA              Capital Appreciation Fund          -17.62    --          7.20        -17.62     13.22      --          15.70
                 (8/99;5/93)
ECD              Capital Development Fund            0.87     --         24.05         0.87       --        --          6.90
                 (9/99;5/98)
EVA              Value Fund (10/97;5/93)            -21.05    --         10.85        -21.05     13.63      --          15.61
               ALLIANCE VP
EPP              Premier Growth Portfolio (Class    -23.00    --         -6.61        -23.00     19.52      --          18.57
                 B) (9/99;6/92)
ETC              Technology Portfolio (Class B)     -27.49    --          2.33        -27.49      --        --          19.42
                 (9/99;1/96)
EHG              U.S. Government/High Grade          2.33     --          1.46         2.33      3.05       --          4.40
                 Securities Portfolio (Class B)
                 (9/99;9/92)
               BARON CAPITAL FUNDS TRUST
EAS              Baron Capital Asset Fund -         -10.05    --          5.93        -10.05      --        --          25.00
                 Insurance Shares (9/99;10/98)
               CREDIT SUISSE WARBURG PINCUS TRUST
EEG              Emerging Growth Portfolio          -9.02     --         17.36         -9.02      --        --          15.44
                 (9/99;9/99)(d)
               FIDELITY VIP
EFG              III Growth & Income Portfolio      -11.00    --         -3.81        -11.00      --        --          12.16
                 (Service Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service     24.82     --         45.09         24.82      --        --          38.79
                 Class) (9/99;12/98)
EFO              Overseas Portfolio (Service        -25.18    --         -5.33        -25.18     8.08      7.69         6.77
                 Class) (9/99;1/87)
               FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund -        22.74     --         16.19         22.74     8.16      11.87        8.85
                 Class 2 (9/99;1/89)(e)
EMU              Mutual Shares Securities Fund -     4.65     --          9.68         4.65       --        --          8.98
                 Class 2 (9/99;11/96)(e)
EIS              Templeton International Smaller    -8.75     --         -3.64         -8.75      --        --          1.34
                 Companies Fund - Class 2
                 (9/99;5/96)(e)
               GOLDMAN SACHS VIT
JCG              Capital Growth Fund (9/99;4/98)    -14.93    --         -0.36        -14.93      --        --          7.63
JUS              CORE(SM) U.S. Equity Fund          -16.44    --         -4.74        -16.44      --        --          5.78
                 (9/99;2/98)(f)
JGL              Global Income Fund (9/99;1/98)      0.69     --          0.68         0.69       --        --          2.00
JIF              International Equity Fund          -19.71    --         -2.08        -19.71      --        --          8.02
                 (9/99;1/98)
EIT              Internet Tollkeeper Fund(SM)        --       --        -36.73(c)       --        --        --         -36.62(g)
                 (5/00;4/00)(f)

Average Annual Total Return For Annuities With Withdrawal For Periods Ending Dec. 31, 2000 (continued)

                                                    Performance since commencement of           Performance since
                                                              the subaccount                commencement of the fund(a)
                                                                            Since                                         Since
 Subaccount    Investing In:                        1 Year   5 Years   Commencement   1 Year   5 Years   10 Years    Commencement
               JANUS ASPEN SERIES
EJA              Aggressive Growth Portfolio:        --%       --%        -32.30%(c)    -36.76%   17.70%     --%         20.44%
                 Service Shares (5/00;9/93)(b),(h)
EJT              Global Technology Portfolio:         --        --         -35.49(c)      --        --        --         -38.87(g)
                 Service Shares (5/00; 1/00)(h)
EJG              Growth Portfolio: Service Shares     --        --         -22.54(c)    -21.14     15.97      --          15.44
                 (5/00;9/93)(h)
EJI              International Growth Portfolio:      --        --         -26.46(c)    -22.41     20.93      --          18.75
                 Service Shares (5/00;5/94)(h)
               J.P. MORGAN
EDE              U.S. Disciplined Equity            -17.68      --          -8.39       -17.68     12.54      --          15.78
                 Portfolio (9/99;1/95)
               LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)        -7.72      --          -3.44        -7.72      --        --          3.12
ERI              International Equity Portfolio     -16.41      --          -6.81       -16.41      --        --          5.48
                 (9/99;9/98)
               MFS (R)
END              New Discovery Series - Initial      -9.44      --          30.01        -9.44      --        --          19.59
                 Class (9/99;5/98)
ERS              Research Series - Initial Class    -12.06      --          2.96        -12.06     14.24      --          15.16
                 (9/99;7/95)
EUT              Utilities Series - Initial Class    -1.13      --          16.09        -1.13     18.68      --          21.00
                 (9/99;1/95)
               PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund    -0.35      --          8.33         -0.35     11.48     12.81        12.76
                 - Class IB Shares (10/98;2/88)(i)
EPL              Putnam VT International Growth     -16.39      --          11.28       -16.39      --        --          16.18
                 Fund - Class IB Shares
                 (9/99;1/97)(i)
EPN              Putnam VT International New        -43.08      --          -7.50       -43.08      --        --          6.66
                 Opportunities Fund - Class IB
                 Shares (9/99;1/97)(i)
               ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)(j) 9.88       --          21.69        9.88       --        --          15.10
EPR              Small-Cap Portfolio (9/99;12/96)    24.46      --          27.64        24.46      --        --          13.91
               THIRD AVENUE
ETV              Value Portfolio (5/00;9/99)          --        --         21.29(c)      31.49      --        --          31.90
               WANGER
EIC              International Small Cap            -33.25      --          3.48        -33.25     17.61      --          21.57
                 (9/99;5/95)
EUC              U.S. Small Cap (9/99;5/95)         -15.10      --          6.95        -15.10     16.58      --          17.49

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since the commencement date of the subaccount.
(d) Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(j) Previously named Royce Premier Portfolio.

Average Annual Total Return For Annuities Without Withdrawal For Periods Ending Dec. 31, 2000

                                                     Performance since commencement            Performance since
                                                           of the subaccount                commencement of the fund(a)
                                                                          Since                                         Since
 Subaccount    Investing In:                       1 Year  5 Years   Commencement    1 Year   5 Years   10 Years    Commencement
               AXP(R)VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund            --%     --%        -10.62%(c)    -11.79%    --%       --%         -0.22%
                 (5/00;9/99)(b)
ESI              Bond Fund (2/95;10/81)              3.92    3.33         5.75         3.92      3.33      6.75         8.84
ECR              Capital Resource Fund              -18.64   9.59        11.52        -18.64     9.59      11.59        12.27
                 (2/95;10/81)
EMS              Cash Management Fund (2/95;10/81)   4.34    3.67         3.66         4.34      3.67      3.17         5.00
EVD              Diversified Equity Income Fund      --       --         0.23(c)       -2.23      --        --          1.53
                 (5/00;9/99)
EIA              Extra Income Fund (8/99;5/96)      -10.62    --         -7.70        -10.62      --        --          0.68
EVF              Federal Income Fund (5/00;9/99)     --       --         6.30(c)       6.94       --        --          5.24
EVG              Growth Fund (5/00;9/99)             --       --        -25.43(c)     -20.48      --        --          -3.35
EMG              Managed Fund (2/95;4/86)           -3.69    11.06       12.59         -3.69     11.06     11.25        10.11
EGD              New Dimensions Fund(R)(10/97;5/96)  -10.37    --         14.61        -10.37      --        --          16.06
EVS              Small Cap Advantage Fund            --       --        -0.90(c)       2.70       --        --          12.07
                 (5/00;9/99)
               AIM V.I.
ECA              Capital Appreciation Fund          -12.17    --         12.21        -12.17     13.82      --          15.70
                 (8/99;5/93)
ECD              Capital Development Fund            7.71     --         29.18         7.71       --        --          8.88
                 (9/99;5/98)
EVA              Value Fund (10/97;5/93)            -15.86    --         12.34        -15.86      --        --          15.61
               ALLIANCE VP
EPP              Premier Growth Portfolio (Class    -17.96    --         -1.82        -17.96     20.01      --          18.57
                 B) (9/99;6/92)
ETC              Technology Portfolio (Class B)     -22.79    --          7.44        -22.79      --        --          19.92
                 (9/99;1/96)
EHG              U.S. Government/High Grade          9.28     --          6.79         9.28      3.92       --          4.40
                 Securities Portfolio (Class B)
                 (9/99;9/92)
               BARON CAPITAL FUNDS TRUST
EAS              Baron Capital Asset Fund -         -4.03     --         11.29         -4.03      --        --          27.00
                 Insurance Shares (9/99;10/98)
               CREDIT SUISSE WARBURG PINCUS TRUST
EEG              Emerging Growth Portfolio          -2.92     --         22.58         -2.92      --        --          20.56
                 (9/99;9/99)(d)
               FIDELITY VIP
EFG              III Growth & Income Portfolio      -5.06     --          1.19         -5.06      --        --          13.04
                 (Service Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service     31.82     --         50.02         31.82      --        --          40.91
                 Class) (9/99;12/98)
EFO              Overseas Portfolio (Service        -20.30    --         -0.44        -20.30     8.80      7.69         6.77
                 Class) (9/99;1/87)
               FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund -        29.74     --         21.41         29.74     8.88      11.87        8.85
                 Class 2 (9/99;1/89)(e)
EMU              Mutual Shares Securities Fund -    11.65     --         14.99         11.65      --        --          9.88
                 Class 2 (9/99;11/96)(e)
EIS              Templeton International Smaller    -2.63     --          1.38         -2.63      --        --          2.34
                 Companies Fund - Class 2
                 (9/99;5/96)(e)
               GOLDMAN SACHS VIT
JCG              Capital Growth Fund (9/99;4/98)    -9.28     --          4.80         -9.28      --        --          9.58
JUS              CORE(SM) U.S. Equity Fund          -10.90    --          0.18        -10.90      --        --          7.63
                 (9/99;2/98)(f)
JGL              Global Income Fund (9/99;1/98)      7.52     --          5.97         7.52       --        --          3.90
JIF              International Equity Fund          -14.42    --          3.01        -14.42      --        --          9.73
                 (9/99;1/98)
EIT              Internet Tollkeeper Fund(SM)        --       --        -32.72(c)      --        --        --         -32.60(g)
                 (5/00;4/00)(f)

Average Annual Total Return For Annuities Without Withdrawal For Periods Ending Dec. 31, 2000 (continued)

                                                    Performance since commencement of                Performance since
                                                              the subaccount                     commencement of the fund(a)
                                                                            Since                                         Since
 Subaccount    Investing In:                        1 Year   5 Years   Commencement   1 Year   5 Years   10 Years    Commencement
               JANUS ASPEN SERIES
EJA              Aggressive Growth Portfolio:        --%       --%        -27.95%(c)    -32.76%   18.22%     --%         20.44%
                 Service Shares (5/00;9/93)(b),(h)
EJT              Global Technology Portfolio:         --        --         -31.38(c)      --        --        --         -35.02(g)
                 Service Shares (5/00; 1/00)(h)
EJG              Growth Portfolio: Service Shares     --        --         -17.46(c)    -15.96     16.52      --          15.44
                 (5/00;9/93)(h)
EJI              International Growth Portfolio:      --        --         -21.67(c)    -17.33     21.39      --          18.87
                 Service Shares (5/00;5/94)(h)
               J.P. MORGAN
EDE              U.S. Disciplined Equity            -12.24     13.16        -3.65       -12.24     13.16      --          16.10
                 Portfolio (9/99;1/95)
               LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)        -1.52      --          1.60         -1.52      --        --          5.12
ERI              International Equity Portfolio     -10.87      --          -1.93       -10.87      --        --          7.84
                 (9/99;9/98)
               MFS (R)
END              New Discovery Series - Initial      -3.37      --          35.08        -3.37      --        --          21.23
                 Class (9/99;5/98)
ERS              Research Series - Initial Class     -6.20      --          8.25         -6.20     14.83      --          15.55
                 (9/99;7/95)
EUT              Utilities Series - Initial Class    5.56       --          21.32        5.56      19.18      --          21.26
                 (9/99;1/95)
               PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund    6.40       --          10.72        6.40      12.12     12.81        12.76
                 - Class IB Shares (10/98;2/88)(i)
EPL              Putnam VT International Growth     -10.85      --          16.57       -10.85      --        --          17.12
                 Fund - Class IB Shares
                 (9/99;1/97)(i)
EPN              Putnam VT International New        -39.55      --          -2.80       -39.55      --        --          7.87
                 Opportunities Fund - Class IB
                 Shares (9/99;1/97)(i)
               ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)(j) 16.88      --          26.85        16.88      --        --          15.91
EPR              Small-Cap Portfolio (9/99;12/96)    31.46      --          32.73        31.46      --        --          14.74
               THIRD AVENUE
ETV              Value Portfolio (5/00;9/99)          --        --         28.29(c)      38.49      --        --          36.93
               WANGER
EIC              International Small Cap            -28.97      --          8.73        -28.97     18.13      --          21.85
                 (9/99;5/95)
EUC              U.S. Small Cap (9/99;5/95)          -9.46      --          12.29        -9.46     17.12      --          17.82

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since the commencement date of the subaccount.
(d) Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(j) Previously named Royce Premier Portfolio.

Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                      ERV - P
                                      -------
                                         P

where:        P = a hypothetical initial payment of $1,000
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the annual contract administrative charge, the variable account administrative charge, the Guaranteed Minimum Income Benefit Rider fee, the 8% Performance Credit Rider fee and the mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:


For a subaccount investing in a money market fund, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b)  less  a pro  rata  share  of  the subaccount   expenses  accrued
              over  the  period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)  raising the base period return to the power of 365/7.


The subaccount's value includes:
o any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o any dividends declared for such shares.

It does not include:

o the  effect  of  any  applicable  withdrawal  charge,  or

o any  realized  or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000
Subaccount               Investing In:                                          Simple Yield       Compound Yield
EMS                      AXP(R)Variable Portfolio - Cash Management Fund             4.54%              4.64%


Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period
               that were entitled to receive dividends
          d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount       Investing In:                                                  Simple Yield
ESI              AXP(R)Variable Portfolio - Bond Fund                                6.93%
EVD              AXP(R)Variable Portfolio - Diversified Equity Income Fund           0.00
EIA              AXP(R)Variable Portfolio - Extra Income Fund                       10.98
EVF              AXP(R)Variable Portfolio - Federal Income Fund                      5.02


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.



    Rating Agency                  Rating

      A.M. Best                 A+ (Superior)

    Duff & Phelps                    AAA

       Moody's                 Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER


The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last two years aggregated total $662,606 and $479,554, respectively.

Commissions paid by American Enterprise Life for the last two years aggregated total $32,468,381 and $5,924,368 respectively.


The contract was new as of 1999 and, therefore, we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Enterprise Variable Annuity Account -- American Express Signature Variable Annuity SM

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- American Express Signature Variable Annuity SM (comprised of subaccounts EVB, ESI, ECR, EMS, EVD, EIA, EVF, EVG, EMG, EGD, EVS, ECA, ECD, EVA, EPP, ETC, EHG, EAS, EEG, EFG, EFM, EFO, ERE, EMU, EIS, JCG, JUS, JGL, JIF, EIT, EJA, EJT, EJG, EJI, EDE, ERQ, ERI, END, ERS, EUT, EPG, EPL, EPN, EMC, EPR, ETV, EIC and EUC) as of December 31, 2000, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- American Express Signature Variable Annuity SM at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001

American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                             Segregated Asset Subaccounts
Assets                               EVB             ESI             ECR             EMS             EVD            EIA
Investments in shares
of mutual funds
and portfolios:
  at cost                         $ 271,525    $ 13,995,096    $ 13,384,798     $ 5,547,201       $ 16,203       $ 539,637
                                  ---------    ------------    ------------     -----------       --------       ---------
  at market value                 $ 254,049    $ 13,079,538    $ 12,042,880     $ 5,546,309       $ 16,506       $ 489,318
Dividends receivable                     --          74,781              --          27,905             --           4,449
Accounts receivable
from American Enterprise
Life for contract purchase
payments                                 --          17,564          12,094              --             --           4,938
Receivable from mutual
funds and portfolios
for share redemptions                    --              --              --              --             --              --
                                  ---------    ------------    ------------     -----------       --------       ---------
Total assets                        254,049      13,171,883      12,054,974       5,574,214         16,506         498,705
                                    -------      ----------      ----------       ---------         ------         -------

Liabilities
Payable to American Enterprise
Life for:
  Mortality and expense risk fee        230          12,991          11,889           5,797             12             517
  Issue and administrative fee           28           1,559           1,427             696              2              62
  Contract terminations                  --              --              --         105,913             --              --
Payable to mutual funds and
portfolios for investments
purchased                                --              --              --              --             --              --
                                    -------      ----------      ----------       ---------         ------         -------
Total liabilities                       258          14,550          13,316         112,406             14             579
                                        ---          ------          ------         -------             --             ---
Net assets applicable to
contracts in accumulation
period                              253,791      13,142,720      12,033,915       5,461,768         16,492         498,126
Net assets applicable to
contracts in payment period              --          14,613           7,743              40             --              --
                                    -------      ----------      ----------       ---------         ------         -------
Total net assets                  $ 253,791    $ 13,157,333    $ 12,041,658     $ 5,461,808       $ 16,492       $ 498,126
                                  ---------    ------------    ------------     -----------       --------       ---------
Accumulation units outstanding      285,676       9,498,099       6,357,512       4,421,199         16,486         556,413
                                    -------       ---------       ---------       ---------         ------         -------
Net asset value per
accumulation unit                    $ 0.89          $ 1.38          $ 1.89          $ 1.24         $ 1.00          $ 0.90
                                     ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                           Segregated Asset Subaccounts
Assets                             EVF             EVG             EMG             EGD             EVS            ECA
Investments in shares of
mutual funds and portfolios:
  at cost                        $ 73,163       $ 179,216    $ 14,144,637     $ 5,961,711       $ 20,195     $ 4,623,040
                                 --------       ---------    ------------     -----------       --------     -----------
  at market value                $ 74,127       $ 147,708    $ 13,531,889     $ 5,711,046       $ 19,620     $ 3,785,842
Dividends receivable                  291              --              --              --             --              --
Accounts receivable from
American Enterprise Life
for contract purchase
payments                            6,910              --          13,235          31,291             --          52,760
Receivable from mutual
funds and portfolios
for share redemptions                  --              --              --              --             --           4,006
                                 --------       ---------    ------------     -----------       --------     -----------
Total assets                       81,328         147,708      13,545,124       5,742,337         19,620       3,842,608
                                   ------         -------      ----------       ---------         ------       ---------

Liabilities
Payable to American Enterprise
Life for:
  Mortality and expense risk fee       65             144          13,361           5,624             24           3,577
  Issue and administrative fee          8              17           1,603             675              3             429
  Contract terminations                --              --              --              --             --              --
Payable to mutual funds and
portfolios for investments
purchased                              --              --              --              --             --          24,132
                                   ------         -------      ----------       ---------         ------       ---------
Total liabilities                      73             161          14,964           6,299             27          28,138
                                       --             ---          ------           -----             --          ------
Net assets applicable to
contracts in accumulation
period                             81,255         147,547      13,515,307       5,736,038         19,593       3,814,470
Net assets applicable to
contracts in payment period            --              --          14,853              --             --              --
                                   ------         -------      ----------       ---------         ------       ---------
Total net assets                 $ 81,255       $ 147,547    $ 13,530,160     $ 5,736,038       $ 19,593     $ 3,814,470
                                 --------       ---------    ------------     -----------       --------     -----------
Accumulation units outstanding     76,495         200,212       6,779,113       3,716,997         19,840       3,036,648
                                   ------         -------       ---------       ---------         ------       ---------
Net asset value per
accumulation unit                  $ 1.06          $ 0.74          $ 1.99          $ 1.54         $ 0.99          $ 1.26
                                   ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                          Segregated Asset Subaccounts
Assets                                      ECD             EVA             EPP             ETC             EHG            EAS
Investments in shares of
mutual funds and portfolios:
  at cost                                $ 657,914    $ 18,219,858     $ 3,593,187     $ 3,395,464      $ 754,405     $ 1,945,700
                                         ---------    ------------     -----------     -----------      ---------     -----------
  at market value                        $ 646,008    $ 16,489,965     $ 3,209,306     $ 2,439,469      $ 787,448     $ 1,867,873
Dividends receivable                            --              --              --              --             --              --
Accounts receivable from
American Enterprise Life for
contract purchase payments                   9,620          68,804          42,452          25,286         31,369           4,157
Receivable from mutual funds
and portfolios for share
redemptions                                    698          18,057           2,888           2,704            844           2,253
                                               ---          ------           -----           -----            ---           -----
Total assets                               656,326      16,576,826       3,254,646       2,467,459        819,661       1,874,283
                                           -------      ----------       ---------       ---------        -------       ---------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee               623          16,121           2,578           2,414            754           1,916
  Issue and administrative fee                  75           1,936             310             290             91             230
  Contract terminations                         --              --              --              --             --              --
Payable to mutual funds and
portfolios for investments
purchased                                    2,237           3,212           4,459           4,484          7,478              --
                                             -----           -----           -----           -----          -----            ----
Total liabilities                            2,935          21,269           7,347           7,188          8,323           2,146
                                             -----          ------           -----           -----          -----           -----
Net assets applicable to contracts
in accumulation period                     653,391      16,555,545       3,247,299       2,460,271        811,338       1,872,137
Net assets applicable to contracts
in payment period                               --              12              --              --             --              --
                                             -----          ------           -----           -----          -----           -----
Total net assets                         $ 653,391    $ 16,555,557     $ 3,247,299     $ 2,460,271      $ 811,338     $ 1,872,137
                                         ---------    ------------     -----------     -----------      ---------     -----------
Accumulation units outstanding             480,409      11,388,451       3,368,268       2,278,134        743,305       1,638,623
                                           -------      ----------       ---------       ---------        -------       ---------
Net asset value per accumulation unit       $ 1.36          $ 1.45          $ 0.96          $ 1.08         $ 1.09          $ 1.14
                                            ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                          Segregated Asset Subaccounts
Assets                                    EEG             EFG             EFM             EFO             ERE            EMU
Investments in shares of mutual
funds and portfolios:
  at cost                               $ 1,040,772     $ 1,423,240     $ 4,162,804       $ 559,422      $ 227,126       $ 179,539
                                        -----------     -----------     -----------       ---------      ---------       ---------
  at market value                       $ 1,014,627     $ 1,382,692     $ 4,403,868       $ 507,920      $ 247,421       $ 198,167
Dividends receivable                            812              --          15,175              --             --              --
Accounts receivable from
American Enterprise Life for
contract                                        193           2,295          53,036           2,632          6,274              --
Receivable from mutual funds
and portfolios for share
redemptions                                     625           1,505           4,887             562            255             220
                                                ---           -----           -----             ---            ---             ---
Total assets                              1,016,257       1,386,492       4,476,966         511,114        253,950         198,387
                                          ---------       ---------       ---------         -------        -------         -------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                558           1,344           4,363             502            228             196
  Issue and administrative fee                   67             161             524              60             27              24
  Contract terminations                          --              --              --              --             --              --
Payable to mutual funds and portfolios
for investments purchased                     1,005              --          25,450           2,632             --              --
                                          ---------       ---------       ---------         -------        -------         -------
Total liabilities                             1,630           1,505          30,337           3,194            255             220
                                              -----           -----          ------           -----            ---             ---
Net assets applicable to contracts in
accumulation period                       1,014,627       1,384,987       4,446,629         507,920        253,695         198,167
Net assets applicable to contracts in
payment period                                   --              --              --              --            --               --
                                              -----           -----          ------           -----            ---             ---
Total net assets                        $ 1,014,627     $ 1,384,987     $ 4,446,629       $ 507,920      $ 253,695       $ 198,167
                                        -----------     -----------     -----------       ---------      ---------       ---------
Accumulation units outstanding              795,108       1,383,095       2,713,585         516,432        202,243         169,587
                                            -------       ---------       ---------         -------        -------         -------
Net asset value per accumulation unit        $ 1.28          $ 1.00          $ 1.64          $ 0.98         $ 1.25          $ 1.17
                                             ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                   Segregated Asset Subaccounts
Assets                                     EIS             JCG             JUS             JGL             JIF            EIT
Investments in shares of mutual
funds and portfolios:
  at cost                               $ 108,519       $ 720,715     $ 1,340,637       $ 429,970      $ 229,824       $ 303,005
                                        ---------       ---------     -----------       ---------      ---------       ---------
  at market value                       $ 105,158       $ 633,627     $ 1,226,920       $ 413,499      $ 200,865       $ 214,900
Dividends receivable                           --              --              --              --             --              --
Accounts receivable from
American Enterprise Life
for contract purchase payments                 --           8,702          20,697           1,051         10,762              --
Receivable from mutual funds
and portfolios for share
redemptions                                   114             687           2,700             433            223             241
                                              ---             ---           -----             ---            ---             ---
Total assets                              105,272         643,016       1,250,317         414,983        211,850         215,141
                                          -------         -------       ---------         -------        -------         -------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee              102             613           1,176             386            199             215
  Issue and administrative fee                 12              74             141              46             24              26
  Contract terminations                        --              --              --              --             --              --
Payable to mutual funds and portfolios
for investments purchased                      --              --              --              --             --              --
                                          -------         -------       ---------         -------        -------         -------
Total liabilities                             114             687           1,317             432            223             241
                                              ---             ---           -----             ---            ---             ---
Net assets applicable to contracts in
accumulation period                       105,158         642,329       1,249,000         414,551        211,627         214,900
Net assets applicable to contracts in
payment period                                 --              --              --              --             --              --
                                          -------         -------       ---------         -------        -------         -------
Total net assets                        $ 105,158       $ 642,329     $ 1,249,000       $ 414,551      $ 211,627       $ 214,900
                                        ---------       ---------     -----------       ---------      ---------       ---------
Accumulation units outstanding            105,663         612,577       1,247,373         397,531        195,087         319,027
                                          -------         -------       ---------         -------        -------         -------
Net asset value per accumulation unit      $ 1.00          $ 1.05          $ 1.00          $ 1.04         $ 1.08          $ 0.67
                                           ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                          Segregated Asset Subaccounts
Assets                                      EJA             EJT             EJG             EJI             EDE            ERQ
Investments in shares of mutual
funds and portfolios:
  at cost                               $ 1,568,441       $ 826,226     $ 2,368,597     $ 1,154,714      $ 692,412       $ 172,341
                                        -----------       ---------     -----------     -----------      ---------       ---------
  at market value                       $ 1,201,822       $ 610,919     $ 2,020,139     $ 1,022,566      $ 623,012       $ 153,518
Dividends receivable                             --              --              --              --             --              --
Accounts receivable from
American Enterprise Life for
contract purchase payments                   22,544             377           5,181          16,866            262              --
Receivable from mutual funds
and portfolios for share
redemptions                                   1,265             655           3,526           1,093          7,231             168
                                              -----             ---           -----           -----          -----             ---
Total assets                              1,225,631         611,951       2,028,846       1,040,525        630,505         153,686
                                          ---------         -------       ---------       ---------        -------         -------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee              1,129             585           1,915             976            605             150
  Issue and administrative fee                  136              70             230             117             73              18
  Contract terminations                          --              --              --              --             --              --
Payable to mutual funds and portfolios
for investments purchased                     6,647             377              --             523             --              --
                                              -----             ---                             ---           ----            ----
Total liabilities                             7,912           1,032           2,145           1,616            678             168
                                              -----           -----           -----           -----            ---             ---
Net assets applicable to contracts in
accumulation period                       1,217,719         610,919       2,026,701       1,038,909        629,827         153,518
Net assets applicable to contracts in
payment period                                   --             --               --              --             --              --
                                              -----           -----           -----           -----            ---             ---
Total net assets                        $ 1,217,719       $ 610,919     $ 2,026,701     $ 1,038,909      $ 629,827       $ 153,518
                                        -----------       ---------     -----------     -----------      ---------       ---------
Accumulation units outstanding            1,737,480         897,560       2,471,914       1,304,451        672,858         154,226
                                          ---------         -------       ---------       ---------        -------         -------
Net asset value per accumulation unit        $ 0.70          $ 0.68          $ 0.82          $ 0.80         $ 0.94          $ 1.00
                                             ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                   Segregated Asset Subaccounts
Assets                                     ERI             END             ERS             EUT             EPG            EPL
Investments in shares of
mutual funds and portfolios:
  at cost                                $ 60,824     $ 3,360,599     $ 2,240,264     $ 2,423,722    $ 8,523,592     $ 2,768,013
                                         --------     -----------     -----------     -----------    -----------     -----------
  at market value                        $ 59,074     $ 3,140,983     $ 2,020,437     $ 2,432,664    $ 8,319,432     $ 2,604,050
Dividends receivable                           --              --              --              --             --              --
Accounts receivable from
American Enterprise Life
for contract purchase payments                 --          23,602          53,718          33,141         13,347          23,999
Receivable from mutual funds
and portfolios for share
redemptions                                    65           3,384           2,187           2,457          9,079           2,810
                                               --           -----           -----           -----          -----           -----
Total assets                               59,139       3,167,969       2,076,342       2,468,262      8,341,858       2,630,859
                                           ------       ---------       ---------       ---------      ---------       ---------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee               58           3,020           1,953           2,194          8,106           2,508
  Issue and administrative fee                  7             363             234             263            973             301
  Contract terminations                        --              --              --              --             --              --
Payable to mutual funds and portfolios
for investments purchased                      --           4,814           1,459           4,281          2,157          15,154
                                             ----           -----           -----           -----          -----          ------
Total liabilities                              65           8,197           3,646           6,738         11,236          17,963
                                               --           -----           -----           -----         ------          ------
Net assets applicable to contracts
in accumulation period                     59,074       3,159,772       2,072,696       2,461,524      8,330,622       2,612,896
Net assets applicable to
contracts in payment period                    --              --              --              --             --              --
                                             ----           -----           -----           -----          -----          ------
Total net assets                         $ 59,074     $ 3,159,772     $ 2,072,696     $ 2,461,524    $ 8,330,622     $ 2,612,896
                                         --------     -----------     -----------     -----------    -----------     -----------
Accumulation units outstanding             61,779       2,228,898       1,901,761       1,938,883      6,615,802       2,191,500
                                           ------       ---------       ---------       ---------      ---------       ---------
Net asset value per
accumulation unit                          $ 0.96          $ 1.42          $ 1.09          $ 1.27         $ 1.26          $ 1.19
                                           ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                       Segregated Asset Subaccounts
                                                                                                                         Combined
                                                                                                                         Variable
Assets                         EPN             EMC             EPR             ETV             EIC            EUC         Account
Investments in shares of
mutual funds and portfolios:
  at cost                   $ 844,382       $ 295,746       $ 250,858        $ 62,581      $ 629,250       $ 241,967  $ 126,533,052
                            ---------       ---------       ---------        --------      ---------       ---------  -------------
  at market value           $ 770,734       $ 318,769       $ 250,551        $ 70,761      $ 457,345       $ 240,884  $ 117,006,225
Dividends receivable               --              --              --              --             --              --        123,413
Accounts receivable from
American Enterprise Life
for contract
purchase payments              19,415           1,854           9,386          10,941          6,358              --        667,113
Receivable from mutual funds
and portfolios for share
redemptions                     1,230             347             269              79            502             255         80,504
                                -----             ---             ---              --            ---             ---         ------
Total assets                  791,379         320,970         260,206          81,781        464,205         241,139    117,877,255
                              -------         -------         -------          ------        -------         -------    -----------

Liabilities
Payable to American
Enterprise Life for:
  Mortality and expense
  risk fee                      1,098             310             240              71            449             228        114,114
  Issue and administrative
  fee                             132              37              29               8             54              27         13,699
  Contract terminations            --              --              --              --             --              --        105,913
Payable to mutual funds
and portfolios
for investments purchased       6,134             199              --              --          1,498              --        118,332
                                -----             ---            ----            ----          -----            ----        -------
Total liabilities               7,364             546             269              79          2,001             255        352,058
                                -----             ---             ---              --          -----             ---        -------
Net assets applicable
to contracts
in accumulation period        784,015         320,424         259,937          81,702        462,204         240,884    117,487,936
Net assets applicable
to contracts
in payment period                  --              --              --              --             --              --         37,261
                                 ----             ---            ----            ----          -----             ---         ------
Total net assets            $ 784,015       $ 320,424       $ 259,937        $ 81,702      $ 462,204       $ 240,884  $ 117,525,197
                            ---------       ---------       ---------        --------      ---------       ---------  -------------
Accumulation units
outstanding                   847,092         238,559         188,450          63,456        430,592         230,769
                              -------         -------         -------          ------        -------         -------
Net asset value per
accumulation unit              $ 0.93          $ 1.34          $ 1.38          $ 1.29         $ 1.07          $ 1.04
                               ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
Investment income                    EVB             ESI             ECR             EMS             EVD            EIA
Dividend income from mutual
funds and portfolios                $ 517       $ 825,516     $ 1,360,779       $ 179,282           $ 34        $ 24,123
                                    -----       ---------     -----------       ---------           ----        --------
Expenses:
  Mortality and expense risk fee      794         149,013         166,687          38,688             45           2,812
  Administrative charge                95          17,784          19,892           4,620              5             338
                                       --          ------          ------           -----              -             ---
Total expenses                        889         166,797         186,579          43,308             50           3,150
                                      ---         -------         -------          ------             --           -----
Investment income (loss) - net       (372)        658,719       1,174,200         135,974            (16)         20,973
                                     ----         -------       ---------         -------            ---          ------

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales               4,491         763,785         886,375      19,237,234          3,023          65,826
  Cost of investments sold          4,738         829,594         778,454      19,253,821          3,078          72,487
                                    -----         -------         -------      ----------          -----          ------
Net realized gain (loss)
on investments                       (247)        (65,809)        107,921         (16,587)           (55)         (6,661)
Net change in unrealized
appreciation or depreciation
of investments                    (17,476)        (92,908)     (3,989,879)           (891)           303         (50,312)
                                  -------         -------      ----------            ----            ---         -------
Net gain (loss) on investments    (17,723)       (158,717)     (3,881,958)        (17,478)           248         (56,973)
                                  -------        --------      ----------         -------            ---         -------
Net increase (decrease) in net
assets resulting from operations $(18,095)      $ 500,002    $ (2,707,758)      $ 118,496          $ 232       $ (36,000)
                                 --------       ---------    ------------       ---------          -----       ---------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                         Segregated Asset Subaccounts
Investment income                  EVF             EVG             EMG             EGD             EVS            ECA
Dividend income from mutual
funds and portfolios              $ 648             $--     $ 1,164,243       $ 419,746          $ 656       $ 100,534
                                  -----             -       -----------       ---------          -----       ---------
Expenses:
  Mortality and expense risk fee    143             399         164,914          63,392             54          21,419
  Administrative charge              17              48          19,790           7,607              7           2,572
                                     --              --          ------           -----              -           -----
Total expenses                      160             447         184,704          70,999             61          23,991
                                    ---             ---         -------          ------             --          ------
Investment income (loss) - net      488            (447)        979,539         348,747            595          76,543
                                    ---            ----         -------         -------            ---          ------

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales             5,723          13,046       1,105,815         476,883          6,676         469,623
  Cost of investments sold        5,658          15,598       1,025,033         404,347          6,701         468,339
                                  -----          ------       ---------         -------          -----         -------
Net realized gain (loss)
on investments                       65          (2,552)         80,782          72,536            (25)          1,284
Net change in unrealized
appreciation or depreciation
of investments                      964         (31,508)     (1,592,346)     (1,137,292)          (575)       (846,955)
                                    ---         -------      ----------      ----------           ----        --------
Net gain (loss) on investments    1,029         (34,060)     (1,511,564)     (1,064,756)          (600)       (845,671)
                                  -----         -------      ----------      ----------           ----        --------
Net increase (decrease) in net
assets resulting from operations $1,517       $ (34,507)     $ (532,025)     $ (716,009)          $ (5)     $ (769,128)
                                 ------       ---------      ----------      ----------           ----      ----------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                          Segregated Asset Subaccounts
Investment income                   ECD             EVA             EPP             ETC             EHG            EAS
Dividend income from mutual
funds and portfolios                 $--       $ 738,945        $ 29,429        $ 56,841        $ 7,261         $ 1,726
                                     -         ---------        --------        --------        -------         -------
Expenses:
  Mortality and expense risk fee   2,509         175,408          13,316          17,601          3,606          11,107
  Administrative charge              301          21,059           1,599           2,113            433           1,333
                                     ---          ------           -----           -----            ---           -----
Total expenses                     2,810         196,467          14,915          19,714          4,039          12,440
                                   -----         -------          ------          ------          -----          ------
Investment income (loss) - net    (2,810)        542,478          14,514          37,127          3,222         (10,714)
                                  ------         -------          ------          ------          -----         -------

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales            112,457         545,100       2,481,436         792,823         82,723         223,270
  Cost of investments sold       112,276         502,495       2,686,427         793,535         81,853         226,249
                                 -------         -------       ---------         -------         ------         -------
Net realized gain (loss)
on investments                       181          42,605        (204,991)           (712)           870          (2,979)
Net change in unrealized
appreciation or depreciation
of investments                   (12,170)     (3,424,581)       (387,703)       (973,644)        33,082         (81,233)
                                 -------      ----------        --------        --------         ------         -------
Net gain (loss) on investments   (11,989)     (3,381,976)       (592,694)       (974,356)        33,952         (84,212)
                                 -------      ----------        --------        --------         ------         -------
Net increase (decrease) in net
assets resulting from operations$(14,799)   $ (2,839,498)     $ (578,180)     $ (937,229)      $ 37,174       $ (94,926)
                                --------    ------------      ----------      ----------       --------       ---------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                             Segregated Asset Subaccounts
Investment income                     EEG             EFG             EFM             EFO             ERE            EMU
Dividend income from mutual
funds and portfolios                  $ 812        $ 10,880        $ 15,427         $ 6,778        $ 5,059         $ 5,225
                                      -----        --------        --------         -------        -------         -------
Expenses:
  Mortality and expense risk fee      2,370           8,121          21,542           3,165          1,444           1,615
  Administrative charge                 284             975           2,586             380            173             194
                                        ---             ---           -----             ---            ---             ---
Total expenses                        2,654           9,096          24,128           3,545          1,617           1,809
                                      -----           -----          ------           -----          -----           -----
Investment income (loss) - net       (1,842)          1,784          (8,701)          3,233          3,442           3,416
                                     ------           -----          ------           -----          -----           -----

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales             1,974,190         247,113       1,106,985         432,380        117,112           8,173
  Cost of investments sold        2,100,986         248,833       1,066,629         449,043        107,935           7,885
                                  ---------         -------       ---------         -------        -------           -----
Net realized gain (loss)
on investments                     (126,796)         (1,720)         40,356         (16,663)         9,177             288
Net change in unrealized
appreciation or depreciation
of investments                      (26,656)        (43,320)        234,375         (57,414)        20,303          17,841
                                    -------         -------         -------         -------         ------          ------
Net gain (loss) on investments     (153,452)        (45,040)        274,731         (74,077)        29,480          18,129
                                   --------         -------         -------         -------         ------          ------
Net increase (decrease) in net
assets resulting from operations $ (155,294)      $ (43,256)      $ 266,030       $ (70,844)      $ 32,922        $ 21,545
                                 ----------       ---------       ---------       ---------       --------        --------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                          Segregated Asset Subaccounts
Investment income                   EIS             JCG             JUS             JGL             JIF            EIT
Dividend income from mutual
funds and portfolios               $ 311        $ 38,416        $ 14,196        $ 36,179       $ 11,984             $--
                                   -----        --------        --------        --------       --------             -
Expenses:
  Mortality and expense risk fee     636           4,395           9,803           2,253          1,356           1,031
  Administrative charge               76             528           1,177             271            163             124
                                      --             ---           -----             ---            ---             ---
Total expenses                       712           4,923          10,980           2,524          1,519           1,155
                                     ---           -----          ------           -----          -----           -----
Investment income (loss) - net      (401)         33,493           3,216          33,655         10,465          (1,155)
                                    ----          ------           -----          ------         ------          ------

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales              1,559         435,388         575,953          90,215        243,496           5,548
  Cost of investments sold         1,617         427,347         568,122          90,945        241,944           6,734
                                   -----         -------         -------          ------        -------           -----
Net realized gain (loss)
on investments                       (58)          8,041           7,831            (730)         1,552          (1,186)
Net change in unrealized
appreciation or depreciation
of investments                    (3,404)       (101,609)       (137,711)        (15,294)       (30,901)        (88,105)
                                  ------        --------        --------         -------        -------         -------
Net gain (loss) on investments    (3,462)        (93,568)       (129,880)        (16,024)       (29,349)        (89,291)
                                  ------         -------        --------         -------        -------         -------
Net increase (decrease) in net
assets resulting from operatios  $(3,863)      $ (60,075)     $ (126,664)       $ 17,631      $ (18,884)      $ (90,446)
                                 -------       ---------      ----------        --------      ---------       ---------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                            Segregated Asset Subaccounts
Investment income                    EJA             EJT             EJG             EJI             EDE            ERQ
Dividend income from mutual
funds and portfolios              $ 12,148         $ 3,689        $ 27,498         $ 4,305       $ 15,087        $ 17,319
                                  --------         -------        --------         -------       --------        --------
Expenses:
  Mortality and expense risk fee     4,030           2,348           7,615           3,440          5,306             707
  Administrative charge                484             282             914             413            637              85
                                       ---             ---             ---             ---            ---              --
Total expenses                       4,514           2,630           8,529           3,853          5,943             792
                                     -----           -----           -----           -----          -----             ---
Investment income (loss) - net       7,634           1,059          18,969             452          9,144          16,527
                                     -----           -----          ------             ---          -----          ------

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales               84,148          43,642          61,790         216,777        301,745          12,645
  Cost of investments sold         100,069          51,993          65,863         203,233        315,236          12,827
                                   -------          ------          ------         -------        -------          ------
Net realized gain (loss)
on investments                     (15,921)         (8,351)         (4,073)         13,544        (13,491)           (182)
Net change in unrealized
appreciation or depreciation
of investments                    (366,619)       (215,307)       (348,458)       (132,148)       (68,719)        (18,830)
                                  --------        --------        --------        --------        -------         -------
Net gain (loss) on investments    (382,540)       (223,658)       (352,531)       (118,604)       (82,210)        (19,012)
                                  --------        --------        --------        --------        -------         -------
Net increase (decrease) in net
assets resulting from operations $(374,906)     $ (222,599)     $ (333,562)     $ (118,152)     $ (73,066)       $ (2,485)
                                 ---------      ----------      ----------      ----------      ---------        --------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
Investment income                     ERI             END             ERS             EUT             EPG            EPL
Dividend income from mutual
funds and portfolios                $ 805        $ 15,063        $ 32,616        $ 24,111      $ 634,100        $ 92,648
                                    -----        --------        --------        --------      ---------        --------
Expenses:
  Mortality and expense risk fee      832          18,894          12,057           9,861         83,388          16,906
  Administrative charge               100           2,268           1,448           1,184         10,011           2,030
                                      ---           -----           -----           -----         ------           -----
Total expenses                        932          21,162          13,505          11,045         93,399          18,936
                                      ---          ------          ------          ------         ------          ------
Investment income (loss) - net       (127)         (6,099)         19,111          13,066        540,701          73,712
                                     ----          ------          ------          ------        -------          ------

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales             131,966         274,034          65,238         345,381        348,674       4,212,519
  Cost of investments sold        131,290         291,481          66,323         347,669        381,891       4,271,382
                                  -------         -------          ------         -------        -------       ---------
Net realized gain
(loss) on investments                 676         (17,447)         (1,085)         (2,288)       (33,217)        (58,863)
Net change in unrealized
appreciation or depreciation
of investments                     (1,851)       (236,144)       (237,269)          7,071         48,627        (203,865)
                                   ------        --------        --------           -----         ------        --------
Net gain (loss) on investments     (1,175)       (253,591)       (238,354)          4,783         15,410        (262,728)
                                   ------        --------        --------           -----         ------        --------
Net increase (decrease) in net
assets resulting from operations  $(1,302)     $ (259,690)     $ (219,243)       $ 17,849      $ 556,111      $ (189,016)
                                  -------      ----------      ----------        --------      ---------      ----------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                             Segregated Asset Subaccounts
                                                                                                                     Combined
                                                                                                                     Variable
Investment income                     EPN        EMC       EPR             ETV             EIC            EUC         Account
Dividend income from mutual
funds and portfolios               $ 15,968    $ 8,784  $ 18,481            $ 78       $ 17,118         $ 6,475    $ 6,001,840
                                   --------    -------  --------            ----       --------         -------    -----------
Expenses:
  Mortality and expense risk fee     10,789      2,040       935             342          3,533           1,494      1,074,155
  Administrative charge               1,295        245       113              41            424             179        128,697
                                      -----        ---       ---              --            ---             ---        -------
Total expenses                       12,084      2,285     1,048             383          3,957           1,673      1,202,852
                                     ------      -----     -----             ---          -----           -----      ---------
Investment income (loss) - net        3,884      6,499    17,433            (305)        13,161           4,802      4,798,988
                                      -----      -----    ------            ----         ------           -----      ---------

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales             6,418,618     14,494    70,005          24,036        318,910           3,948     45,462,991
  Cost of investments sold        6,828,254     13,357    70,028          24,537        329,779           4,180     46,098,095
                                  ---------     ------    ------          ------        -------           -----     ----------
Net realized gain (loss)
on investments                     (409,636)     1,137       (23)           (501)       (10,869)           (232)      (635,104)
Net change in unrealized
appreciation or depreciation
of investments                      (84,211)    22,526      (274)          8,180       (178,831)         (2,329)   (14,845,470)
                                    -------     ------      ----           -----       --------          ------    -----------
Net gain (loss) on investments     (493,847)    23,663      (297)          7,679       (189,700)         (2,561)   (15,480,574)
                                   --------     ------      ----           -----       --------          ------    -----------
Net increase (decrease) in net
assets resulting from operations  $(489,963)  $ 30,162  $ 17,136         $ 7,374     $ (176,539)        $ 2,241  $ (10,681,586)
                                  ---------   --------  --------         -------     ----------         -------  -------------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
Operations                            EVB             ESI             ECR             EMS             EVD            EIA
Investment income (loss) - net     $ (372)      $ 658,719     $ 1,174,200       $ 135,974          $ (16)       $ 20,973
Net realized gain (loss)
on investments                       (247)        (65,809)        107,921         (16,587)           (55)         (6,661)
Net change in unrealized
appreciation or depreciation
of investments                    (17,476)        (92,908)     (3,989,879)           (891)           303         (50,312)
                                  -------         -------      ----------            ----            ---         -------
Net increase (decrease) in net
assets resulting from operations  (18,095)        500,002      (2,707,758)        118,496            232         (36,000)
                                  -------         -------      ----------         -------            ---         -------

Contract transactions
Contract purchase payments        168,998       1,127,304         898,821       5,658,273          8,100         326,400
Net transfers(1)                  106,954       1,618,613       1,432,606        (995,418)        11,148         248,696
Annuity payments                       --            (212)           (473)             --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                 (4,066)       (791,854)     (1,106,354)       (378,581)        (2,988)         (2,866)
  Death benefits                       --        (116,821)       (119,354)        (54,981)            --         (45,830)
                                    -----        --------        --------         -------           ----          -------
Increase (decrease) from
contract transactions             271,886       1,837,030       1,105,246       4,229,293         16,260         526,400
                                  -------       ---------       ---------       ---------         ------         -------
Net assets at beginning of year        --      10,820,301      13,644,170       1,114,019             --           7,726
                                     ----      ----------      ----------       ---------          -----           -----
Net assets at end of year       $ 253,791    $ 13,157,333    $ 12,041,658     $ 5,461,808       $ 16,492       $ 498,126
                                ---------    ------------    ------------     -----------       --------       ---------

Accumulation unit activity
Units outstanding at
beginning of year                      --       8,126,599       5,864,252         941,161             --           7,716
Contract purchase payments        175,484         817,990         480,091       4,705,351          8,313         341,583
Net transfers(1)                  114,600       1,214,069         652,357        (825,952)        11,296         263,592
Contract terminations:
  Surrender benefits and
  contract charges                 (4,408)       (573,807)       (585,372)       (353,020)        (3,123)         (3,062)
  Death benefits                       --         (86,752)        (53,816)        (46,341)            --         (53,416)
                                      ---         -------         -------         -------           ----         -------
Units outstanding at
end of year                       285,676       9,498,099       6,357,512       4,421,199         16,486         556,413
                                  -------       ---------       ---------       ---------         ------         -------

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                Segregated Asset Subaccounts
Operations                                EVF             EVG             EMG             EGD             EVS            ECA
Investment income
(loss) - net                             $ 488          $ (447)      $ 979,539       $ 348,747          $ 595        $ 76,543
Net realized gain (loss)
on investments                              65          (2,552)         80,782          72,536            (25)          1,284
Net change in unrealized appreciation
or depreciation of investments             964         (31,508)     (1,592,346)     (1,137,292)          (575)       (846,955)
                                           ---         -------      ----------      ----------           ----        --------
Net increase (decrease) in net
assets resulting from operations         1,517         (34,507)       (532,025)       (716,009)            (5)       (769,128)
                                         -----         -------        --------        --------             --        --------

Contract transactions
Contract purchase payments              64,632         180,985       1,208,930       1,763,702         16,473       2,834,957
Net transfers(1)                        15,145           1,103       1,462,595       1,381,484          3,176       1,734,526
Annuity payments                            --              --            (338)             --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                         (39)            (34)       (874,865)       (362,293)           (51)        (66,825)
  Death benefits                            --              --        (124,332)        (15,459)            --              --
                                         -----         -------        --------        --------             --        --------
Increase (decrease) from
contract transactions                   79,738         182,054       1,671,990       2,767,434         19,598       4,502,658
                                        ------         -------       ---------       ---------         ------       ---------
Net assets at beginning of year             --              --      12,390,195       3,684,613             --          80,940
                                        ------         -------       ---------       ---------         ------       ---------
Net assets at end of year             $ 81,255       $ 147,547    $ 13,530,160     $ 5,736,038       $ 19,593     $ 3,814,470
                                      --------       ---------    ------------     -----------       --------     -----------

Accumulation unit activity
Units outstanding at
beginning of year                           --              --       5,985,403       2,140,748             --          56,612
Contract purchase payments              62,167         198,904         588,776       1,038,976         16,635       1,887,816
Net transfers(1)                        14,365           1,357         705,526         781,895          3,257       1,145,256
Contract terminations:
  Surrender benefits and
  contract charges                         (37)            (49)       (439,631)       (235,255)           (52)        (53,036)
  Death benefits                            --              --         (60,961)         (9,367)            --              --
                                        ------         -------       ---------       ---------         ------       ---------
Units outstanding at
end of year                             76,495         200,212       6,779,113       3,716,997         19,840       3,036,648
                                        ------         -------       ---------       ---------         ------       ---------

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                            Segregated Asset Subaccounts
Operations                           ECD             EVA             EPP             ETC             EHG            EAS
Investment income (loss) - net    $ (2,810)      $ 542,478        $ 14,514        $ 37,127        $ 3,222       $ (10,714)
Net realized gain (loss)
on investments                         181          42,605        (204,991)           (712)           870          (2,979)
Net change in unrealized
appreciation or depreciation
of investments                     (12,170)      (3,424,581)       (387,703)       (973,644)        33,082         (81,233)
                                   -------       ----------        --------        --------         ------         -------
Net increase (decrease) in net
assets resulting from operations   (14,799)     (2,839,498)       (578,180)       (937,229)        37,174         (94,926)
                                   -------      ----------        --------        --------         ------         -------

Contract transactions
Contract purchase payments         461,922       6,093,634       1,669,475       1,913,047        293,393         314,520
Net transfers(1)                   206,537       4,613,207       2,128,437       1,400,055        477,249       1,671,388
Annuity payments                        --              --              --              --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                  (2,124)       (916,020)        (37,764)        (62,652)        (3,749)        (55,549)
  Death benefits                        --         (93,774)             --              --             --              --
                                   -------      ----------        --------        --------         ------         -------
Increase (decrease) from
contract transactions              666,335       9,697,047       3,760,148       3,250,450        766,893       1,930,359
                                   -------       ---------       ---------       ---------        -------       ---------
Net assets at beginning of year      1,855       9,698,008          65,331         147,050          7,271          36,704
                                     -----       ---------          ------         -------          -----          ------
Net assets at end of year        $ 653,391    $ 16,555,557     $ 3,247,299     $ 2,460,271      $ 811,338     $ 1,872,137
                                 ---------    ------------     -----------     -----------      ---------     -----------

Accumulation unit activity
Units outstanding at
beginning of year                    1,469       5,637,595          55,616         105,175          7,282          30,841
Contract purchase payments         330,712       3,684,228       1,457,932       1,279,642        284,683         263,743
Net transfers(1)                   149,790       2,756,099       1,894,058         951,328        454,919       1,392,766
Contract terminations:
  Surrender benefits and
  contract charges                  (1,562)       (631,738)        (39,338)        (58,011)        (3,579)        (48,727)
  Death benefits                        --         (57,733)             --              --             --              --
                                     -----       ---------          ------         -------          -----          ------
Units outstanding at end of year   480,409      11,388,451       3,368,268       2,278,134        743,305       1,638,623
                                   -------      ----------       ---------       ---------        -------       ---------

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying  notes to financial statements.

American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                              Segregated Asset Subaccounts
Operations                            EEG             EFG             EFM             EFO             ERE            EMU
Investment income
(loss) - net                        $ (1,842)        $ 1,784        $ (8,701)        $ 3,233        $ 3,442         $ 3,416
Net realized gain (loss)
on investments                      (126,796)         (1,720)         40,356         (16,663)         9,177             288
Net change in unrealized
appreciation or depreciation
of investments                       (26,656)        (43,320)        234,375         (57,414)        20,303          17,841
                                     -------         -------         -------         -------         ------          ------
Net increase (decrease) in net
assets resulting from operations    (155,294)        (43,256)        266,030         (70,844)        32,922          21,545
                                    --------         -------         -------         -------         ------          ------

Contract transactions
Contract purchase payments            68,007         788,016       1,273,701         281,849         78,010          27,001
Net transfers(1)                   1,097,993         692,305       2,958,058         263,183        142,047         125,485
Annuity payments                          --              --              --              --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                    (3,472)       (127,285)       (106,134)         (6,528)          (143)         (8,186)
  Death benefits                          --              --              --              --             --              --
                                     -------         -------         -------         -------         ------          ------
Increase (decrease) from
contract transactions              1,162,528       1,353,036       4,125,625         538,504        219,914         144,300
                                   ---------       ---------       ---------         -------        -------         -------
Net assets at beginning of year        7,393          75,207          54,974          40,260            859          32,322
                                       -----          ------          ------          ------            ---          ------
Net assets at end of year        $ 1,014,627     $ 1,384,987     $ 4,446,629       $ 507,920      $ 253,695       $ 198,167
                                 -----------     -----------     -----------       ---------      ---------       ---------

Accumulation unit activity
Units outstanding at
beginning of year                      5,626          71,445          44,234          32,631            889          30,888
Contract purchase payments            46,779         766,913         809,227         253,680         70,678          24,922
Net transfers(1)                     745,416         671,470       1,924,840         236,782        130,796         121,306
Contract terminations:
  Surrender benefits and
  contract charges                    (2,713)       (126,733)        (64,716)         (6,661)          (120)         (7,529)
  Death benefits                          --              --              --              --             --              --
                                       -----          ------          ------          ------            ---          ------
Units outstanding at
end of year                          795,108       1,383,095       2,713,585         516,432        202,243         169,587
                                     -------       ---------       ---------         -------        -------         -------

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying  notes to financial statements.

American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
Operations                           EIS             JCG             JUS             JGL             JIF            EIT
Investment income (loss) - net     $ (401)       $ 33,493         $ 3,216        $ 33,655       $ 10,465        $ (1,155)
Net realized gain (loss)
on investments                        (58)          8,041           7,831            (730)         1,552          (1,186)
Net change in unrealized
appreciation or depreciation
of investments                     (3,404)       (101,609)       (137,711)        (15,294)       (30,901)        (88,105)
                                   ------        --------        --------         -------        -------         -------
Net increase (decrease) in net
assets resulting from operations   (3,863)        (60,075)       (126,664)         17,631        (18,884)        (90,446)
                                   ------         -------        --------          ------        -------         -------

Contract transactions
Contract purchase payments         14,318         313,738         530,544         137,658         83,092         289,242
Net transfers(1)                   94,132         602,823         855,185         269,344        343,716          16,930
Annuity payments                       --              --              --              --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                   (339)       (475,368)       (549,828)        (43,369)      (234,937)           (826)
  Death benefits                       --              --              --              --             --              --
                                   ------        --------        --------         -------        -------         -------
Increase (decrease) from
contract transactions             108,111         441,193         835,901         363,633        191,871         305,346
                                  -------         -------         -------         -------        -------         -------
Net assets at beginning of year       910         261,211         539,763          33,287         38,640              --
                                      ---         -------         -------          ------         ------
Net assets at end of year       $ 105,158       $ 642,329     $ 1,249,000       $ 414,551      $ 211,627       $ 214,900
                                ---------       ---------     -----------       ---------      ---------       ---------

Accumulation unit activity
Units outstanding at
beginning of year                     890         226,060         480,470          34,328         30,495              --
Contract purchase payments         14,074         277,363         499,815         135,499         98,312         300,416
Net transfers(1)                   91,033         531,164         788,140         269,405        283,814          19,587
Contract terminations:
  Surrender benefits and
  contract charges                   (334)       (422,010)       (521,052)        (41,701)      (217,534)           (976)
  Death benefits                       --              --              --              --             --              --
                                  -------         -------         -------         -------        -------         -------
Units outstanding at
end of year                       105,663         612,577       1,247,373         397,531        195,087         319,027
                                  -------         -------       ---------         -------        -------         -------

(1)Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                              Segregated Asset Subaccounts
Operations                             EJA             EJT             EJG             EJI             EDE            ERQ
Investment income (loss) - net       $ 7,634         $ 1,059        $ 18,969           $ 452        $ 9,144        $ 16,527
Net realized gain (loss)
on investments                       (15,921)         (8,351)         (4,073)         13,544        (13,491)           (182)
Net change in unrealized
appreciation or depreciation
of investments                      (366,619)       (215,307)       (348,458)       (132,148)       (68,719)        (18,830)
                                    --------        --------        --------        --------        -------         -------
Net increase (decrease) in net
assets resulting from operations    (374,906)       (222,599)       (333,562)       (118,152)       (73,066)         (2,485)
                                    --------        --------        --------        --------        -------          ------

Contract transactions
Contract purchase payments         1,144,157         613,240       1,738,561         724,677        485,822           7,100
Net transfers(1)                     468,937         222,657         636,400         443,694        180,839         148,232
Annuity payments                          --              --              --              --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                   (20,469)         (2,379)        (14,698)        (11,310)       (17,834)           (532)
  Death benefits                          --              --              --              --             --              --
                                    --------        --------        --------        --------        -------          ------
Increase (decrease) from
contract transactions              1,592,625         833,518       2,360,263       1,157,061        648,827         154,800
                                   ---------         -------       ---------       ---------        -------         -------
Net assets at beginning of year           --              --              --              --         54,066           1,203
                                    --------        --------        --------        --------        -------          ------
Net assets at end of year        $ 1,217,719       $ 610,919     $ 2,026,701     $ 1,038,909      $ 629,827       $ 153,518
                                 -----------       ---------     -----------     -----------      ---------       ---------

Accumulation unit activity
Units outstanding at
beginning of year                         --              --              --              --         50,706           1,190
Contract purchase payments         1,209,309         645,493       1,811,037         785,812        475,534           7,085
Net transfers(1)                     557,412         255,566         678,801         532,777        163,906         146,488
Contract terminations:
  Surrender benefits and
  contract charges                   (29,241)         (3,499)        (17,924)        (14,138)       (17,288)           (537)
  Death benefits                          --              --              --              --             --              --
                                    --------        --------        --------        --------        -------          ------
Units outstanding at
end of year                        1,737,480         897,560       2,471,914       1,304,451        672,858         154,226
                                   ---------         -------       ---------       ---------        -------         -------

(1)Includes transfer activity from (to) other subacounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                          Segregated Asset Subaccounts
Operations                          ERI             END             ERS             EUT             EPG            EPL
Investment income (loss) - net    $ (127)       $ (6,099)       $ 19,111        $ 13,066      $ 540,701        $ 73,712
Net realized gain (loss)
on investments                       676         (17,447)         (1,085)         (2,288)       (33,217)        (58,863)
Net change in unrealized
appreciation or depreciation
of investments                    (1,851)       (236,144)       (237,269)          7,071         48,627        (203,865)
                                  ------        --------        --------           -----         ------        --------
Net increase (decrease) in net
assets resulting from operations  (1,302)       (259,690)       (219,243)         17,849        556,111        (189,016)
                                  ------        --------        --------          ------        -------        --------

Contract transactions
Contract purchase payments        18,404       1,181,714         937,149       1,316,569      1,672,799         909,492
Net transfers(1)                  41,895       2,214,501       1,127,313       1,118,833      1,560,008       1,505,236
Annuity payments                      --              --              --              --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                (1,193)        (70,541)        (53,565)        (28,017)      (524,588)        (74,650)
  Death benefits                      --              --              --              --        (16,684)             --
                                  ------        --------        --------          ------        -------        --------
Increase (decrease) from
contract transactions             59,106       3,325,674       2,010,897       2,407,385      2,691,535       2,340,078
                                  ------       ---------       ---------       ---------      ---------       ---------
Net assets at beginning of year    1,270          93,788         281,042          36,290      5,082,976         461,834
                                   -----          ------         -------          ------      ---------         -------
Net assets at end of year       $ 59,074     $ 3,159,772     $ 2,072,696     $ 2,461,524    $ 8,330,622     $ 2,612,896
                                --------     -----------     -----------     -----------    -----------     -----------

Accumulation unit activity
Units outstanding at
beginning of year                  1,184          63,944         241,943          30,180      4,302,357         346,626
Contract purchase payments        17,352         789,970         768,039       1,039,328      1,413,558         710,605
Net transfers(1)                  44,471       1,444,184         940,921         891,436      1,330,062       1,197,000
Contract terminations:
  Surrender benefits and
  contract charges                (1,228)        (69,200)        (49,142)        (22,061)      (416,340)        (62,731)
  Death benefits                      --              --              --              --        (13,835)             --
                                   -----          ------         -------          ------      ---------         -------
Units outstanding at
end of year                       61,779       2,228,898       1,901,761       1,938,883      6,615,802       2,191,500
                                  ------       ---------       ---------       ---------      ---------       ---------

(1)Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American  Enterprise  Variable  Annuity  Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
                                                                                                                       Combined
                                                                                                                       Variable
Operations                          EPN        EMC          EPR             ETV             EIC            EUC          Account
Investment income (loss) - net    $ 3,884    $ 6,499     $ 17,433          $ (305)      $ 13,161         $ 4,802     $ 4,798,988
Net realized gain (loss)
on investments                   (409,636)     1,137          (23)           (501)       (10,869)           (232)      (635,104)
Net change in unrealized
appreciation or depreciation
of investments                    (84,211)    22,526         (274)          8,180       (178,831)         (2,329)   (14,845,470)
                                  -------     ------         ----           -----       --------          ------    -----------
Net increase (decrease) in net
assets resulting from operations (489,963)    30,162       17,136           7,374       (176,539)          2,241    (10,681,586)
                                 --------     ------       ------           -----       --------           -----    -----------

Contract transactions
Contract purchase payments        547,122     69,421      221,542          62,763        434,242          64,168     41,037,684
Net transfers(1)                  685,336    184,429       26,715          11,565        163,104         158,160     35,876,556
Annuity payments                       --         --           --              --             --              --         (1,023)
Contract terminations:
  Surrender benefits and
  contract charges                (12,169)    (6,198)      (6,723)             --           (559)         (5,868)    (7,076,382)
  Death benefits                       --         --           --              --             --              --       (587,235)
                                  -------     ------         ----           -----       --------          ------    -----------
Increase (decrease) from
contract transactions           1,220,289    247,652      241,534          74,328        596,787         216,460     69,249,600
                                ---------    -------      -------          ------        -------         -------     ----------
Net assets at beginning of year    53,689     42,610        1,267              --         41,956          22,183     58,957,183
                                   ------     ------        -----            ----         ------          ------     ----------
Net assets at end of year       $ 784,015  $ 320,424    $ 259,937        $ 81,702      $ 462,204       $ 240,884  $ 117,525,197
                                ---------  ---------    ---------        --------      ---------       ---------  -------------

Accumulation unit activity
Units outstanding at
beginning of year                  35,084     37,088        1,208              --         27,774          19,249
Contract purchase payments        397,443     54,575      171,834          54,360        281,867          64,047
Net transfers(1)                  427,650    151,521       20,280           9,096        121,473         153,235
Contract terminations:
  Surrender benefits and
  contract charges                (13,085)    (4,625)      (4,872)             --           (522)         (5,762)
  Death benefits                       --         --           --              --             --              --
                                  -------     ------         ----           -----       --------          ------
Units outstanding at
end of year                       847,092    238,559      188,450          63,456        430,592         230,769
                                  -------    -------      -------          ------        -------         -------

(1)Includes transfer activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Operations                                               ESI              ECR             EMS             EIA(1)          EMG
Investment income (loss) - net                       $ 509,375      $ 1,063,263        $ 34,572          $ 1,034       $ 629,710
Net realized gain (loss)
on investments                                         (38,416)         133,643              (6)            (655)         31,804
Net change in unrealized
appreciation or depreciation
of investments                                        (431,444)       1,170,550              (4)              (7)        705,266
                                                      --------        ---------              --               --         -------
Net increase (decrease) in net
assets resulting from operations                        39,515        2,367,456          34,562              372       1,366,780
                                                        ------        ---------          ------              ---       ---------

Contract transactions
Contract purchase payments                           2,364,485        1,613,826         327,820            5,191       1,698,764
Net transfers2                                       1,661,343          889,541         920,070            2,163       1,651,501
Annuity payments                                          (143)            (473)             --               --            (257)
Contract terminations:
  Surrender benefits and
  contract charges                                    (643,436)        (978,721)     (1,027,233)              --        (777,693)
  Death benefits                                      (155,072)         (92,582)             --               --        (113,085)
                                                      --------          -------            ----              ---        --------
Increase (decrease) from
contract transactions                                3,227,177        1,431,591         220,657            7,354       2,459,230
                                                     ---------        ---------         -------            -----       ---------
Net assets at beginning of year                      7,553,609        9,845,123         858,800               --       8,564,185
                                                     ---------        ---------         -------              ---       ---------
Net assets at end of year                         $ 10,820,301     $ 13,644,170     $ 1,114,019          $ 7,726    $ 12,390,195
                                                  ------------     ------------     -----------          -------    ------------

Accumulation unit activity
Units outstanding at beginning of year               5,688,915        5,163,185         749,301               --       4,684,466
Contract purchase payments                           1,802,413          806,674         279,813            5,303         906,505
Net transfers2                                       1,255,338          436,406         788,973            2,413         874,349
Contract terminations:
  Surrender benefits and contract charges             (503,166)        (490,112)       (876,926)              --        (420,370)
  Death benefits                                      (116,901)         (51,901)             --               --         (59,547)
                                                     ---------        ---------         -------            -----       ---------
Units outstanding at end of year                     8,126,599        5,864,252         941,161            7,716       5,985,403
                                                     ---------        ---------         -------            -----       ---------

(1)For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                     Segregated Asset Subaccounts
Operations                                              EGD              ECA(1)            ECD(2)          EVA             EPP(2)
Investment income (loss) - net                            $ 17          $ 1,078            $ (3)        $ 79,055           $ (61)
Net realized gain (loss) on investments                 24,584               18              --           16,902             138
Net change in unrealized appreciation
or depreciation of investments                         694,325            9,757             264        1,432,915           3,822
                                                       -------            -----             ---        ---------           -----
Net increase (decrease) in net assets
resulting from operations                              718,926           10,853             261        1,528,872           3,899
                                                       -------           ------             ---        ---------           -----

Contract transactions
Contract purchase payments                           1,253,933           63,183             870        3,650,384          32,039
Net transfers(3)                                       409,913            6,962             724        2,416,621          29,393
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges             (132,862)             (58)             --         (259,654)             --
  Death benefits                                       (30,780)              --              --          (27,190)             --
                                                       -------            -----             ---        ---------           -----
Increase (decrease) from contract transactions       1,500,204           70,087           1,594        5,780,161          61,432
                                                     ---------           ------           -----        ---------          ------
Net assets at beginning of year                      1,465,483               --              --        2,388,975              --
                                                     ---------             ----            ----        ---------             ---
Net assets at end of year                          $ 3,684,613         $ 80,940         $ 1,855      $ 9,698,008        $ 65,331
                                                   -----------         --------         -------      -----------        --------

Accumulation unit activity
Units outstanding at beginning of year               1,108,323               --              --        1,778,901              --
Contract purchase payments                             882,440           51,342             887        2,548,626          29,157
Net transfers(3)                                       288,019            5,312             582        1,606,765          26,459
Contract terminations:
  Surrender benefits and contract charges             (117,217)             (42)             --         (278,884)             --
  Death benefits                                       (20,817)              --              --          (17,813)             --
                                                     ---------           ------           -----        ---------          ------
Units outstanding at end of year                     2,140,748           56,612           1,469        5,637,595          55,616
                                                     ---------           ------           -----        ---------          ------

(1)For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(3)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                Segregated Asset Subaccounts
Operations                                               ETC(1)            EHG(1)          EAS(1)           EEG(1)         EFG(1)
Investment income (loss) - net                          $ (152)           $ (17)          $ (36)             $ 6          $ (132)
Net realized gain (loss) on investments                     59               --               3               --             126
Net change in unrealized appreciation
or depreciation of investments                          17,649              (39)          3,406              511           2,772
                                                        ------              ---           -----              ---           -----
Net increase (decrease) in net assets
resulting from operations                               17,556              (56)          3,373              517           2,766
                                                        ------              ---           -----              ---           -----

Contract transactions
Contract purchase payments                              80,862            5,440          33,331            1,161          52,322
Net transfers(2)                                        48,691            1,887              --            5,715          20,119
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges                  (59)              --              --               --              --
  Death benefits                                            --               --              --               --              --
                                                        ------              ---           -----              ---           -----
Increase (decrease) from contract transactions         129,494            7,327          33,331            6,876          72,441
                                                       -------            -----          ------            -----          ------
Net assets at beginning of year                             --               --              --               --              --
                                                        ------              ---           -----              ---           -----
Net assets at end of year                            $ 147,050          $ 7,271        $ 36,704          $ 7,393        $ 75,207
                                                     ---------          -------        --------          -------        --------

Accumulation unit activity
Units outstanding at beginning of year                      --               --              --               --              --
Contract purchase payments                              67,333            5,404          30,841            1,180          51,905
Net transfers2                                          37,885            1,878              --            4,446          19,540
Contract terminations:
  Surrender benefits and contract charges                  (43)              --              --               --              --
  Death benefits                                            --               --              --               --              --
                                                        ------              ---           -----              ---           -----
Units outstanding at end of year                       105,175            7,282          30,841            5,626          71,445
                                                       -------            -----          ------            -----          ------

(1)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Operations                                                EFM(1)          EFO(1)           ERE(1)           EMU(1)         EIS(1)
Investment income (loss) - net                           $ 271           $ (394)           $ (3)           $ (20)           $ (3)
Net realized gain (loss) on investments                    100           17,694              --               --              --
Net change in unrealized appreciation
or depreciation of investments                           6,689            5,912              (8)             787              43
                                                         -----            -----              --              ---              --
Net increase (decrease) in net assets
resulting from operations                                7,060           23,212             (11)             767              40
                                                         -----           ------             ---              ---              --

Contract transactions
Contract purchase payments                              18,976           33,832             870            1,178             870
Net transfers(2)                                        28,938          (16,784)             --           30,377              --
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges                   --               --              --               --              --
  Death benefits                                            --               --              --               --              --
                                                         -----           ------             ---              ---              --
Increase (decrease) from contract transactions          47,914           17,048             870           31,555             870
                                                        ------           ------             ---           ------             ---
Net assets at beginning of year                             --               --              --               --              --
                                                        ------           ------             ---           ------             ---
Net assets at end of year                             $ 54,974         $ 40,260           $ 859         $ 32,322           $ 910
                                                      --------         --------           -----         --------           -----

Accumulation unit activity
Units outstanding at beginning of year                      --               --              --               --              --
Contract purchase payments                              18,546           29,861             889            1,194             890
Net transfers(2)                                        25,688            2,770              --           29,694              --
Contract terminations:
  Surrender benefits and contract charges                   --               --              --               --              --
  Death benefits                                            --               --              --               --              --
                                                        ------           ------             ---           ------             ---
Units outstanding at end of year                        44,234           32,631             889           30,888             890
                                                        ------           ------             ---           ------             ---

(1)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Operations                                              JCG(1)           JUS(1)          JGL(1)           JIF(1)          EDE(1)
Investment income (loss) - net                         $ 4,799          $ 3,685         $ 1,191          $ 2,331         $ 2,401
Net realized gain (loss) on investments                     14            1,046             174                6              95
Net change in unrealized appreciation
or depreciation of investments                          14,521           23,994          (1,177)           1,942            (681)
                                                        ------           ------          ------            -----            ----
Net increase (decrease) in net assets
resulting from operations                               19,334           28,725             188            4,279           1,815
                                                        ------           ------             ---            -----           -----

Contract transactions
Contract purchase payments                             122,121          401,524          21,346           11,840          40,435
Net transfers(2)                                       119,756          109,571          11,753           22,521          11,816
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges                   --              (57)             --               --              --
  Death benefits                                            --               --              --               --              --
                                                        ------           ------          ------            -----            ----
Increase (decrease) from contract transactions         241,877          511,038          33,099           34,361          52,251
                                                       -------          -------          ------           ------          ------
Net assets at beginning of year                             --               --              --               --              --
                                                        ------           ------          ------            -----            ----
Net assets at end of year                            $ 261,211        $ 539,763        $ 33,287         $ 38,640        $ 54,066
                                                     ---------        ---------        --------         --------        --------

Accumulation unit activity
Units outstanding at beginning of year                      --               --              --               --              --
Contract purchase payments                             115,561          376,243          22,245           11,022          39,144
Net transfers(2)                                       110,499          104,278          12,083           19,473          11,562
Contract terminations:
  Surrender benefits and contract charges                   --              (51)             --               --              --
  Death benefits                                            --               --              --               --              --
                                                        ------           ------          ------            -----            ----
Units outstanding at end of year                       226,060          480,470          34,328           30,495          50,706
                                                       -------          -------          ------           ------          ------

(1)For period Sept. 22, 1999 (commencemenet of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                           Segregated Asset Subaccounts
Operations                                                ERQ(1)            ERI(1)        END(1)           ERS(1)          EUT(1)
Investment income (loss) - net                            $ 36              $ 9         $ 1,512           $ (157)          $ (31)
Net realized gain (loss) on investments                     --               --              21              111               1
Net change in unrealized appreciation
or depreciation of investments                               7              101          16,528           17,442           1,871
                                                             -              ---          ------           ------           -----
Net increase (decrease) in net assets
resulting from operations                                   43              110          18,061           17,396           1,841
                                                            --              ---          ------           ------           -----

Contract transactions
Contract purchase payments                               1,160            1,160          75,476          227,648          22,501
Net transfers(2)                                            --               --             251           35,998          12,005
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges                   --               --              --               --             (57)
  Death benefits                                            --               --              --               --              --
                                                           ---              ---          ------           ------           -----
Increase (decrease) from contract transactions           1,160            1,160          75,727          263,646          34,449
                                                         -----            -----          ------          -------          ------
Net assets at beginning of year                             --               --              --               --              --
                                                         -----            -----          ------          -------          ------
Net assets at end of year                              $ 1,203          $ 1,270        $ 93,788        $ 281,042        $ 36,290
                                                       -------          -------        --------        ---------        --------

Accumulation unit activity
Units outstanding at beginning of year                      --               --              --               --              --
Contract purchase payments                               1,190            1,184          63,747          209,115          19,749
Net transfers(2)                                            --               --             197           32,828          10,479
Contract terminations:
  Surrender benefits and contract charges                   --               --              --               --             (48)
  Death benefits                                            --               --              --               --              --
                                                         -----            -----          ------          -------          ------
Units outstanding at end of year                         1,190            1,184          63,944          241,943          30,180
                                                         -----            -----          ------          -------          ------

(1)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                       Segregated Asset Subaccounts
Operations                                              EPG               EPL(1)          EPN(1)           EMC(1)          EPR(1)
Investment income (loss) - net                        $ 78,511           $ (631)          $ (71)         $ 2,648           $ 140
Net realized gain (loss) on investments                 (6,058)          28,632              81               --              --
Net change in unrealized appreciation
or depreciation of investments                        (265,626)          39,902          10,563              497             (33)
                                                      --------           ------          ------              ---             ---
Net increase (decrease) in net assets
resulting from operations                             (193,173)          67,903          10,573            3,145             107
                                                      --------           ------          ------            -----             ---

Contract transactions
Contract purchase payments                           2,903,937           70,121          30,681           19,922           1,160
Net transfers(2)                                     2,189,715          323,810          12,495           19,543              --
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges              (79,588)              --             (60)              --              --
  Death benefits                                       (20,046)              --              --               --              --
                                                      --------           ------          ------              ---             ---
Increase (decrease) from contract transactions       4,994,018          393,931          43,116           39,465           1,160
                                                     ---------          -------          ------           ------           -----
Net assets at beginning of year                        282,131               --              --               --              --
                                                      --------           ------          ------              ---             ---
Net assets at end of year                          $ 5,082,976        $ 461,834        $ 53,689         $ 42,610         $ 1,267
                                                   -----------        ---------        --------         --------         -------

Accumulation unit activity
Units outstanding at beginning of year                 238,893               --              --               --              --
Contract purchase payments                           2,446,691           61,197          25,283           18,922           1,208
Net transfers(2)                                     1,788,367          285,429           9,842           18,166              --
Contract terminations:
  Surrender benefits and contract charges             (155,678)              --             (41)              --              --
  Death benefits                                       (15,916)              --              --               --              --
                                                      --------           ------          ------              ---             ---
Units outstanding at end of year                     4,302,357          346,626          35,084           37,088           1,208
                                                     ---------          -------          ------           ------           -----

(1)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                           Segregated Asset Subaccounts
                                                                                              Combined
                                                                                              Variable
Operations                                                EIC(1)          EUC(1)               Account
Investment income (loss) - net                           $ (41)           $ (19)             $ 2,413,873
Net realized gain (loss) on investments                      6                1                  210,124
Net change in unrealized appreciation
or depreciation of investments                           6,926            1,246                3,491,189
                                                         -----            -----                ---------
Net increase (decrease) in net assets
resulting from operations                                6,891            1,228                6,115,186
                                                         -----            -----                ---------

Contract transactions
Contract purchase payments                              35,065            1,412               15,226,846
Net transfers2                                              --           19,543               10,995,951
Annuity payments                                            --               --                     (873)
Contract terminations:
  Surrender benefits and contract charges                   --               --               (3,899,478)
  Death benefits                                            --               --                 (438,755)
                                                         -----            -----                ---------
Increase (decrease) from contract transactions          35,065           20,955               21,883,691
                                                        ------           ------               ----------
Net assets at beginning of year                             --               --               30,958,306
                                                        ------           ------               ----------
Net assets at end of year                             $ 41,956         $ 22,183             $ 58,957,183
                                                      --------         --------             ------------

Accumulation unit activity
Units outstanding at beginning of year                      --               --
Contract purchase payments                              27,774            1,394
Net transfers2                                              --           17,855
Contract terminations:
  Surrender benefits and contract charges                   --               --
  Death benefits                                            --               --
                                                        ------           ------
Units outstanding at end of year                        27,774           19,249
                                                        ------           ------

(1)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account -- American Express Signature Variable Annuity SM

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                            Investment Manager
---------------- ----------------------------------------------------------- -------------------------------------------------
EVB              AXP(R)Variable Portfolio - Blue Chip Advantage Fund         IDS Life Insurance Company 1
ESI              AXP(R)Variable Portfolio - Bond Fund                        IDS Life Insurance Company 1
ECR              AXP(R)Variable Portfolio - Capital Resource Fund            IDS Life Insurance Company 1
EMS              AXP(R)Variable Portfolio - Cash Management Fund             IDS Life Insurance Company 1
EVD              AXP(R)Variable Portfolio - Diversified Equity Income Fund   IDS Life Insurance Company 1
EIA              AXP(R)Variable Portfolio - Extra Income Fund                IDS Life Insurance Company 1
EVF              AXP(R)Variable Portfolio - Federal Income Fund              IDS Life Insurance Company 1
EVG              AXP(R)Variable Portfolio - Growth Fund                      IDS Life Insurance Company 1
EMG              AXP(R)Variable Portfolio - Managed Fund                     IDS Life Insurance Company 1
EGD              AXP(R)Variable Portfolio - New Dimensions Fund(R)           IDS Life Insurance Company 1
EVS              AXP(R)Variable Portfolio - Small Cap Advantage Fund         IDS Life Insurance Company 2
ECA              AIM V.I. Capital Appreciation Fund                          A I M Advisors, Inc.
ECD              AIM V.I. Capital Development Fund                           A I M Advisors, Inc.
EVA              AIM V.I. Value Fund                                         A I M Advisors, Inc.
EPP              Alliance VP Premier Growth Portfolio (Class B)              Alliance Capital Management, L.P.
ETC              Alliance VP Technology Portfolio (Class B)                  Alliance Capital Management, L.P.
EHG              Alliance VP U.S. Government/High Grade Securities           Alliance Capital Management, L.P.
                 Portfolio (Class B)
EAS              Baron Capital Asset Fund - Insurance Shares                 BAMCO, Inc.
EEG              Credit Suisse Warburg Pincus Trust - Emerging Growth        Credit Suisse Asset Management, LLC
                 Portfolio
EFG              Fidelity VIP III Growth & Income Portfolio (Service Class)  Fidelity Management & Research Company (FMR)3
EFM              Fidelity VIP III Mid Cap Portfolio (Service Class)          Fidelity Management & Research Company (FMR)3
EFO              Fidelity VIP Overseas Portfolio (Service Class)             Fidelity Management & Research Company (FMR)4
ERE              FTVIPT Franklin Real Estate Fund - Class 2                  Franklin Advisers, Inc.
EMU              FTVIPT Mutual Shares Securities Fund - Class 2              Franklin Mutual Advisers, LLC
EIS              FTVIPT Templeton International Smaller Companies Fund -     Templeton Investment Counsel, LLC
                 Class 2
JCG              Goldman Sachs VIT Capital Growth Fund                       Goldman Sachs Asset Management
JUS              Goldman Sachs VIT CORESM U.S. Equity Fund                   Goldman Sachs Asset Management
JGL              Goldman Sachs VIT Global Income Fund                        Goldman Sachs Asset Management International
JIF              Goldman Sachs VIT International Equity Fund                 Goldman Sachs Asset Management International
EIT              Goldman Sachs VIT Internet Tollkeeper FundSM                Goldman Sachs Asset Management
EJA              Janus Aspen Series Aggressive Growth Portfolio: Service     Janus Capital
                 Shares
EJT              Janus Aspen Series Global Technology Portfolio: Service     Janus Capital
                 Shares
EJG              Janus Aspen Series Growth Portfolio: Service Shares         Janus Capital
EJI              Janus Aspen Series International Growth Portfolio:          Janus Capital
                 Service Shares
EDE              J.P. Morgan U.S. Disciplined Equity Portfolio               J.P. Morgan
ERQ              Lazard Retirement Equity Portfolio                          Lazard Asset Management
ERI              Lazard Retirement International Equity Portfolio            Lazard Asset Management
END              MFS(R)New Discovery Series - Initial Class                  MFS Investment Management(R)
ERS              MFS(R)Research Series - Initial Class                       MFS Investment Management(R)
EUT              MFS(R)  Utilities  Series - Initial Class                   MFS Investment  Management(R)
EPG              Putnam  VT  Growth  and  Income  Fund  -- Class IB Shares   Putnam Investment Management, LLC
EPL              Putnam  VT  International Growth  Fund -- Class IB Shares   Putnam Investment Management, LLC
EPN              Putnam VT International New Opportunities Fund -- Class IB  Putnam Investment Management, LLC
                 Shares
EMC              Royce Micro-Cap Portfolio                                   Royce & Associates, Inc.
EPR              Royce Small-Cap Portfolio                                   Royce & Associates, Inc.
ETV              Third Avenue Value Portfolio                                EQSF Advisers, Inc.
EIC              Wanger International Small Cap                              Liberty Wanger Asset Management, L.P.
EUC              Wanger U.S. Small Cap                                       Liberty Wanger Asset Management, L.P.

1 American Express Financial Corporation (AEFC) is the investment adviser.
2 AEFC  is  the  investment  adviser.  Kenwood  Capital  Management  LLC is the sub-investment  adviser.
3 FMR U.K.  and FMR Far  East  are the  sub-investment advisers.
4 FMR U.K., FMR Far East, Fidelity  International  Investment Advisors and FIIA
  U.K. are the sub-investment advisers.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.
This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount      Investment                                                       Shares       NAV
-------------------------------------------------------------------------------------------------
EVB             AXP(R)Variable Portfolio - Blue Chip Advantage Fund              25,704     $9.88
ESI             AXP(R)Variable Portfolio - Bond Fund                          1,261,624     10.37
ECR             AXP(R)Variable Portfolio - Capital Resource Fund                453,215     26.57
EMS             AXP(R)Variable Portfolio - Cash Management Fund               5,548,172      1.00
EVD             AXP(R)Variable Portfolio - Diversified Equity Income Fund         1,649     10.01
EIA             AXP(R)Variable Portfolio - Extra Income Fund                     69,979      6.99
EVF             AXP(R)Variable Portfolio - Federal Income Fund                    7,286     10.17
EVG             AXP(R)Variable Portfolio - Growth Fund                           15,672      9.43
EMG             AXP(R)Variable Portfolio - Managed Fund                         765,334     17.68
EGD             AXP(R)Variable Portfolio - New Dimensions Fund(R)               297,237     19.21
EVS             AXP(R)Variable Portfolio - Small Cap Advantage Fund               1,751     11.20
ECA             AIM V.I. Capital Appreciation Fund                              122,758     30.84
ECD             AIM V.I. Capital Development Fund                                49,731     12.99
EVA             AIM V.I. Value Fund                                             603,807     27.31
EPP             Alliance VP Premier Growth Portfolio (Class B)                  100,511     31.93
ETC             Alliance VP Technology Portfolio (Class B)                       97,971     24.90
EHG             Alliance VP U.S. Government/High Grade Securities
                Portfolio (Class B)                                              67,650     11.64
EAS             Baron Capital Asset Fund - Insurance Shares                     108,220     17.26
EEG             Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio   78,898     12.86
EFG             Fidelity VIP III Growth & Income Portfolio (Service Class)       91,026     15.19
EFM             Fidelity VIP III Mid Cap Portfolio (Service Class)              217,798     20.22
EFO             Fidelity VIP Overseas Portfolio (Service Class)                  25,472     19.94
ERE             FTVIPT Franklin Real Estate Fund - Class 2                       14,252     17.36
EMU             FTVIPT Mutual Shares Securities Fund - Class 2                   13,936     14.22
EIS             FTVIPT Templeton International Smaller
                Companies - Class 2                                               9,791     10.74
JCG             Goldman Sachs VIT Capital Growth Fund                            52,409     12.09
JUS             Goldman Sachs VIT CORESM U.S. Equity Fund                        98,311     12.48
JGL             Goldman Sachs VIT Global Income Fund                             42,410      9.75
JIF             Goldman Sachs VIT International Equity Fund                      17,051     11.78
EIT             Goldman Sachs VIT Internet Tollkeeper FundSM                     31,603      6.80
EJA             Janus Aspen Series Aggressive Growth Portfolio: Service Shares   33,412     35.97
EJT             Janus Aspen Series Global Teshnology Portfolio: Service Shares   93,270      6.55
EJG             Janus Aspen Series Growth Portfolio: Service Shares              76,637     26.36
EJI             Janus Aspen Series International Growth Portfolio: Service Shares33,374     30.64
EDE             J.P. Morgan U.S. Disciplined Equity Portfolio                    41,813     14.90
ERQ             Lazard Retirement Equity Portfolio                               15,051     10.20
ERI             Lazard Retirement International Equity Portfolio                  4,919     12.01
END             MFS(R)New Discovery Series - Initial Class                      189,102     16.61
ERS             MFS(R)Research Series - Initial Class                            97,136     20.80
EUT             MFS(R)Utilities Series - Initial Class                          103,210     23.57
EPG             Putnam VT Growth and Income Fund-- Class IB Shares              322,959     25.76
EPL             Putnam VT International Growth Fund-- Class IB Shares           147,371     17.67
EPN             Putnam VT International New Opportunities Fund-- Class IB Shares 56,381     13.67
EMC             Royce Micro-Cap Portfolio                                        45,215      7.05
EPR             Royce Small-Cap Portfolio                                        39,149      6.40
ETV             Third Avenue Value Portfolio                                      4,652     15.21
EIC             Wanger International Small Cap                                   16,053     28.49
EUC             Wanger U.S. Small Cap                                            12,050     19.99

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                               Year ended Dec. 31,
Subaccount       Investment                                                                  2000            1999
---------------- ---------------------------------------------------------------------- --------------- ---------------
EVB1             AXP(R)Variable Portfolio - Blue Chip Advantage Fund                          $276,263           $  --
ESI              AXP(R)Variable Portfolio - Bond Fund                                        3,173,327       4,264,147
ECR              AXP(R)Variable Portfolio - Capital Resource Fund                            3,178,260       3,258,677
EMS              AXP(R)Variable Portfolio - Cash Management Fund                            23,690,904       3,721,067
EVD1             AXP(R)Variable Portfolio - Diversified Equity Income Fund                      19,281              --
EIA2             AXP(R)Variable Portfolio - Extra Income Fund                                  605,365         359,305
EVF1             AXP(R)Variable Portfolio - Federal Income Fund                                 78,821              --
EVG1             AXP(R)Variable Portfolio - Growth Fund                                        194,814              --
EMG              AXP(R)Variable Portfolio - Managed Fund                                     3,742,448       3,779,798
EGD              AXP(R)Variable Portfolio - New Dimensions Fund(R)                           3,563,534       1,646,330
EVS1             AXP(R)Variable Portfolio - Small Cap Advantage Fund                            26,896              --
ECA2             AIM V.I. Capital Appreciation Fund                                          5,020,196          71,340
ECD3             AIM V.I. Capital Development Fund                                             768,599           1,594
EVA              AIM V.I. Value Fund                                                        10,719,033       5,993,303
EPP3             Alliance VP Premier Growth Portfolio (Class B)                              6,218,105          64,897
ETC3             Alliance VP Technology Portfolio (Class B)                                  4,059,598         136,602
EHG3             Alliance VP U.S. Government/High Grade Securities Portfolio (Class B)         828,948           7,327
EAS3             Baron Capital Asset Fund - Insurance Shares                                 2,138,651          33,331
EEG3             Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio              3,134,876           6,889
EFG3             Fidelity VIP III Growth & Income Portfolio (Service Class)                  1,599,638          75,844
EFM3             Fidelity VIP III Mid Cap Portfolio (Service Class)                          5,181,148          55,196
EFO3             Fidelity VIP Overseas Portfolio (Service Class)                               974,117         187,032
ERE3             FTVIPT Franklin Real Estate Fund - Class 2                                    334,194             870
EMU3             FTVIPT Mutual Shares Securities Fund - Class 2                                155,889          31,563
EIS3             FTVIPT Templeton International Smaller Companies Fund - Class 2               109,269             870
JCG3             Goldman Sachs VIT Capital Growth Fund                                         901,372         246,925
JUS3             Goldman Sachs VIT CORESM U.S. Equity Fund                                   1,392,990         550,754
JGL3             Goldman Sachs VIT Global Income Fund                                          486,451          99,487
JIF3             Goldman Sachs VIT International Equity Fund                                   435,070          36,793
EIT1             Goldman Sachs VIT Internet Tollkeeper FundSM                                  309,739              --
EJA1             Janus Aspen Series Aggressive Growth Portfolio: Service Shares              1,668,510              --
EJT1             Janus Aspen Series Global Technology Portfolio: Service Shares                878,219              --
EJG1             Janus Aspen Series Growth Portfolio: Service Shares                         2,434,460              --
EJI1             Janus Aspen Series International Growth Portfolio: Service Shares           1,357,947              --
EDE3             J.P. Morgan U.S. Disciplined Equity Portfolio                                 952,901          58,083
ERQ3             Lazard Retirement Equity Portfolio                                            183,972           1,200
ERI3             Lazard Retirement International Equity Portfolio                              190,945           1,173
END3             MFS(R)New Discovery Series - Initial Class                                  3,574,820          77,367
ERS3             MFS(R)Research Series - Initial Class                                       2,042,987         267,009
EUT3             MFS(R)Utilities Series - Initial Class                                      2,736,972          34,449
EPG              Putnam VT Growth and Income Fund-- Class IB Shares                          3,569,720       5,266,904
EPL3             Putnam VT International Growth Fund-- Class IB Shares                       6,617,463         577,265
EPN3             Putnam VT International New Opportunities Fund-- Class IB Shares            7,629,510          44,979
EMC3             Royce Micro-Cap Portfolio                                                     266,990          42,159
EPR3             Royce Small-Cap Portfolio                                                     319,586           1,304
ETV1             Third Avenue Value Portfolio                                                   87,118              --
EIC3             Wanger International Small Cap                                                923,999          35,065
EUC3             Wanger U.S. Small Cap                                                         225,210          20,955
---------------- ---------------------------------------------------------------------- --------------- ---------------
                 Combined Variable Account                                                $118,979,125     $31,057,853
---------------- ---------------------------------------------------------------------- --------------- ---------------

1 Operations commenced on May 2, 2000.
2 Operations commenced on Aug. 26, 1999.
3 Operations commenced on Sept. 22, 1999.



PART C.

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part A of this Registration Statement:

    American Enterprise Life Insurance Company

     Report of Independent Auditors dated Feb. 8, 2001.
     Balance sheets as of Dec. 31, 2000 and 1999.
     Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity for the three years ended Dec. 31, 2000 Statements of Cash Flows for the years ended Dec. 31, 2000, 1999, and 1998. Notes to Financial Statements.

         Financial Statements included in Part B of this Registration Statement:

      American Enterprise Variable Annuity Account

         Report of Independent Auditors dated March 23, 2001.
         Statements of Net Assets for the year ended Dec. 31, 2000.
         Statements of Operations for the period ended Dec. 31, 2000.
         Statements of Changes in Net Assets for the period ended Dec. 31, 2000. Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing 37 additional subaccounts within the separate account dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant's Post - Effective Amendment No.2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically herewith.

2.       Not applicable.

3. Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802B) filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 43431) filed electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
         Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3 Form of SEP-IRA Endorsement (form 43433) filed electronically herewith as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4      Form of TSA Endorsement  (form 43413) filed  electronically as Exhibit
         4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7 Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

5. Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated herein by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically as
         Exhibit 6.2 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance
         Company,   dated  Sept.  1,  1999,  filed   electronically  as  Exhibit
         1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121 filed on or about April 25, 2001, is incorporated by reference.

8.2 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 (b)  Form of  Amendment  No.  4 to  Participation  Agreement  among  Putnam
         Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company dated June 15, 1999 filed electronically as Exhibit 8.2(b) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.3      Form of  Participation  Agreement  among Templeton  Variable  Products
         Series Fund, Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and American Enterprise Life Insurance Company filed electronically as Exhibit 8.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 (a) Copy of Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as Exhibit 8.4(a) to American Enterprise Variable Annuity Account'sPre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 (b)  Form of  Amendment 1 to Schedule 2 to  Participation  Agreement  among
         Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company, filed electronically as
         Exhibit 8.4(b) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 (c)  Form of  Amendment 1 to Schedule 3 to  Participation  Agreement  among
         Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company filed electronically as
         Exhibit 8.4(c) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.5 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.6 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.7 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
         Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.7 (b) Copy of Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
         Exhibit 1.A.(8)(b) American Enterprise Variable Life Account's to Pre-Effective Amendment No. 1 to Registration Statement
         No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.8 Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically herewith.

8.9 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post- Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.11 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Exterprise Variable Life Account's Post-Effective Amendment No. 2 to Registraition Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered dated April 27, 2001, filed electronically herewith.

10. Consent of Independent Auditors, dated April 23, 2001, is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-74865, filed on or about April 28, 2000, is incorporated by reference.

14. Power of Attorney to sign this Post-Effective Amendment, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement
         333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Bruce A. Kohn                         829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stuart A. Sedlacek                    829 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                            Jurisdiction of
Name of Subsidiary                                           Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.    New York

II. International Banking Services

     American Express Bank Ltd.                                Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                    Minnesota
     American Centurion Life Assurance Company                 New York
     American Enterprise Investment Services Inc.              Minnesota
     American Enterprise Life Insurance Company                Indiana
     American Express Asset Management Group Inc.              Minnesota
     American Express Asset Management International Inc.      Delaware
     American Express Asset Management International
       (Japan) Ltd.                                            Japan
     American Express Asset Management Ltd.                    England
     American Express Client Service Corporation               Minnesota
     American Express Corporation                              Delaware
     American Express Financial Advisors Inc.                  Delaware
     American Express Financial Corporation                    Delaware
     American Express Insurance Agency of Arizona Inc.         Arizona
     American Express Insurance Agency of Idaho Inc.           Idaho
     American Express Insurance Agency of Nevada Inc.          Nevada
     American Express Insurance Agency of Oregon Inc.          Oregon
     American Express Minnesota Foundation                     Minnesota
     American Express Property Casualty Insurance Agency
       of Kentucky Inc.                                        Kentucky
     American Express Property Casualty Insurance Agency
       of Maryland Inc.                                        Maryland
     American Express Property Casualty Insurance Agency
       of Pennsylvania Inc.                                    Pennsylvania
     American Express Trust Company                            Minnesota
     American Partners Life Insurance Company                  Arizona
     IDS Cable Corporation                                     Minnesota
     IDS Cable II Corporation                                  Minnesota
     IDS Capital Holdings Inc.                                 Minnesota
     IDS Certificate Company                                   Delaware
     IDS Futures Corporation                                   Minnesota
     IDS Insurance Agency of Alabama Inc.                      Alabama
     IDS Insurance Agency of Arkansas Inc.                     Arkansas
     IDS Insurance Agency of Massachusetts Inc.                Massachusetts
     IDS Insurance Agency of New Mexico Inc.                   New Mexico

     IDS Insurance Agency of North Carolina Inc.               North Carolina
     IDS Insurance Agency of Utah Inc.                         Utah
     IDS Insurance Agency of Wyoming Inc.                      Wyoming
     IDS Life Insurance Company                                Minnesota
     IDS Life Insurance Company of New York                    New York
     IDS Management Corporation                                Minnesota
     IDS Partnership Services Corporation                      Minnesota
     IDS Plan Services of California, Inc.                     Minnesota
     IDS Property Casualty Insurance Company                   Wisconsin
     IDS Real Estate Services, Inc.                            Delaware
     IDS Realty Corporation                                    Minnesota
     IDS Sales Support Inc.                                    Minnesota
     IDS Securities Corporation                                Delaware
     Investors Syndicate Development Corp.                     Nevada
     Public Employee Payment Company                           Minnesota

Item 27.          Number of Contract owners

                  On March 31, 2001, there were 515 qualified contract holders and 677 non-qualified contract holders.

Item 28.          Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29      Principal Underwriters



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $32,468,381            $662,606             None                  None
Financial Advisors
Inc.

Item 30.                            Location of Accounts and Records

             American Enterprise Life Insurance Company
             829 AXP Financial Center
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs
                  (1)-(4) of that no-action letter.

         (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2000.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By American Enterprise Life Insurance Company
                                    (Sponsor)

                           By /s/  Carol A. Holton*
                                   Carol A. Holton
                                   President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2000.

Signature                                           Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
     Gumer C. Alvero                      Executive Vice President - Annuities

/s/  Carol A. Holton*                     Director, Vice President and Chief
     Carol A. Holton                      Executive Officer

______________________________            Director
     Paul S. Mannweiler

/s/  Teresa J. Rasmussen*                 Director, Vice President, General
     Teresa J. Rasmussen                  Counsel and Secretary

/s/  Stuart A. Sedlacek*                  Executive Vice President
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                   Vice President and Controller
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
     David L. Yowan

***Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement 333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.



By: /s/ Mary Ellyn Minenko
      Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3
  TO REGISTRATION STATEMENT No. 333-74865

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits.